Schedule of Investments	August 31, 2024 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 89.1%
Energy — 86.1%
Cheniere Energy Partners	1,794,815	$87,910,039
CrossAmerica Partners	100	1,966
Delek Logistics Partners	540,859	22,332,068
Energy Transfer	13,483,852	217,090,017
Enterprise Products Partners	6,789,017	199,189,759
Genesis Energy	4,632,132	64,201,350
Global Partners	1,281,899	57,788,007
Martin Midstream Partners	100	353
MPLX	4,336,198	185,936,170
NGL Energy Partners *	100	412
Plains All American Pipeline	9,271,666	166,333,688
Sunoco	2,449,011	132,662,926
USA Compression Partners	2,987,132	67,240,341
USD Partners *	100	2
Western Midstream Partners	3,760,513	145,080,592
		1,345,767,690
Utilities — 3.0%
Suburban Propane Partners (A)	2,717,788	47,561,290
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $701,482,239)		1,393,328,980

COMMON STOCK — 17.4%
Energy — 17.4%
EnLink Midstream	9,779,789	140,437,770
Hess Midstream, Cl A	3,498,832	130,681,375
Summit Midstream *	100	3,690
		271,122,835
Utilities — 0.0%
Star Group	100	1,153
TOTAL COMMON STOCK (Cost $194,009,645)		271,123,988
TOTAL INVESTMENTS — 106.5% (Cost $895,491,884)		$1,664,452,968

Percentages are based on Net Assets of $1,562,973,608.

*	Non-income producing security.
(A)	Affiliated investment.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X MLP ETF

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2024	Income	Capital Gains
Suburban Propane Partners
$—	$58,855,117	$(6,914,082)	$(4,115,529)	$(264,216)	$47,561,290	$—	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 74.1%
CANADA — 21.8%
Energy — 21.8%
Enbridge	4,209,020	$169,118,424
Pembina Pipeline	2,127,604	85,699,889
TC Energy	3,260,868	151,108,623

TOTAL CANADA		405,926,936
UNITED STATES — 52.3%
Energy — 52.3%
Antero Midstream	4,111,900	61,143,953
Archrock	1,767,187	35,750,193
Cheniere Energy	684,791	126,864,381
DT Midstream	1,079,537	84,840,813
EnLink Midstream	2,723,607	39,110,997
Hess Midstream, Cl A	956,593	35,728,749
Kinder Morgan	5,579,735	120,354,884
Kinetik Holdings, Cl A	449,027	19,864,954
New Fortress Energy, Cl A (A)	1,096,966	13,514,621
NextDecade *	1,980,011	9,226,851
ONEOK	1,862,448	172,015,697
Targa Resources	571,440	83,944,536
Williams	3,691,133	168,943,157

TOTAL UNITED STATES		971,303,786
TOTAL COMMON STOCK (Cost $1,050,052,291)		1,377,230,722

MASTER LIMITED PARTNERSHIPS — 25.8%
UNITED STATES— 25.8%
Energy — 25.8%
Cheniere Energy Partners	437,196	21,413,860
Delek Logistics Partners	134,166	5,539,714
Energy Transfer	4,986,139	80,276,838
Enterprise Products Partners	2,790,729	81,879,989
MPLX	1,920,406	82,347,009
Plains All American Pipeline	4,640,344	83,247,771
Plains GP Holdings, Cl A	2,344,438	45,013,210

Schedule of Investments	August 31, 2024 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Western Midstream Partners	2,083,212	$80,370,319
TOTAL UNITED STATES		480,088,710
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $306,411,275)		480,088,710

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.250% (Cost $1,851,265)	1,851,265	1,851,265

	Face Amount
REPURCHASE AGREEMENT(C) — 0.3%
BNP Paribas 5.240%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $5,095,076 (collateralized by U.S. Treasury Obligations, ranging in par value $552,950 - $5,360,118, 1.625%, 05/15/2031, with a total market value of $5,224,373) (Cost $5,092,111)	$5,092,111	5,092,111
TOTAL INVESTMENTS — 100.3% (Cost $1,363,406,942)		$1,864,262,808

Percentages are based on Net Assets of $1,858,851,559.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $6,742,588.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $6,943,376. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,377,230,722	$—	$—	$1,377,230,722
Master Limited Partnerships	480,088,710	—	—	480,088,710
Short-Term Investment	1,851,265	—	—	1,851,265
Repurchase Agreement	—	5,092,111	—	5,092,111
Total Investments in Securities	$1,859,170,697	$5,092,111	$—	$1,864,262,808

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 80.0%
Global X Emerging Markets Bond ETF (A)	298,121	$6,925,351
Global X Nasdaq 100® Covered Call ETF (A)	377,270	6,749,360
Global X SuperDividend® REIT ETF (A) (B)	308,463	6,830,728
Global X U.S. Preferred ETF (A)	334,617	6,782,687
TOTAL EXCHANGE TRADED FUNDS (Cost $33,092,250)		27,288,126

COMMON STOCK — 12.1%
Energy — 4.5%
Hess Midstream, Cl A	13,249	494,850
Kinder Morgan	23,641	509,936
Williams	11,761	538,301
		1,543,087
Utilities — 7.6%
ALLETE	7,097	451,014
Avangrid	11,879	423,962
Northwest Natural Holding	9,847	396,046
Northwestern Energy Group	7,727	420,272
OGE Energy	11,105	439,314
Spire	6,698	441,867
		2,572,475
TOTAL COMMON STOCK (Cost $3,432,083)		4,115,562

MASTER LIMITED PARTNERSHIPS — 7.8%
Energy — 6.4%
Enterprise Products Partners	14,366	421,498
MPLX	11,216	480,942
Plains All American Pipeline	25,117	450,599
Sunoco	8,288	448,961
USA Compression Partners	17,656	397,437
		2,199,437
Utilities — 1.4%
Suburban Propane Partners (A)	26,425	462,437
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,104,985)		2,661,874

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Alternative Income ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.250% (Cost $25,196)	25,196	$25,196

	Face Amount
REPURCHASE AGREEMENT(D) — 0.2%
BNP Paribas 5.240%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $69,344 (collateralized by U.S. Treasury Obligations, ranging in par value $7,526 - $72,952, 1.625%, 05/15/2031, with a total market value of $71,104) (Cost $69,304)	$69,304	69,304
TOTAL INVESTMENTS — 100.2% (Cost $37,723,818)		$34,160,062

Percentages are based on Net Assets of $34,099,600.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $93,006.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $94,500. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Alternative Income ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,288,126	$—	$—	$27,288,126
Common Stock	4,115,562	—	—	4,115,562
Master Limited Partnerships	2,661,874	—	—	2,661,874
Short-Term Investment	25,196	—	—	25,196
Repurchase Agreement	—	69,304	—	69,304
Total Investments in Securities	$34,090,758	$69,304	$—	$34,160,062

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2024	Income	Capital Gains
Global X Emerging Markets Bond ETF
$7,019,447	$424,955	$(996,897)	$468,023	$9,823	$6,925,351	$303,012	$—
Global X Nasdaq 100® Covered Call ETF
6,989,971	411,611	(1,640,755)	659,271	329,262	6,749,360	80,437	122,903
Global X SuperDividend® REIT ETF
6,840,471	397,704	(1,036,104)	673,429	(44,772)	6,830,728	311,523	2,905
Global X U.S. Preferred ETF
6,948,567	421,051	(979,836)	432,940	(40,035)	6,782,687	333,616	—
Suburban Propane Partners
492,599	29,143	(99,254)	29,448	10,501	462,437	—	—
Totals:
$28,291,055	$1,684,464	$(4,752,846)	$2,263,111	$264,779	$27,750,563	$1,028,588	$125,808

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.5%
Financials — 0.5%
Toronto-Dominion Bank	53,388	$3,199,009

UNITED STATES — 99.3%
Communication Services — 7.5%
Alphabet, Cl A	115,999	18,951,916
Comcast, Cl A	80,554	3,187,522
Electronic Arts	21,734	3,299,656
Interpublic Group	103,765	3,383,777
Meta Platforms, Cl A	17,083	8,905,539
Netflix *	4,823	3,382,611
Take-Two Interactive Software *	20,068	3,245,196
T-Mobile US	17,344	3,446,600
Verizon Communications	77,352	3,231,766
		51,034,583
Consumer Discretionary — 10.6%
Amazon.com *	94,131	16,802,383
AutoNation *	17,836	3,174,451
BorgWarner	95,966	3,269,562
Dick’s Sporting Goods	15,233	3,609,612
eBay	57,177	3,379,161
Etsy *	50,917	2,805,018
Gentex	94,423	2,958,273
Home Depot	8,759	3,227,691
Lear	26,343	3,072,911
Lowe’s	13,135	3,264,047
Lululemon Athletica *	11,277	2,926,043
Marriott International, Cl A	13,055	3,063,878
NIKE, Cl B	43,158	3,595,925
PulteGroup	25,037	3,296,121
Starbucks	41,085	3,885,408
Tesla *	14,205	3,041,433
Tractor Supply	11,686	3,126,589
Yum! Brands	24,360	3,286,651
		71,785,157
Consumer Staples — 5.7%
Church & Dwight	30,575	3,114,981

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	46,619	$3,378,479
Colgate-Palmolive	31,762	3,382,653
Costco Wholesale	3,693	3,295,559
General Mills	46,835	3,385,702
Hershey	15,971	3,083,361
Kimberly-Clark	21,836	3,158,796
Kroger	56,628	3,013,176
Mondelez International, Cl A	46,207	3,318,125
PepsiCo	18,245	3,154,196
Procter & Gamble	18,262	3,132,663
Target	20,950	3,218,339
		38,636,030
Energy — 3.2%
Cheniere Energy	17,541	3,249,646
Chevron	19,787	2,927,487
ConocoPhillips	27,614	3,142,197
EOG Resources	24,525	3,159,311
Hess	20,870	2,881,312
ONEOK	37,343	3,448,999
Valero Energy	20,618	3,025,279
		21,834,231
Financials — 12.1%
Aflac	32,589	3,596,522
American Express	12,846	3,322,618
Bank of America	72,719	2,963,299
Bank of New York Mellon	48,016	3,275,651
Capital One Financial	20,956	3,079,065
Charles Schwab	47,879	3,116,923
Citigroup	48,197	3,019,060
FactSet Research Systems	7,611	3,218,235
Hartford Financial Services Group	30,100	3,494,610
JPMorgan Chase	14,711	3,307,033
Mastercard, Cl A	7,095	3,429,297
MetLife	41,174	3,190,162
Moody’s	7,073	3,449,785
Morgan Stanley	30,089	3,117,521
Nasdaq	48,914	3,525,721

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PayPal Holdings *	52,839	$3,827,129
PNC Financial Services Group	17,295	3,201,132
Principal Financial Group	36,640	2,983,229
Progressive	14,350	3,619,070
Prudential Financial	24,868	3,013,007
S&P Global	6,368	3,268,312
T Rowe Price Group	26,824	2,844,417
Travelers	14,771	3,368,822
Truist Financial	70,354	3,127,939
Visa, Cl A	12,071	3,336,062
		81,694,621
Health Care — 16.2%
Abbott Laboratories	28,547	3,233,519
AbbVie	17,413	3,418,346
Agilent Technologies	22,869	3,268,438
Amgen	9,142	3,051,874
Biogen *	13,571	2,778,798
Boston Scientific *	39,454	3,226,943
Bristol-Myers Squibb	68,706	3,431,865
Centene *	46,411	3,658,579
Cigna Group	8,966	3,243,989
CVS Health	52,413	3,000,120
Danaher	11,543	3,108,645
Edwards Lifesciences *	34,978	2,447,061
Elevance Health	5,993	3,337,442
Eli Lilly	3,568	3,425,351
Gilead Sciences	41,744	3,297,776
HCA Healthcare	8,921	3,529,058
Humana	7,941	2,814,846
Intuitive Surgical *	6,757	3,328,701
IQVIA Holdings *	12,865	3,236,191
Johnson & Johnson	19,633	3,256,329
Labcorp Holdings	14,759	3,392,947
Merck	24,171	2,863,055
Mettler-Toledo International *	2,217	3,190,440
Pfizer	102,343	2,968,970
Quest Diagnostics	21,320	3,346,600
Regeneron Pharmaceuticals *	2,891	3,424,939

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
ResMed	14,880	$3,645,898
Stryker	9,012	3,248,105
Thermo Fisher Scientific	5,346	3,288,164
UnitedHealth Group	5,482	3,235,476
Vertex Pharmaceuticals *	6,250	3,099,313
Waters *	10,049	3,480,471
West Pharmaceutical Services	9,476	2,971,958
Zoetis, Cl A	17,076	3,133,275
		109,383,482
Industrials — 6.7%
Automatic Data Processing	12,444	3,433,424
Booz Allen Hamilton Holding, Cl A	19,909	3,161,151
Caterpillar	9,131	3,251,549
Cummins	10,897	3,409,126
Deere	8,305	3,203,571
Expeditors International of Washington	24,737	3,052,793
General Dynamics	10,778	3,226,502
Illinois Tool Works	12,823	3,246,527
Leidos Holdings	20,438	3,239,627
Paychex	25,149	3,299,549
Rockwell Automation	11,662	3,172,414
Union Pacific	13,029	3,336,597
United Parcel Service, Cl B	23,869	3,068,360
WW Grainger	3,289	3,239,402
		45,340,592
Information Technology — 33.0%
Adobe *	5,779	3,319,515
Advanced Micro Devices *	21,212	3,151,255
Akamai Technologies *	32,222	3,281,488
Analog Devices	13,658	3,207,445
Apple	174,950	40,063,550
Applied Materials	14,881	2,935,426
Arista Networks *	9,415	3,327,073
Autodesk *	12,814	3,311,137
Cadence Design Systems *	11,517	3,097,267
CDW	13,384	3,019,966
Cisco Systems	65,489	3,309,814

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	42,209	$3,282,594
Dell Technologies, Cl C	26,419	3,052,451
Dropbox, Cl A *	130,813	3,288,639
F5 *	18,005	3,657,716
Gartner *	6,707	3,299,576
HP	81,116	2,934,777
HubSpot *	6,481	3,234,472
Intuit	4,930	3,107,182
Keysight Technologies *	22,560	3,476,947
KLA	4,060	3,326,886
Lam Research	3,372	2,768,446
Littelfuse	11,960	3,255,512
Microsoft	90,393	37,706,536
Motorola Solutions	7,856	3,472,666
NetApp	24,407	2,946,413
NVIDIA	292,446	34,909,279
ON Semiconductor *	43,763	3,407,825
Oracle	22,107	3,123,498
Salesforce	12,283	3,106,371
ServiceNow *	4,199	3,590,145
Synopsys *	5,545	2,881,071
Texas Instruments	15,473	3,316,483
Trimble *	55,080	3,122,485
Twilio, Cl A *	54,401	3,414,207
Workday, Cl A *	13,913	3,661,762
Zoom Video Communications, Cl A *	52,755	3,644,315
		223,012,190
Materials — 1.4%
Albemarle	33,761	3,046,931
Avery Dennison	14,285	3,169,127
Ecolab	12,500	3,164,750
		9,380,808
Real Estate — 2.0%
CBRE Group, Cl A *	31,215	3,594,095
Equinix ‡	3,864	3,223,967
Jones Lang LaSalle *	13,222	3,374,651

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
ProLogis ‡	24,928	$3,186,297
		13,379,010
Utilities — 0.9%
American Water Works	21,546	3,083,664
Exelon	84,126	3,204,359
		6,288,023
TOTAL UNITED STATES		671,768,727
TOTAL COMMON STOCK (Cost $533,700,652)		674,967,736
TOTAL INVESTMENTS — 99.8% (Cost $533,700,652)		$674,967,736

Percentages are based on Net Assets of $676,198,552.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
BERMUDA— 1.0%
Financials — 0.9%
Aspen Insurance Holdings, 9.653%, US0003M + 4.060% (A)	218,922	$5,803,622
Aspen Insurance Holdings, 5.625%	194,265	3,970,777
RenaissanceRe Holdings, 5.750%	195,422	4,807,381
RenaissanceRe Holdings, 4.200%	394,236	7,198,749
		21,780,529
Health Care — 0.1%
PartnerRe, 4.875% (B)	162,971	2,949,775
TOTAL BERMUDA		24,730,304
CANADA— 0.5%
Utilities — 0.5%
BIP Bermuda Holdings I, 5.125%	241,699	4,495,601
Brookfield BRP Holdings Canada, 7.250%	118,870	3,002,656
Brookfield BRP Holdings Canada, 4.625%	281,909	4,586,660
TOTAL CANADA		12,084,917
NETHERLANDS— 0.7%
Financials — 0.7%
AEGON Funding, 5.100%	745,298	16,418,915
TOTAL NETHERLANDS		16,418,915
SWEDEN— 0.2%
Financials — 0.2%
SiriusPoint, 8.000%, H15T5Y + 7.298% (A)	162,466	4,081,146
TOTAL SWEDEN		4,081,146
UNITED STATES— 97.2%
Communication Services — 6.4%
AT&T, 5.625%	667,682	16,645,312
AT&T, 5.350%	1,065,513	25,519,036
AT&T, 5.000%	966,652	21,131,013
AT&T, 4.750%	1,411,903	29,325,225
Qwest, 6.750%	559,675	8,182,449
Qwest, 6.500%	777,348	10,921,740
Telephone and Data Systems, 6.625%	346,106	7,233,616
Telephone and Data Systems, 6.000%	566,248	10,515,225
United States Cellular, 6.250%	397,936	8,989,374
United States Cellular, 5.500%	401,739	8,436,519
United States Cellular, 5.500%	402,836	8,459,556
		155,359,065
Consumer Discretionary — 2.8%
Brunswick, 6.625%	98,157	2,419,570
Brunswick, 6.375%	185,279	4,511,544

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Ford Motor, 6.500%	486,544	$12,406,872
Ford Motor, 6.200%	602,374	15,167,777
Ford Motor, 6.000%	639,348	16,009,274
Qurate Retail, 8.000%	258,814	11,237,704
QVC, 6.250%	401,818	4,986,561
		66,739,302
Financials — 70.4%
Affiliated Managers Group, 6.750%	364,132	9,325,421
Affiliated Managers Group, 5.875%	250,470	5,933,634
Affiliated Managers Group, 4.750%	230,908	4,523,488
Allstate, 8.421%, TSFR3M + 3.427% (A)	399,689	10,295,989
Allstate, 7.375%	485,056	13,120,765
Allstate, 5.100%	926,405	21,705,669
American Financial Group, 4.500%	172,166	3,507,021
American National Group, 6.625%, H15T5Y + 6.297% (A)	238,883	5,888,466
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	486,288	12,833,140
Apollo Global Management, 6.750%	579,243	36,955,703
Arch Capital Group, 5.450%	273,792	6,351,974
Arch Capital Group, 4.550%	412,061	8,319,512
Argo Group International Holdings, 7.000%, H15T5Y + 6.712% (A)	118,474	2,910,906
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	243,548	5,798,878
Associated Banc-Corp, 5.625%	88,995	1,950,770
Assurant, 5.250%	201,418	4,421,125
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	398,649	10,476,496
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	466,504	11,793,221
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	478,826	12,037,686
Athene Holding, 6.350%, US0003M + 4.253% (A)	703,216	17,474,918
Athene Holding, 5.625%	277,954	6,228,949
Athene Holding, 4.875%	458,686	8,806,771
Axis Capital Holdings, 5.500%	443,640	9,808,880
Bank of America, 7.250% *	54,801	68,334,107
Bank of America, 6.450%, + 0.000%	755,490	19,499,197
Bank of America, 6.073%, TSFR3M + 1.012% (A)	145,585	3,320,794
Bank of America, 6.000%	957,733	24,125,294

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 5.973%, TSFR3M + 0.912% (A)	220,453	$4,860,989
Bank of America, 5.875% (B)	595,184	14,867,696
Bank of America, 5.730%, TSFR3M + 0.612% (A)	217,715	5,190,326
Bank of America, 5.375%	981,817	23,435,972
Bank of America, 5.000%	923,666	20,874,852
Bank of America, 4.750%	480,017	10,416,369
Bank of America, 4.375% (B)	764,787	15,479,289
Bank of America, 4.250%	919,199	18,071,452
Bank of America, 4.125%	638,011	12,230,671
Bank OZK, 4.625%	289,907	5,035,685
Brighthouse Financial, 6.750%	320,597	8,053,397
Brighthouse Financial, 6.600%	338,884	8,194,215
Brighthouse Financial, 6.250%	302,124	7,205,657
Brighthouse Financial, 5.375%	473,102	8,988,938
Brighthouse Financial, 4.625%	299,351	5,014,129
Capital One Financial, 5.000%	1,199,438	25,188,198
Capital One Financial, 4.800%	1,009,799	20,236,372
Capital One Financial, 4.375% (B)	534,175	10,079,882
Capital One Financial, 4.250%	354,757	6,488,506
Carlyle Finance, 4.625%	395,307	7,807,313
Charles Schwab, 5.950%	607,191	15,246,566
Charles Schwab, 4.450% (B)	475,446	10,150,772
Citigroup Capital XIII, 11.887%, TSFR3M + 6.632% (A)	1,808,766	53,666,087
Citizens Financial Group, 5.000%	361,560	7,751,846
Enstar Group, 7.000%, US0003M + 4.015% (A)	317,645	6,492,664
Equitable Holdings, 5.250%	652,459	15,019,606
Equitable Holdings, 4.300% (B)	251,163	4,973,027
F&G Annuities & Life, 7.950%	274,712	7,115,041
Fifth Third Bancorp, 9.296%, TSFR3M + 3.972% (A)	359,014	9,205,119
First Citizens BancShares, 5.375%	273,758	6,121,229
Goldman Sachs Group, 6.114%, TSFR3M + 1.012% (A)	611,480	14,021,236
Goldman Sachs Group, 6.114%, TSFR3M + 1.012% (A)	159,230	3,706,874

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.034%, TSFR3M + 0.932% (A)	1,089,791	$24,836,337
Hartford Financial Services Group, 6.000%	277,954	6,923,834
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	261,843	6,637,720
Huntington Bancshares, 5.700%	151,520	3,615,267
Huntington Bancshares, 4.500%	402,816	7,560,856
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	446,231	11,780,498
JPMorgan Chase, 6.000%	1,491,153	37,606,879
JPMorgan Chase, 5.750%	1,367,557	34,147,898
JPMorgan Chase, 4.750%	717,828	16,330,587
JPMorgan Chase, 4.625%	1,491,959	33,017,053
JPMorgan Chase, 4.550% (B)	1,210,695	26,066,263
JPMorgan Chase, 4.200%	1,612,951	32,710,646
Kemper, 5.875%, H15T5Y + 4.140% (A)	120,850	2,713,083
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	486,925	11,812,801
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	406,509	10,040,772
KeyCorp, 5.650%	337,766	7,674,044
KeyCorp, 5.625%	361,506	8,112,195
KKR Group Finance IX, 4.625%	407,454	8,340,583
Lincoln National, 9.000%	396,987	10,873,474
M&T Bank, 5.625%, US0003M + 4.020% (A)	213,245	5,399,363
MetLife, 6.601%, TSFR3M + 1.262% (A)	478,198	11,505,444
MetLife, 5.625%	651,460	16,065,004
MetLife, 4.750% (B)	801,551	17,401,672
Morgan Stanley, Ser E, 7.125%, + 0.000% (A)	697,647	17,664,422
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940% (A)	687,469	17,399,840
Morgan Stanley, 6.500%	812,168	20,897,083
Morgan Stanley, 6.375%, + 0.000% (A)	802,379	20,171,808
Morgan Stanley, 6.263%, TSFR3M + 0.962% (A)	896,936	19,920,949
Morgan Stanley, 5.850% (A)	805,671	19,964,527
Morgan Stanley, 4.875%	411,173	9,263,728
Morgan Stanley, 4.250% (B)	1,048,981	20,455,129
National Rural Utilities Cooperative Finance, 5.500%	209,886	5,205,173
Navient, 6.000%	250,978	4,949,286
New Mountain Finance, 8.250%	92,653	2,349,680

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	419,593	$8,517,738
New York Community Capital Trust V, 6.000% *	55,039	1,945,629
Northern Trust, 4.700%	321,587	7,007,381
Prudential Financial, 5.950%	241,699	6,308,344
Prudential Financial, 5.625%	449,121	11,120,236
Prudential Financial, 4.125%	398,438	7,996,651
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	395,697	9,409,675
Regions Financial, 4.450%	317,996	5,892,466
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	558,775	14,561,677
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	318,021	7,864,659
SLM, 7.301%, TSFR3M + 1.962% (A)	49,022	3,752,634
State Street, 5.350%, TSFR3M + 3.971% (A)	398,680	9,867,330
Stifel Financial, 5.200%	181,275	4,212,831
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	398,916	10,307,989
Synchrony Financial, 5.625%	608,365	11,954,372
Texas Capital Bancshares, 5.750%	238,171	4,918,231
TPG Operating Group II, 6.950%	318,236	8,200,942
Truist Financial, 5.786%, TSFR3M + 0.792% (A)	137,917	3,261,737
Truist Financial, 5.250% (B)	456,538	10,751,470
Truist Financial, 4.750%	739,068	15,683,023
Unum Group, 6.250%	238,671	5,938,134
US Bancorp, 6.583%, TSFR3M + 1.282% (A)	11,383	9,641,515
US Bancorp, 6.163%, TSFR3M + 0.862% (A)	807,558	17,451,328
US Bancorp, 5.500%	466,761	11,552,335
US Bancorp, 4.500% (B)	360,628	7,645,314
US Bancorp, 4.000%	606,058	11,363,588
US Bancorp, 3.750%	404,770	7,111,809
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	237,660	6,119,745
W R Berkley, 5.700%	156,788	3,893,046
W R Berkley, 5.100%	249,924	5,650,782
Wells Fargo, 7.500% *	79,669	97,355,518
Wells Fargo, 5.625%	559,069	13,344,977
Wells Fargo, 4.750%	1,622,808	33,819,319

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 4.700%	945,682	$19,887,692
Wells Fargo, 4.375%	837,424	16,681,486
Wells Fargo, 4.250%	1,010,453	19,713,938
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	239,796	4,829,491
		1,701,887,679
Health Care — 0.3%
BrightSpring Health Services, 6.750%	160,420	7,871,809
Industrials — 0.8%
Air Lease, 9.241%, TSFR3M + 3.912% (A)	201,418	5,029,408
Chart Industries, 6.750%	159,254	7,961,107
Pitney Bowes, 6.700%	342,314	6,497,120
		19,487,635
Materials — 1.7%
Albemarle, 7.250%	928,373	39,697,229
Real Estate — 4.8%
Brookfield Property Partners, 6.500%	144,877	2,194,887
Brookfield Property Partners, 6.375%	201,418	2,759,427
Brookfield Property Preferred, 6.250%	538,299	8,505,124
Digital Realty Trust, 5.850% ‡	166,157	4,140,632
Digital Realty Trust, 5.200% ‡	277,954	6,417,958
EPR Properties, 5.750% ‡ *	108,622	2,382,080
Hudson Pacific Properties, 4.750% ‡	336,313	4,271,175
Office Properties Income Trust, 6.375% ‡	130,519	1,786,805
Public Storage, 5.600% ‡	241,180	6,015,029
Public Storage, 5.150% ‡	222,409	5,393,418
Public Storage, 5.050% ‡	239,534	5,648,212
Public Storage, 4.875% ‡	253,054	5,756,979
Public Storage, 4.750% ‡	198,347	4,329,915
Public Storage, 4.700% ‡	216,922	4,689,854
Public Storage, 4.625% ‡	464,026	10,036,882
Public Storage, 4.100% ‡	211,009	4,034,492
Public Storage, 4.000% ‡	496,464	9,333,523
Public Storage, 4.000% ‡	349,550	6,515,612
Public Storage, 3.900% ‡	133,238	2,386,293
Realty Income, 6.000% ‡	136,413	3,452,613
RLJ Lodging Trust, 1.950% ‡ *	259,361	6,714,856
Vornado Realty Trust, 5.400% ‡	252,354	4,539,849
Vornado Realty Trust, 5.250% ‡	257,316	4,436,128
		115,741,743

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 10.0%
CMS Energy, 5.875%	510,792	$12,596,131
CMS Energy, 5.875%	225,287	5,548,819
CMS Energy, 4.200%	168,925	3,241,671
DTE Energy, 5.250%	316,085	7,510,180
DTE Energy, 4.375%	218,692	4,476,625
Duke Energy, 5.750%	802,379	20,091,570
Duke Energy, 5.625%	401,281	10,032,025
Entergy Arkansas, 4.875%	330,249	7,440,510
Entergy Louisiana, 4.875%	225,667	5,059,454
Entergy Mississippi, 4.900%	215,816	4,976,717
Georgia Power, 5.000%	216,904	5,346,684
NextEra Energy, 6.926% * (B)	808,067	36,411,499
NextEra Energy Capital Holdings, 5.650%	548,628	13,556,598
SCE Trust III, 8.591%, TSFR3M + 3.252% (A)	218,876	5,576,960
SCE Trust IV, 5.375%, TSFR3M + 3.394% (A)	260,038	6,227,910
SCE Trust V, 5.450%, TSFR3M + 4.052% (A)	249,331	6,150,996
SCE Trust VI, 5.000%	391,903	7,900,764
SCE Trust VII, 7.500%	438,903	11,582,650
Sempra, 5.750%	607,826	15,207,807
Southern, 5.250%	356,006	8,601,105
Southern, 4.950%	799,153	18,444,451
Southern, 4.200%	608,290	12,701,095
Spire, 5.900%	204,876	5,011,267
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	170,887	3,839,831
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	200,322	4,591,380
		242,124,699
TOTAL UNITED STATES		2,348,909,161
TOTAL PREFERRED STOCK (Cost $2,535,871,129)		2,406,224,443

SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.250% (Cost $5,446,911)	5,446,911	5,446,911

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.6%
BNP Paribas 5.240%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $14,991,067 (collateralized by U.S. Treasury Obligations, ranging in par value $1,626,925 - $15,770,889, 1.625%, 05/15/2031, with a total market value of $15,371,491) (Cost $14,982,344)	$14,982,344	$14,982,344
TOTAL INVESTMENTS — 100.4% (Cost $2,556,300,384)		$2,426,653,698

Percentages are based on Net Assets of $2,416,801,139.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $19,798,994.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $20,429,255. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Preferred ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,406,224,443	$—	$—	$2,406,224,443
Short-Term Investment	5,446,911	—	—	5,446,911
Repurchase Agreement	—	14,982,344	—	14,982,344
Total Investments in Securities	$2,411,671,354	$14,982,344	$—	$2,426,653,698

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 5.1%
Comcast, Cl A	11,751	$464,987
Interpublic Group	14,953	487,617
Omnicom Group	5,009	503,054
		1,455,658
Consumer Discretionary — 5.2%
Best Buy	5,045	506,518
Darden Restaurants	2,956	467,491
eBay	8,440	498,804
		1,472,813
Consumer Staples — 25.2%
Archer-Daniels-Midland	5,464	333,249
Bunge Global	3,161	320,462
Campbell Soup	7,328	364,348
Clorox	2,410	381,527
Coca-Cola	5,154	373,510
Colgate-Palmolive	3,407	362,846
General Mills	4,920	355,667
Hershey	1,724	332,836
Kellanova	5,604	451,738
Kenvue	17,839	391,566
Kimberly-Clark	2,312	334,454
Kraft Heinz	9,954	352,670
Kroger	6,399	340,491
McCormick	4,756	380,623
Molson Coors Beverage, Cl B	6,508	351,237
Mondelez International, Cl A	4,895	351,510
PepsiCo	1,968	340,228
Procter & Gamble	1,932	331,415
Sysco	4,560	355,543
Target	2,284	350,868
		7,156,788
Energy — 12.8%
APA	15,870	452,136
Baker Hughes, Cl A	14,199	499,379
Chevron	2,883	426,540
Coterra Energy	16,458	400,423
EOG Resources	3,745	482,431
Exxon Mobil	4,033	475,652
Phillips 66	3,217	451,377

Schedule of Investments	August 31, 2024 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Valero Energy	2,932	$430,213
		3,618,151
Financials — 12.3%
Aflac	5,071	559,636
BlackRock, Cl A	576	519,443
Blackstone	3,657	520,610
Cincinnati Financial	3,918	536,883
CME Group, Cl A	2,232	481,532
Everest Group	1,205	472,649
T Rowe Price Group	3,828	405,921
		3,496,674
Health Care — 3.5%
Baxter International	13,070	495,876
Johnson & Johnson	3,024	501,561
		997,437
Industrials — 20.8%
Automatic Data Processing	1,826	503,812
CH Robinson Worldwide	5,303	548,913
Cummins	1,662	519,957
Fastenal	6,977	476,389
Honeywell International	2,123	441,393
Illinois Tool Works	1,883	476,738
Lockheed Martin	956	543,104
Paychex	3,606	473,107
RTX	4,220	520,495
Snap-On	1,678	476,116
Union Pacific	1,981	507,314
United Parcel Service, Cl B	3,244	417,016
		5,904,354
Information Technology — 5.0%
Cisco Systems	9,632	486,801
Gen Digital	18,036	477,233
Skyworks Solutions	4,242	464,881
		1,428,915
Materials — 7.9%
Dow	7,994	428,319
Eastman Chemical	4,421	452,578
International Paper	9,801	474,564
LyondellBasell Industries, Cl A	4,703	464,186

Schedule of Investments	August 31, 2024 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Smurfit WestRock	8,860	$420,141
		2,239,788
Real Estate — 1.9%
Public Storage ‡	1,553	533,797
TOTAL COMMON STOCK (Cost $26,868,201)		28,304,375
TOTAL INVESTMENTS — 99.7% (Cost $26,868,201)		$28,304,375

Percentages are based on Net Assets of $28,385,106.

‡	Real Estate Investment Trust

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 8.2%
AT&T	271,885	$5,410,511
Comcast, Cl A	37,974	1,502,631
Electronic Arts	26,627	4,042,511
Fox, Cl A	39,016	1,614,092
Liberty Broadband, Cl C *	26,120	1,629,366
T-Mobile US	24,717	4,911,762
Verizon Communications	138,974	5,806,334
		24,917,207
Consumer Discretionary — 8.1%
Asbury Automotive Group *	5,952	1,462,049
Best Buy	16,593	1,665,937
Darden Restaurants	1,609	254,463
Ford Motor	105,531	1,180,892
Gap	67,815	1,521,091
Garmin	1,741	319,108
General Motors	31,091	1,547,710
Harley-Davidson	42,727	1,599,699
Lear	12,406	1,447,160
Lithia Motors, Cl A	5,809	1,748,974
Macy’s	87,732	1,365,987
McDonald’s	12,362	3,568,415
PVH	14,779	1,458,540
Signet Jewelers	17,629	1,482,599
Tapestry	36,288	1,486,719
TJX	2,438	285,904
Whirlpool	14,651	1,469,349
Yum! Brands	6,170	832,456
		24,697,052
Consumer Staples — 9.9%
Albertsons, Cl A	215,636	4,230,778
Altria Group	34,758	1,868,938
Archer-Daniels-Midland	23,202	1,415,090
Bunge Global	12,887	1,306,484
Casey’s General Stores	590	213,763
Church & Dwight	3,389	345,271
Coca-Cola	52,223	3,784,601

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Colgate-Palmolive	2,160	$230,040
Conagra Brands	48,441	1,511,359
Costco Wholesale	400	356,952
Kimberly-Clark	1,876	271,382
Kraft Heinz	43,773	1,550,877
Kroger	7,149	380,398
Molson Coors Beverage, Cl B	27,103	1,462,749
Mondelez International, Cl A	3,702	265,841
PepsiCo	13,190	2,280,287
Procter & Gamble	15,476	2,654,753
Walgreens Boots Alliance	129,591	1,198,717
Walmart	61,663	4,762,234
		30,090,514
Energy — 5.2%
Antero Midstream	99,775	1,483,654
Chevron	1,583	234,205
Civitas Resources	20,980	1,286,703
DT Midstream	22,841	1,795,074
Exxon Mobil	2,333	275,154
Helmerich & Payne	37,487	1,223,201
HF Sinclair	29,798	1,464,274
Kinder Morgan	80,840	1,743,719
NOV	79,243	1,408,148
ONEOK	17,752	1,639,575
Patterson-UTI Energy	145,561	1,340,617
Phillips 66	1,502	210,745
Williams	39,683	1,816,291
		15,921,360
Financials — 25.3%
Aflac	3,366	371,472
AGNC Investment ‡	146,165	1,492,345
Ally Financial	34,400	1,485,736
Arthur J Gallagher	15,900	4,651,863
Bank OZK	32,014	1,387,807
Berkshire Hathaway, Cl B *	10,102	4,807,744
Cadence Bank	43,625	1,408,215
Cboe Global Markets	14,124	2,901,070

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chubb	799	$227,060
Citigroup	22,708	1,422,429
Citizens Financial Group	34,452	1,483,159
CME Group, Cl A	19,026	4,104,669
Columbia Banking System	62,172	1,565,491
Comerica	28,398	1,621,810
Corebridge Financial	49,829	1,472,945
FactSet Research Systems	596	252,013
Fifth Third Bancorp	35,475	1,514,428
First Horizon	88,847	1,473,972
FNB	100,498	1,505,460
Franklin Resources	63,208	1,279,330
Hartford Financial Services Group	2,305	267,610
Huntington Bancshares	97,398	1,458,048
Intercontinental Exchange	1,806	291,759
Jackson Financial, Cl A	17,341	1,560,170
KeyCorp	91,561	1,562,031
Lincoln National	45,289	1,453,777
Loews	3,117	255,407
M&T Bank	8,534	1,468,787
Marsh & McLennan	20,132	4,580,231
Mastercard, Cl A	556	268,737
Old National Bancorp	73,205	1,453,119
Old Republic International	9,088	325,987
OneMain Holdings, Cl A	28,258	1,396,228
PNC Financial Services Group	8,192	1,516,257
Progressive	2,248	566,946
Prosperity Bancshares	20,430	1,503,239
Radian Group	41,290	1,492,633
Regions Financial	65,765	1,540,216
Rithm Capital ‡	129,489	1,546,099
Starwood Property Trust ‡	73,881	1,539,680
Synchrony Financial	29,169	1,466,034
Tradeweb Markets, Cl A	3,155	373,047
Travelers	1,549	353,280
United Bankshares	39,299	1,527,552
Unum Group	30,770	1,707,427
US Bancorp	32,288	1,524,962
Visa, Cl A	15,398	4,255,545

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
W R Berkley	5,745	$342,976
Webster Financial	31,192	1,479,437
Zions Bancorp	28,517	1,413,302
		76,919,541
Health Care — 11.7%
AbbVie	2,821	553,790
Amgen	2,918	974,116
Becton Dickinson	1,037	251,379
Boston Scientific *	42,608	3,484,908
Cardinal Health	2,153	242,686
Cencora	19,301	4,623,940
Centene *	21,901	1,726,456
Chemed	2,780	1,629,553
Cigna Group	610	220,704
CVS Health	24,711	1,414,458
Hologic *	2,671	216,992
Johnson & Johnson	27,938	4,633,797
McKesson	2,261	1,268,602
Medtronic PLC	18,081	1,601,615
Merck	32,785	3,883,383
Organon	67,156	1,500,937
Perrigo PLC	50,971	1,483,256
Quest Diagnostics	1,775	278,622
Regeneron Pharmaceuticals *	216	255,893
Royalty Pharma, Cl A	50,438	1,464,215
Solventum *	24,900	1,596,339
UnitedHealth Group	433	255,557
Vertex Pharmaceuticals *	615	304,972
Viatris	124,211	1,500,469
		35,366,639
Industrials — 12.7%
AGCO	14,780	1,345,571
Air Lease, Cl A	30,355	1,404,526
AMETEK	1,249	213,641
Automatic Data Processing	932	257,148
Broadridge Financial Solutions	11,931	2,539,633
CACI International, Cl A *	1,190	580,863

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CNH Industrial	146,403	$1,513,807
Delta Air Lines	33,652	1,429,873
Emerson Electric	12,675	1,335,818
General Dynamics	14,869	4,451,184
Honeywell International	1,052	218,721
Huntington Ingalls Industries	6,386	1,805,769
Leidos Holdings	2,145	340,004
Lockheed Martin	8,531	4,846,461
Northrop Grumman	601	314,449
PACCAR	1,933	185,916
Republic Services, Cl A	21,913	4,562,506
RTX	41,594	5,130,204
Snap-On	770	218,480
United Airlines Holdings *	31,371	1,381,579
Verisk Analytics, Cl A	964	262,999
Waste Management	20,052	4,251,826
		38,590,978
Information Technology — 11.0%
Akamai Technologies *	2,541	258,776
Amdocs	46,867	4,076,023
Apple	1,434	328,386
Arrow Electronics *	12,014	1,622,851
Avnet	27,934	1,541,398
Cisco Systems	76,942	3,888,649
Dolby Laboratories, Cl A	2,885	205,874
GoDaddy, Cl A *	1,457	243,916
Hewlett Packard Enterprise	72,492	1,404,170
HP	38,445	1,390,940
Insight Enterprises *	944	204,914
Intel	45,437	1,001,432
International Business Machines	31,479	6,362,850
Juniper Networks	118,588	4,610,701
Motorola Solutions	689	304,566
Roper Technologies	7,871	4,363,761
TD SYNNEX	12,424	1,508,522
VeriSign *	1,198	220,312
		33,538,041

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.8%
AptarGroup	1,753	$268,542
Celanese, Cl A	10,623	1,387,364
Eastman Chemical	15,007	1,536,267
Ecolab	842	213,178
FMC	25,421	1,641,688
International Paper	31,435	1,522,083
Linde PLC	9,338	4,465,898
LyondellBasell Industries, Cl A	15,269	1,507,050
Mosaic	50,862	1,453,127
NewMarket	348	199,672
Packaging Corp of America	1,297	271,773
Sonoco Products	28,222	1,596,519
United States Steel	36,536	1,385,080
		17,448,241
Real Estate — 1.0%
Kilroy Realty ‡	42,075	1,526,061
VICI Properties, Cl A ‡	47,890	1,603,357
		3,129,418
Utilities — 0.9%
Consolidated Edison	2,786	282,946
Duke Energy	2,729	310,970
Pinnacle West Capital	2,506	219,325
Southern	3,752	324,173
UGI	59,323	1,477,736
		2,615,150
TOTAL UNITED STATES		303,234,141
TOTAL COMMON STOCK (Cost $279,236,555)		303,234,141
TOTAL INVESTMENTS — 99.8% (Cost $279,236,555)		$303,234,141

Percentages are based on Net Assets of $303,702,653.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Factor ETF

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
BERMUDA—1.2%
Financials — 1.2%
Aspen Insurance Holdings, 9.653%, US0003M + 4.060% (A)	117,718	$3,120,704
TOTAL BERMUDA		3,120,704
SWEDEN—0.9%
Financials — 0.9%
SiriusPoint, 8.000%, H15T5Y + 7.298% (A)	87,688	2,202,723
TOTAL SWEDEN		2,202,723
UNITED STATES— 97.5%
Consumer Staples — 1.8%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	181,165	4,639,636
Energy — 1.2%
NGL Energy Partners, 12.776%, TSFR3M +7.475% (A)	135,951	3,167,658
Financials — 91.6%
AGNC Investment, 10.674%, TSFR3M + 5.373% ‡ (A)	140,169	3,577,113
AGNC Investment, 9.895%, TSFR3M + 4.594% ‡ (A)	101,813	2,560,597
AGNC Investment, 7.750%, H15T5Y + 4.390% ‡ (A)	66,023	1,587,853
Allstate, 8.421%, TSFR3M + 3.427% (A)	216,563	5,578,663
American National Group, 6.625%, H15T5Y + 6.297% (A)	130,697	3,221,681
Annaly Capital Management, 10.586%, TSFR3M + 5.255% ‡ (A)	311,399	7,869,053
Annaly Capital Management, 10.582%, TSFR3M + 4.989% ‡ (A)	191,949	4,831,356
Annaly Capital Management, 9.428%, TSFR3M + 4.434% ‡ (A)	182,638	4,567,776
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	262,135	6,917,743
Argo Group International Holdings, 7.000%, H15T5Y + 6.712% (A)	66,102	1,624,126
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	130,675	3,111,372
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	204,550	5,375,574
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	234,850	5,937,008
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	241,075	6,060,625

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Athene Holding, 6.350%, US0003M + 4.253% (A)	356,643	$8,862,579
Banc of California, 7.750%, H15T5Y + 4.820% (A)	226,226	5,384,179
Bank of America, 6.450%	455,349	11,752,558
Bank of America, 5.973%, TSFR3M + 0.912% (A)	129,522	2,855,960
Bank of America, 5.730%, TSFR3M + 0.612% (A)	133,410	3,180,494
Chimera Investment, 11.384%, TSFR3M + 6.053% ‡ (A)	141,180	3,530,912
Chimera Investment, 10.931%, TSFR3M + 5.600% ‡ (A)	87,700	2,183,730
Chimera Investment, 7.750%, US0003M + 4.743% ‡ (A)	112,947	2,609,076
Enstar Group, 7.000%, US0003M + 4.015% (A)	173,635	3,549,099
Fifth Third Bancorp, 9.296%, TSFR3M + 3.972% (A)	200,523	5,141,410
Goldman Sachs Group, 6.114%, TSFR3M + 1.012% (A)	88,443	2,058,953
Goldman Sachs Group, 6.114%, TSFR3M + 1.012% (A)	329,615	7,558,072
Goldman Sachs Group, 6.034%, TSFR3M + 0.932% (A)	596,567	13,595,762
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	141,808	3,594,833
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	240,658	6,353,371
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	265,498	6,440,981
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	222,655	5,499,579
M&T Bank, 5.625%, US0003M + 4.020% (A)	109,428	2,770,717
MetLife, 6.601%, TSFR3M + 1.262% (A)	262,422	6,313,873
Morgan Stanley, 6.263%, TSFR3M + 0.962% (A)	492,456	10,937,448
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	225,478	4,577,203
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	219,399	5,217,308
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	288,593	7,520,734

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	163,591	$4,045,605
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	203,914	4,804,214
SLM, 7.301%, TSFR3M + 1.962% (A)	27,524	2,106,962
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	217,311	5,615,316
Truist Financial, 5.786%, TSFR3M + 0.792% (A)	76,148	1,800,900
US Bancorp, 6.583%, TSFR3M + 1.282% (A)	6,413	5,431,875
US Bancorp, 6.163%, TSFR3M + 0.862% (A)	448,698	9,696,364
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	131,429	3,384,297
Western Alliance Bancorp, 4.250%, H15T5Y +3.452% (A)	133,420	2,687,079
		233,881,983
Industrials — 1.1%
Air Lease, 9.241%, TSFR3M + 3.912% (A)	108,061	2,698,283
Utilities — 1.8%
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	91,047	2,045,826
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	110,593	2,534,792
		4,580,618
TOTAL UNITED STATES		248,968,178
TOTAL PREFERRED STOCK (Cost $250,251,152)		254,291,605
TOTAL INVESTMENTS — 99.6% (Cost $250,251,152)		$254,291,605

Percentages are based on Net Assets of $255,387,485.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Variable Rate Preferred ETF

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	125	$257,708

GREAT BRITAIN — 0.1%
Consumer Discretionary — 0.1%
Flutter Entertainment PLC *	469	99,620

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	1,783	609,697

ISRAEL — 0.0%
Consumer Discretionary — 0.0%
Mobileye Global, Cl A *	187	2,670

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	223	22,684

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	2,870	63,571

UNITED STATES — 98.8%
Communication Services — 9.0%
Alphabet, Cl A	15,587	2,546,604
Alphabet, Cl C	13,924	2,298,992
AT&T	18,964	377,383
Charter Communications, Cl A *	253	87,928
Comcast, Cl A	10,287	407,056
Electronic Arts	634	96,254
Endeavor Group Holdings, Cl A	202	5,551
Fox, Cl A	590	24,408
Fox, Cl B	324	12,451
Live Nation Entertainment *	380	37,115
Meta Platforms, Cl A	5,854	3,051,749

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	1,122	$786,915
Omnicom Group	513	51,520
Pinterest, Cl A *	1,554	49,790
ROBLOX, Cl A *	1,304	57,363
Sirius XM Holdings	1,459	4,800
Snap, Cl A *	2,670	24,938
Spotify Technology *	378	129,609
Take-Two Interactive Software *	429	69,373
TKO Group Holdings, Cl A	182	21,518
T-Mobile US	1,279	254,163
Trade Desk, Cl A *	1,169	122,195
Verizon Communications	11,160	466,265
Walt Disney	4,839	437,349
Warner Bros Discovery *	5,838	45,770
Warner Music Group, Cl A	324	9,270
		11,476,329
Consumer Discretionary — 9.5%
Airbnb, Cl A *	1,125	131,974
Amazon.com *	24,677	4,404,844
Aptiv PLC *	712	50,929
AutoZone *	45	143,167
Best Buy	509	51,104
Booking Holdings	90	351,831
Carnival *	2,598	42,867
Carvana, Cl A *	255	38,408
Chipotle Mexican Grill, Cl A *	3,614	202,673
Darden Restaurants	315	49,817
Deckers Outdoor *	67	64,272
DoorDash, Cl A *	846	108,889
DR Horton	793	149,687
DraftKings, Cl A *	1,211	41,779
eBay	1,329	78,544
Expedia Group *	331	46,039
Ford Motor	10,365	115,984
Garmin	401	73,499
General Motors	3,045	151,580
Genuine Parts	360	51,574
Hilton Worldwide Holdings	648	142,327

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Depot	2,632	$969,892
Las Vegas Sands	954	37,196
Lennar, Cl A	638	116,154
Lennar, Cl B	15	2,532
Lowe’s	1,518	377,223
Lululemon Athletica *	292	75,765
Marriott International, Cl A	640	150,202
McDonald’s	1,936	558,846
MGM Resorts International *	635	23,870
NIKE, Cl B	3,233	269,374
NVR *	8	73,380
O’Reilly Automotive *	156	176,275
PulteGroup	555	73,066
Ross Stores	866	130,428
Royal Caribbean Cruises *	581	95,644
Starbucks	2,981	281,913
Tesla *	7,302	1,563,431
TJX	3,047	357,322
Tractor Supply	288	77,054
Ulta Beauty *	127	44,811
Williams-Sonoma	315	42,314
Yum! Brands	739	99,706
		12,088,186
Consumer Staples — 5.8%
Altria Group	4,549	244,600
Archer-Daniels-Midland	1,293	78,860
Brown-Forman, Cl A	114	5,215
Brown-Forman, Cl B	776	35,378
Bunge Global	366	37,105
Campbell Soup	493	24,512
Celsius Holdings *	397	15,098
Church & Dwight	641	65,305
Clorox	323	51,134
Coca-Cola	10,333	748,833
Colgate-Palmolive	2,197	233,980
Conagra Brands	1,238	38,626
Constellation Brands, Cl A	415	99,895
Costco Wholesale	1,175	1,048,546

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar General	573	$47,542
Dollar Tree *	528	44,611
Estee Lauder, Cl A	561	51,421
General Mills	1,497	108,218
Hershey	387	74,714
Hormel Foods	744	24,217
Kellanova	679	54,734
Kenvue	5,054	110,935
Keurig Dr Pepper	2,794	102,288
Kimberly-Clark	890	128,747
Kraft Heinz	2,074	73,482
Kroger	1,760	93,650
McCormick	658	52,660
Mondelez International, Cl A	3,546	254,638
Monster Beverage *	1,845	86,955
PepsiCo	3,656	632,049
Philip Morris International	4,116	507,462
Procter & Gamble	6,257	1,073,326
Sysco	1,335	104,090
Target	1,221	187,570
Tyson Foods, Cl A	735	47,268
Walmart	11,611	896,718
		7,484,382
Energy — 3.5%
Baker Hughes, Cl A	2,668	93,834
Cheniere Energy	596	110,415
Chevron	4,491	664,443
ConocoPhillips	3,087	351,270
Coterra Energy	1,950	47,443
Devon Energy	1,652	73,977
Diamondback Energy	449	87,604
EOG Resources	1,520	195,806
EQT	1,066	35,722
Exxon Mobil	11,913	1,405,019
Halliburton	2,367	73,590
Hess	731	100,922
Kinder Morgan	5,172	111,560
Marathon Oil	1,469	42,087

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	931	$164,899
Occidental Petroleum	1,842	104,957
ONEOK	1,536	141,865
Phillips 66	1,119	157,007
Schlumberger	3,766	165,666
Targa Resources	579	85,055
Valero Energy	861	126,335
Williams	3,218	147,288
		4,486,764
Financials — 13.0%
Aflac	1,356	149,648
Allstate	691	130,558
American Express	1,525	394,441
American International Group	1,752	134,992
Ameriprise Financial	262	117,753
Aon PLC, Cl A	519	178,391
Apollo Global Management	1,069	123,715
Arch Capital Group *	942	106,531
Ares Management, Cl A	481	70,418
Arthur J Gallagher	571	167,057
Bank of America	18,005	733,704
Bank of New York Mellon	1,990	135,758
Berkshire Hathaway, Cl B *	3,433	1,633,833
BlackRock, Cl A	393	354,411
Blackstone	1,861	264,932
Block, Cl A *	1,452	95,948
Blue Owl Capital, Cl A	1,270	22,403
Brown & Brown	627	65,916
Capital One Financial	997	146,489
Cboe Global Markets	275	56,485
Charles Schwab	3,952	257,275
Chubb	1,072	304,641
Cincinnati Financial	405	55,497
Citigroup	4,909	307,500
Citizens Financial Group	1,186	51,057
CME Group, Cl A	950	204,953
Coinbase Global, Cl A *	521	95,531
Corpay *	179	56,483

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	656	$90,994
Erie Indemnity, Cl A	65	33,035
Everest Group	113	44,323
FactSet Research Systems	100	42,284
Fidelity National Information Services	1,469	121,119
Fifth Third Bancorp	1,786	76,244
First Citizens BancShares, Cl A	31	62,952
Fiserv *	1,540	268,884
Global Payments	675	74,932
Goldman Sachs Group	852	434,733
Hartford Financial Services Group	781	90,674
Huntington Bancshares	3,768	56,407
Interactive Brokers Group, Cl A	264	34,027
Intercontinental Exchange	1,501	242,487
JPMorgan Chase	7,607	1,710,054
KKR	1,772	219,320
Loews	479	39,249
LPL Financial Holdings	196	43,971
M&T Bank	435	74,868
Markel Group *	34	54,423
Marsh & McLennan	1,310	298,038
Mastercard, Cl A	2,191	1,058,998
MetLife	1,572	121,799
Moody’s	420	204,851
Morgan Stanley	3,359	348,026
MSCI, Cl A	205	119,021
Nasdaq	974	70,206
Northern Trust	535	48,797
PayPal Holdings *	2,768	200,486
PNC Financial Services Group	1,054	195,085
Principal Financial Group	616	50,155
Progressive	1,549	390,658
Prudential Financial	963	116,677
Raymond James Financial	495	59,187
Regions Financial	2,406	56,349
Robinhood Markets, Cl A *	1,282	25,794
Rocket, Cl A *	307	6,033
S&P Global	830	425,989
State Street	791	68,896

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	1,059	$53,225
T Rowe Price Group	579	61,397
Tradeweb Markets, Cl A	301	35,590
Travelers	608	138,667
Truist Financial	3,515	156,277
US Bancorp	3,916	184,953
Visa, Cl A	4,199	1,160,478
W R Berkley	792	47,282
Wells Fargo	9,252	540,964
Willis Towers Watson PLC	272	79,454
		16,554,632
Health Care — 12.1%
Abbott Laboratories	4,596	520,589
AbbVie	4,688	920,301
Agilent Technologies	779	111,335
Align Technology *	185	43,886
Alnylam Pharmaceuticals *	327	85,900
Amgen	1,413	471,702
Avantor *	1,702	43,980
Baxter International	1,320	50,081
Becton Dickinson	767	185,928
Biogen *	379	77,604
BioMarin Pharmaceutical *	485	44,237
Boston Scientific *	3,891	318,245
Bristol-Myers Squibb	5,392	269,330
Cardinal Health	639	72,028
Cencora	461	110,442
Centene *	1,407	110,914
Cigna Group	742	268,463
Cooper	518	54,768
CVS Health	3,323	190,209
Danaher	1,749	471,023
Dexcom *	1,034	71,698
Edwards Lifesciences *	1,588	111,096
Elevance Health	627	349,170
Eli Lilly	2,258	2,167,725
GE HealthCare Technologies	1,123	95,253
Gilead Sciences	3,302	260,858

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	505	$199,773
Hologic *	610	49,556
Humana	318	112,721
IDEXX Laboratories *	217	104,449
Illumina *	418	54,925
Incyte *	484	31,779
Intuitive Surgical *	938	462,087
IQVIA Holdings *	470	118,228
Johnson & Johnson	6,393	1,060,343
Labcorp Holdings	222	51,036
McKesson	344	193,012
Medtronic PLC	3,400	301,172
Merck	6,737	797,998
Mettler-Toledo International *	56	80,588
Moderna *	872	67,493
Molina Healthcare *	152	53,168
Pfizer	15,041	436,339
Quest Diagnostics	291	45,678
Regeneron Pharmaceuticals *	277	328,159
ResMed	382	93,598
Revvity	321	39,335
Royalty Pharma, Cl A	977	28,362
STERIS PLC	258	62,204
Stryker	839	302,392
Thermo Fisher Scientific	1,023	629,217
UnitedHealth Group	2,442	1,441,268
Veeva Systems, Cl A *	387	83,762
Vertex Pharmaceuticals *	682	338,197
Viatris	3,117	37,653
Waters *	154	53,338
West Pharmaceutical Services	193	60,531
Zimmer Biomet Holdings	549	63,388
Zoetis, Cl A	1,224	224,592
		15,483,106
Industrials — 8.5%
3M	1,461	196,782
AMETEK	606	103,656
Automatic Data Processing	1,094	301,846

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Axon Enterprise *	187	$68,249
Boeing *	1,541	267,733
Booz Allen Hamilton Holding, Cl A	336	53,350
Broadridge Financial Solutions	307	65,348
Builders FirstSource *	313	54,462
Carlisle	125	52,975
Carrier Global	2,106	153,275
Caterpillar	1,297	461,862
Cintas	228	183,567
Copart *	2,239	118,577
CSX	5,172	177,244
Cummins	360	112,626
Deere	667	257,289
Delta Air Lines	1,685	71,596
Dover	360	66,971
Eaton PLC	1,051	322,583
Emerson Electric	1,508	158,928
Equifax	321	98,589
Expeditors International of Washington	367	45,292
Fastenal	1,505	102,761
FedEx	598	178,665
Ferguson Enterprises	511	105,118
Fortive	923	68,671
GE Vernova *	720	144,720
General Dynamics	597	178,718
General Electric	2,893	505,176
HEICO	106	27,195
HEICO, Cl A	196	39,218
Honeywell International	1,729	359,476
Howmet Aerospace	1,073	103,716
Hubbell, Cl B	141	56,389
IDEX	197	40,677
Illinois Tool Works	803	203,304
Ingersoll Rand	1,066	97,486
Jacobs Solutions	327	49,338
JB Hunt Transport Services	214	37,065
Johnson Controls International	1,768	128,799
L3Harris Technologies	499	118,098
Leidos Holdings	358	56,747

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lennox International	83	$48,986
Lockheed Martin	638	362,448
Nordson	141	36,175
Norfolk Southern	596	152,671
Northrop Grumman	392	205,098
Old Dominion Freight Line	504	97,171
Otis Worldwide	1,084	102,644
PACCAR	1,363	131,093
Parker-Hannifin	338	202,868
Paychex	850	111,520
Quanta Services	379	104,274
Republic Services, Cl A	545	113,474
Rockwell Automation	302	82,153
Rollins	774	38,839
RTX	3,521	434,280
Southwest Airlines	1,550	44,826
SS&C Technologies Holdings	567	42,576
Stanley Black & Decker	395	40,432
Trane Technologies PLC	603	218,081
TransDigm Group	145	199,115
TransUnion	505	48,889
Uber Technologies *	5,347	391,026
Union Pacific	1,616	413,841
United Airlines Holdings *	851	37,478
United Parcel Service, Cl B	1,921	246,945
United Rentals	176	130,462
Veralto	577	64,872
Verisk Analytics, Cl A	381	103,944
Vertiv Holdings, Cl A	893	74,146
Waste Management	1,076	228,155
Watsco	91	43,263
Westinghouse Air Brake Technologies	469	79,528
WW Grainger	105	103,417
Xylem	626	86,094
		10,814,921
Information Technology — 30.7%
Adobe *	1,176	675,506
Advanced Micro Devices *	4,247	630,934

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Akamai Technologies *	389	$39,616
Amdocs	297	25,830
Amphenol, Cl A	3,135	211,456
Analog Devices	1,337	313,981
ANSYS *	227	72,962
Apple	38,343	8,780,547
Applied Materials	2,192	432,394
AppLovin, Cl A *	495	45,971
Arista Networks *	626	221,216
Atlassian, Cl A *	418	69,221
Autodesk *	570	147,288
Bentley Systems, Cl B	411	21,154
Broadcom	12,071	1,965,400
Cadence Design Systems *	719	193,361
CDW	354	79,877
Cisco Systems	10,696	540,576
Cloudflare, Cl A *	779	63,987
Cognizant Technology Solutions, Cl A	1,311	101,956
Corning	2,025	84,746
Crowdstrike Holdings, Cl A *	601	166,645
Datadog, Cl A *	688	79,987
Dell Technologies, Cl C	711	82,149
Enphase Energy *	346	41,880
Entegris	391	45,305
Fair Isaac *	65	112,468
First Solar *	265	60,253
Fortinet *	1,620	124,270
Gartner *	201	98,884
GLOBALFOUNDRIES *	185	8,636
GoDaddy, Cl A *	353	59,096
Hewlett Packard Enterprise	3,382	65,509
HP	2,597	93,959
HubSpot *	128	63,881
Intel	11,279	248,589
International Business Machines	2,438	492,793
Intuit	723	455,678
Jabil	286	31,254
Keysight Technologies *	458	70,587
KLA	357	292,536

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Lam Research	346	$284,069
Marvell Technology	2,267	172,836
Microchip Technology	1,387	113,956
Micron Technology	2,930	281,983
Microsoft	19,494	8,131,727
MicroStrategy, Cl A *	413	54,689
MongoDB, Cl A *	183	53,215
Monolithic Power Systems	124	115,900
Motorola Solutions	443	195,824
NetApp	541	65,310
NVIDIA	62,807	7,497,272
Okta, Cl A *	416	32,752
ON Semiconductor *	1,134	88,305
Oracle	4,127	583,104
Palantir Technologies, Cl A *	5,208	163,948
Palo Alto Networks *	848	307,587
PTC *	310	55,518
Pure Storage, Cl A *	803	41,186
QUALCOMM	2,954	517,836
Roper Technologies	281	155,789
Salesforce	2,497	631,491
Samsara, Cl A *	513	21,069
Seagate Technology Holdings	506	50,372
ServiceNow *	540	461,700
Skyworks Solutions	418	45,809
Snowflake, Cl A *	833	95,154
Super Micro Computer *	132	57,776
Synopsys *	405	210,430
TE Connectivity	808	124,109
Teledyne Technologies *	123	53,234
Teradyne	405	55,376
Texas Instruments	2,400	514,416
Trimble *	643	36,452
Tyler Technologies *	110	64,666
VeriSign *	227	41,745
Western Digital *	838	54,964
Workday, Cl A *	548	144,228
Zebra Technologies, Cl A *	134	46,281
Zoom Video Communications, Cl A *	689	47,596

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zscaler *	241	$48,195
		39,130,207
Materials — 2.2%
Air Products & Chemicals	579	161,454
Amcor PLC	3,770	43,129
Avery Dennison	209	46,367
Ball	812	51,814
Celanese, Cl A	283	36,960
CF Industries Holdings	475	39,468
Corteva	1,838	105,317
CRH	1,817	164,929
Dow	1,865	99,927
DuPont de Nemours	996	83,913
Ecolab	668	169,124
Freeport-McMoRan	3,777	167,246
International Flavors & Fragrances	670	69,673
Linde PLC	1,275	609,769
LyondellBasell Industries, Cl A	669	66,030
Martin Marietta Materials	163	87,068
Newmont	3,051	162,893
Nucor	633	96,159
PPG Industries	619	80,303
Reliance	148	42,424
Sherwin-Williams	627	231,595
Smurfit WestRock	1,358	64,396
Steel Dynamics	387	46,250
Vulcan Materials	349	85,578
Westlake	82	11,926
		2,823,712
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	407	48,665
American Tower ‡	1,235	276,714
AvalonBay Communities ‡	373	84,197
BXP ‡	372	27,982
CBRE Group, Cl A *	816	93,954
CoStar Group *	1,067	82,479
Crown Castle ‡	1,141	127,815

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Digital Realty Trust ‡	858	$130,081
Equinix ‡	247	206,087
Equity Residential ‡	898	67,242
Essex Property Trust ‡	167	50,399
Extra Space Storage ‡	552	97,704
Healthpeak Properties ‡	1,842	41,040
Invitation Homes ‡	1,500	55,260
Iron Mountain ‡	762	86,304
Mid-America Apartment Communities ‡	303	49,198
ProLogis ‡	2,445	312,520
Public Storage ‡	418	143,675
Realty Income ‡	2,302	142,977
SBA Communications, Cl A ‡	281	63,692
Simon Property Group ‡	857	143,419
Sun Communities ‡	322	43,547
Ventas ‡	1,054	65,464
VICI Properties, Cl A ‡	2,722	91,133
Welltower ‡	1,583	191,037
Weyerhaeuser ‡	1,919	58,510
		2,781,095
Utilities — 2.3%
Alliant Energy	654	38,109
Ameren	686	56,602
American Electric Power	1,390	139,389
American Water Works	512	73,277
Atmos Energy	393	51,381
Avangrid	168	5,996
CenterPoint Energy	1,649	45,018
CMS Energy	779	52,863
Consolidated Edison	910	92,420
Constellation Energy	837	164,638
Dominion Energy	2,208	123,427
DTE Energy	539	67,386
Duke Energy	2,041	232,572
Edison International	1,009	87,813
Entergy	554	66,862
Evergy	589	34,833
Eversource Energy	915	61,790

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	2,620	$99,796
FirstEnergy	1,428	62,718
NextEra Energy	5,367	432,097
PG&E	5,620	110,714
PPL	1,936	61,778
Public Service Enterprise Group	1,317	106,348
Sempra	1,664	136,747
Southern	2,884	249,178
Vistra	903	77,143
WEC Energy Group	830	77,215
Xcel Energy	1,450	88,783
		2,896,893
TOTAL UNITED STATES		126,020,227
TOTAL COMMON STOCK (Cost $125,364,049)		127,076,177

EXCHANGE TRADED FUND — 0.2%
Vanguard S&P 500 ETF	550	284,922
TOTAL EXCHANGE TRADED FUND (Cost $281,206)		284,922
TOTAL INVESTMENTS — 99.9% (Cost $125,645,255)		$127,361,099

Percentages are based on Net Assets of $127,548,445.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 104.1%
U.S. Treasury Bills
26.020%, 09/05/24(A)	$10,140,000	$10,137,059
20.145%, 09/24/24(A)	5,350,000	5,333,811
16.218%, 09/26/24(A)	9,340,000	9,309,060
10.858%, 09/10/24(A)	14,170,000	14,155,611
9.816%, 09/17/24(A)	23,360,000	23,312,420
8.623%, 09/19/24(A)	23,781,000	23,725,722
5.289%, 09/03/24(A)	25,585,000	25,585,000
5.250%, 10/01/24(A)	35,218,000	35,076,213
5.208%, 10/03/24(A)	63,215,000	62,943,966
5.206%, 10/10/24(A)	45,655,000	45,414,049
5.199%, 10/08/24(A)	22,895,000	22,780,922
5.191%, 10/17/24(A)	42,750,000	42,483,786
5.174%, 10/15/24(A)	19,850,000	19,731,661
5.154%, 10/22/24(A)	16,055,000	15,943,169
5.124%, 10/24/24(A)	17,246,000	17,121,113
4.527%, 11/05/24(A)	950,000	941,646
4.507%, 11/19/24(A)	950,000	939,871
4.494%, 11/26/24(A)	950,000	938,971
3.357%, 10/31/24(A)	64,285,000	63,760,416
1.651%, 10/29/24(A)	28,110,000	27,886,994
1.502%, 11/21/24(A)	43,000,000	42,529,138
1.411%, 11/07/24(A)	41,740,000	41,361,391
1.375%, 11/29/24(A)	41,550,000	41,051,452
1.104%, 11/14/24(A)	38,690,000	38,303,487
0.392%, 11/12/24(A)	10,950,000	10,843,755
0.000%, 12/31/24(B)	5,000,000	4,919,344
0.000%, 09/12/24(B)	8,095,000	8,084,436
TOTAL U.S. TREASURY OBLIGATIONS (Cost $654,418,778)		654,614,463
TOTAL INVESTMENTS — 104.1% (Cost $654,418,778)		$654,614,463

Percentages are based on Net Assets of $629,066,624.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X 1-3 Month T-Bill ETF

As of August 31, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 6.3%
AT&T	4,239	$84,356
Liberty Media -Liberty SiriusXM *	1,740	41,464
Match Group *	1,050	39,071
Warner Bros Discovery *	10,862	85,158
ZoomInfo Technologies, Cl A *	1,081	10,691
		260,740
Consumer Discretionary — 17.3%
Carter’s	203	13,378
Columbia Sportswear	238	19,214
Crocs *	167	24,410
Dillard’s, Cl A	55	18,643
Etsy *	368	20,273
Expedia Group *	415	57,722
Gap	1,523	34,161
H&R Block	420	26,590
Lear	177	20,647
Lennar, Cl A	515	93,761
Mattel *	1,768	33,557
Mohawk Industries *	196	30,407
Newell Brands	3,800	26,942
PulteGroup	480	63,192
PVH	209	20,626
Ralph Lauren, Cl A	161	27,573
Tapestry	1,024	41,953
Thor Industries	195	20,916
Toll Brothers	335	48,264
VF	1,834	33,397
Williams-Sonoma	297	39,896
		715,522
Consumer Staples — 9.0%
Altria Group	1,705	91,678
Archer-Daniels-Midland	1,272	77,579
Boston Beer, Cl A *	24	6,521
Bunge Global	674	68,330
Ingredion	286	38,413
Maplebear *	581	20,852

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Beverage, Cl B	900	$48,573
Reynolds Consumer Products	613	19,310
		371,256
Energy — 16.7%
Cheniere Energy	472	87,443
Chord Energy	121	17,960
Devon Energy	1,538	68,872
Diamondback Energy	408	79,605
EOG Resources	639	82,316
Exxon Mobil	704	83,030
HF Sinclair	971	47,715
Marathon Oil	1,667	47,759
Marathon Petroleum	452	80,058
Murphy Oil	546	20,355
Valero Energy	519	76,153
		691,266
Health Care — 11.1%
Bristol-Myers Squibb	1,860	92,907
Cardinal Health	627	70,676
Envista Holdings *	490	8,947
Gilead Sciences	1,104	87,216
Incyte *	408	26,789
Tenet Healthcare *	425	70,482
United Therapeutics *	78	28,357
Viatris	6,247	75,464
		460,838
Industrials — 11.7%
3M	764	102,903
AGCO	260	23,670
Allison Transmission Holdings	286	26,527
Builders FirstSource *	343	59,682
Core & Main, Cl A *	628	30,163
MasTec *	212	23,984
Middleby *	157	22,077
MSC Industrial Direct, Cl A	143	11,760
Owens Corning	256	43,195

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Robert Half	256	$16,044
Snap-On	135	38,305
TriNet Group	133	13,676
UFP Industries	224	27,254
WESCO International	277	45,810
		485,050
Information Technology — 17.4%
Amdocs	268	23,308
Amkor Technology	433	14,246
Arrow Electronics *	205	27,691
DocuSign, Cl A *	560	33,158
Dropbox, Cl A *	1,163	29,238
DXC Technology *	1,318	27,243
EPAM Systems *	102	20,478
F5 *	133	27,019
Gen Digital	2,759	73,003
Hewlett Packard Enterprise	3,710	71,863
HP	2,135	77,244
IPG Photonics *	81	5,538
Juniper Networks	788	30,637
Pegasystems	180	12,758
Qorvo *	204	23,642
RingCentral, Cl A *	364	12,132
Skyworks Solutions	482	52,822
TD SYNNEX	439	53,303
Teradata *	259	7,314
Twilio, Cl A *	391	24,539
UiPath, Cl A *	887	11,425
Zoom Video Communications, Cl A *	913	63,070
		721,671
Materials — 7.6%
Cleveland-Cliffs *	3,920	51,195
LyondellBasell Industries, Cl A	822	81,131
NewMarket	32	18,361
Nucor	494	75,043
Olin	477	20,831
RPM International	307	35,689

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	470	$33,361
		315,611
Real Estate — 2.7%
Apple Hospitality REIT ‡	723	10,440
EPR Properties ‡	335	15,903
Kilroy Realty ‡	609	22,088
WP Carey ‡	1,021	61,280
		109,711
TOTAL UNITED STATES		4,131,665
TOTAL COMMON STOCK (Cost $3,894,427)		4,131,665
TOTAL INVESTMENTS — 99.8% (Cost $3,894,427)		$4,131,665

Percentages are based on Net Assets of $4,139,499.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15730Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 30 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

SOFR — Secured Overnight Financing Rate

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

GLX-QH-005-2500

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 3.1%
Communication Services — 3.1%
Sea ADR *	45,167	$3,537,028

UNITED STATES — 96.8%
Communication Services — 18.4%
Alphabet, Cl A	20,245	3,307,628
Angi, Cl A *	149,549	403,782
Cargurus, Cl A *	14,040	406,879
Cars.com *	19,115	341,012
Match Group *	23,232	864,463
Meta Platforms, Cl A	6,175	3,219,089
Netflix *	5,145	3,608,446
Snap, Cl A *	121,201	1,132,017
Spotify Technology *	10,639	3,647,900
TripAdvisor *	11,900	172,669
Vimeo *	86,921	465,027
Walt Disney	27,557	2,490,602
Yelp, Cl A *	8,015	279,964
ZipRecruiter, Cl A *	28,352	270,762
		20,610,240
Consumer Discretionary — 42.4%
Airbnb, Cl A *	19,518	2,289,657
Amazon.com *	17,085	3,049,672
AutoNation *	3,608	642,152
Booking Holdings	892	3,487,033
Capri Holdings *	10,045	358,807
CarMax *	13,698	1,158,166
Carter’s	4,300	283,370
Carvana, Cl A *	10,080	1,518,250
Chegg *	43,172	93,252
Chipotle Mexican Grill, Cl A *	53,800	3,017,104
Columbia Sportswear	5,171	417,455
Coursera *	24,442	197,980
Designer Brands, Cl A	37,071	246,151
Dick’s Sporting Goods	5,110	1,210,866
DoorDash, Cl A *	22,911	2,948,875
eBay	44,887	2,652,822
Etsy *	10,264	565,444

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	11,339	$1,577,141
Graham Holdings, Cl B	429	341,136
Home Depot	9,303	3,428,155
Laureate Education, Cl A	21,919	337,991
Life Time Group Holdings *	22,102	519,839
Lowe’s	13,718	3,408,923
Lululemon Athletica *	9,229	2,394,649
NIKE, Cl B	35,091	2,923,782
Peloton Interactive, Cl A *	86,366	402,466
Perdoceo Education	18,371	412,245
Planet Fitness, Cl A *	7,536	611,999
Skechers USA, Cl A *	11,542	790,396
Starbucks	37,582	3,554,130
Strategic Education	3,185	307,352
Stride *	5,363	441,589
Under Armour, Cl A *	48,456	372,627
VF	33,617	612,166
Victoria’s Secret *	17,025	399,406
Wayfair, Cl A *	8,214	349,506
Xponential Fitness, Cl A *	21,607	279,162
		47,601,716
Consumer Staples — 5.1%
Costco Wholesale	4,404	3,930,041
Maplebear *	23,099	829,023
Sprouts Farmers Market *	8,778	913,351
		5,672,415
Financials — 10.6%
Block, Cl A *	40,320	2,664,345
Fiserv *	21,031	3,672,013
LendingClub *	39,587	480,982
Nelnet, Cl A	3,417	394,937
PayPal Holdings *	49,068	3,553,995
SLM	19,064	420,552
SoFi Technologies *	84,618	676,098
		11,862,922

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.4%
Accolade *	37,082	$160,936
Hims & Hers Health *	22,122	325,857
		486,793
Industrials — 3.3%
Avis Budget Group	3,051	250,151
Lyft, Cl A *	33,868	395,240
Uber Technologies *	42,383	3,099,469
		3,744,860
Information Technology — 7.0%
Apple	18,449	4,224,821
Intuit	5,151	3,246,469
PowerSchool Holdings, Cl A *	15,509	352,210
		7,823,500
Real Estate — 9.6%
AvalonBay Communities ‡	12,311	2,778,962
Camden Property Trust ‡	9,283	1,162,232
Centerspace ‡	5,269	394,121
Equity Residential ‡	32,956	2,467,745
Independence Realty Trust ‡	19,769	410,800
Invitation Homes ‡	53,136	1,957,530
UDR ‡	28,567	1,271,517
Zillow Group, Cl A *	7,242	386,940
		10,829,847
TOTAL UNITED STATES		108,632,293
TOTAL COMMON STOCK (Cost $131,477,597)		112,169,321
TOTAL INVESTMENTS — 99.9% (Cost $131,477,597)		$112,169,321

Percentages are based on Net Assets of $112,240,536.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 1.1%
Health Care — 1.1%
Cochlear	3,339	$680,491

BELGIUM — 3.1%
Health Care — 2.8%
UCB	9,943	1,801,675

Real Estate — 0.3%
Aedifica ‡	2,717	183,455

TOTAL BELGIUM		1,985,130
CANADA — 0.6%
Health Care — 0.6%
Chartwell Retirement Residences	18,465	199,892
Sienna Senior Living	17,207	198,147

TOTAL CANADA		398,039
CHINA — 3.7%
Health Care — 3.7%
AK Medical Holdings	243,089	136,185
BeiGene ADR *	4,871	934,160
Hansoh Pharmaceutical Group	303,043	775,440
Lifetech Scientific *	742,492	134,213
Luye Pharma Group *	470,224	183,860
Microport Scientific *	218,502	138,378
Venus MedTech Hangzhou, Cl H *(A)	102,940	55,624

TOTAL CHINA		2,357,860
DENMARK — 5.5%
Consumer Discretionary — 0.3%
GN Store Nord *	7,731	176,336

Health Care — 5.2%
Demant *	11,476	486,384
Genmab *	3,375	938,334

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novo Nordisk, Cl B	13,541	$1,885,082
		3,309,800
TOTAL DENMARK		3,486,136
GERMANY — 0.9%
Health Care — 0.9%
Fresenius Medical Care	15,031	579,997

ITALY — 0.6%
Health Care — 0.6%
Amplifon	11,600	374,032

JAPAN — 8.5%
Health Care — 8.5%
Astellas Pharma	92,707	1,156,888
Chugai Pharmaceutical	49,491	2,509,814
Nipro	20,242	180,031
SUNWELS	10,624	211,670
Terumo	76,195	1,407,414

TOTAL JAPAN		5,465,817
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare *	61,908	187,854

SOUTH KOREA — 2.8%
Health Care — 2.8%
Celltrion	11,078	1,683,448
Dentium	1,792	107,183

TOTAL SOUTH KOREA		1,790,631
SPAIN — 0.4%
Health Care — 0.4%
Pharma Mar	5,716	258,144

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.2%
Health Care — 0.2%
Elekta, Cl B	22,820	$156,207

SWITZERLAND — 5.6%
Health Care — 5.6%
Sandoz Group	22,035	968,714
Sonova Holding	3,035	1,058,110
Straumann Holding	8,120	1,200,606
Ypsomed Holding	693	338,965

TOTAL SWITZERLAND		3,566,395
UNITED KINGDOM — 4.4%
Health Care — 4.4%
AstraZeneca ADR	24,382	2,136,351
Smith & Nephew	44,798	689,141

TOTAL UNITED KINGDOM		2,825,492
UNITED STATES — 62.0%
Health Care — 54.7%
AbbVie	10,109	1,984,498
ACADIA Pharmaceuticals *	9,725	161,240
agilon health *	31,756	129,564
Agios Pharmaceuticals *	5,530	253,882
Alcon	20,624	2,000,536
Alector *	26,674	140,839
Alphatec Holdings *	12,075	83,317
Amedisys *	1,811	177,496
Amgen	6,272	2,093,782
Blueprint Medicines *	3,133	299,327
Boston Scientific *	24,599	2,011,952
Bristol-Myers Squibb	34,379	1,717,231
Brookdale Senior Living *	25,096	178,432
DaVita *	4,486	677,027
Denali Therapeutics *	8,710	212,872
Dexcom *	12,093	838,529
Edwards Lifesciences *	18,478	1,292,721
Eli Lilly	2,228	2,138,925
Embecta	15,376	251,244

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ensign Group	2,897	$438,490
Exact Sciences *	9,281	572,545
Exelixis *	15,503	403,543
Glaukos *	2,530	338,742
Halozyme Therapeutics *	6,501	415,089
Incyte *	11,433	750,691
Insulet *	3,565	722,875
Integer Holdings *	1,712	222,680
Johnson & Johnson	11,380	1,887,487
LivaNova *	3,087	155,554
MannKind *	38,857	243,245
Medtronic PLC	20,607	1,825,368
Merit Medical Systems *	2,966	286,753
National HealthCare	1,860	255,062
Neurocrine Biosciences *	5,067	643,813
Novocure *	11,986	233,008
Radius Health *(A)	19,104	—
Regeneron Pharmaceuticals *	1,839	2,178,645
Roche Holding	5,453	1,982,091
Silk Road Medical *	8,754	237,321
Stryker	4,891	1,762,814
Teleflex	2,393	586,692
Theravance Biopharma *	18,665	153,986
United Therapeutics *	2,398	871,793
Zimmer Biomet Holdings	10,457	1,207,365
		35,019,066
Real Estate — 7.3%
LTC Properties ‡	5,262	193,273
National Health Investors ‡	2,834	230,773
Omega Healthcare Investors ‡	12,540	495,832
Sabra Health Care REIT ‡	12,106	206,286
Ventas ‡	20,514	1,274,124

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	18,738	$2,261,302
		4,661,590
TOTAL UNITED STATES		39,680,656
TOTAL COMMON STOCK (Cost $59,628,757)		63,792,881
TOTAL INVESTMENTS — 99.7% (Cost $59,628,757)		$63,792,881

Percentages are based on Net Assets of $63,971,731.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$63,737,257	$—	$55,624	$63,792,881
Total Investments in Securities	$63,737,257	$—	$55,624	$63,792,881

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 1.2%
Industrials — 1.2%
ATS *	1,189,589	$31,951,862

CHINA — 0.7%
Consumer Discretionary — 0.2%
Hesai Group ADR * (A)	1,111,449	4,390,224

Health Care — 0.4%
Shanghai MicroPort MedBot Group * (A)	11,396,900	10,417,401

Information Technology — 0.1%
AInnovation Technology Group, Cl H * (A)	6,702,800	3,368,414

TOTAL CHINA		18,176,039
FINLAND — 2.0%
Industrials — 2.0%
Cargotec, Cl B	667,320	35,237,764
Kalmar, Cl B *	667,320	19,090,661

TOTAL FINLAND		54,328,425
ISRAEL — 0.2%
Consumer Discretionary — 0.2%
Maytronics	1,302,352	4,049,767

JAPAN — 30.3%
Industrials — 17.9%
Daifuku	4,595,004	88,614,891
FANUC	4,047,342	119,164,556
Hirata	125,450	4,445,740
Shibaura Machine	314,559	7,982,525
SMC	348,840	160,518,389
Yaskawa Electric (A)	2,902,874	96,094,589
		476,820,690
Information Technology — 12.4%
ExaWizards * (A)	980,644	2,202,332
Keyence	449,029	214,669,199

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Omron	2,494,228	$103,225,974
PKSHA Technology *	385,121	8,159,736
		328,257,241
TOTAL JAPAN		805,077,931
NORWAY — 1.7%
Industrials — 1.7%
AutoStore Holdings *	41,520,795	44,216,930

SOUTH KOREA — 2.5%
Industrials — 2.5%
Doosan Robotics *	783,485	41,290,073
Rainbow Robotics *	235,633	25,453,338

TOTAL SOUTH KOREA		66,743,411
SWITZERLAND — 11.8%
Health Care — 2.0%
Tecan Group	154,716	51,970,134

Industrials — 9.8%
ABB	4,545,199	260,513,910

TOTAL SWITZERLAND		312,484,044
UNITED KINGDOM — 1.5%
Information Technology — 1.5%
Renishaw	876,956	40,857,536

UNITED STATES — 47.8%
Consumer Discretionary — 0.1%
iRobot * (A)	338,319	2,476,495

Energy — 0.8%
Helix Energy Solutions Group *	1,822,400	20,447,328

Financials — 1.7%
Upstart Holdings * (A)	1,044,880	44,407,400

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 12.8%
Intuitive Surgical *	545,090	$268,527,687
Omnicell *	549,614	24,446,831
PROCEPT BioRobotics *	610,505	48,229,895
		341,204,413
Industrials — 4.7%
AeroVironment *	340,009	69,280,234
John Bean Technologies	384,322	34,527,488
Symbotic, Cl A * (A)	1,074,938	20,638,810
		124,446,532
Information Technology — 27.7%
Appian, Cl A *	510,243	16,552,283
C3.ai, Cl A * (A)	1,402,341	32,730,639
Cerence * (A)	483,696	1,596,197
Cognex	2,081,797	84,062,963
Dynatrace *	2,394,634	121,216,373
FARO Technologies *	219,658	3,953,844
NVIDIA	2,656,684	317,128,369
Pegasystems	1,013,212	71,816,466
PROS Holdings *	565,263	11,378,744
SoundHound AI, Cl A * (A)	2,532,388	12,383,377
UiPath, Cl A *	4,996,237	64,351,533
		737,170,788
TOTAL UNITED STATES		1,270,152,956
TOTAL COMMON STOCK (Cost $2,677,862,588)		2,648,038,901

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.9%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $30,533,866 (collateralized by various U.S. Government Obligations, ranging in par value $3,448 - $27,464,215, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $31,126,110)	$30,515,794	30,515,794

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $235,248 (collateralized by various U.S. Government Obligations, ranging in par value $569 - $24,891, 2.000% - 7.000%, 09/01/2036 - 07/20/2074, with a total market value of $239,811)	$235,109	$235,109
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $30,533,832 (collateralized by various U.S. Government Obligations, ranging in par value $322,574 - $11,623,530, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $31,126,110)	30,515,794	30,515,794
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $30,533,832 (collateralized by various U.S. Government Obligations, ranging in par value $33,177 - $16,610,662, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $31,134,237)	30,515,794	30,515,794
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $30,533,832 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,150 - $7,514,148, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $31,126,112)	30,515,794	30,515,794

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Santander US Capital Markets LLC 5.390%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $7,560,684 (collateralized by various U.S. Government Obligations, ranging in par value $7,556 - $1,811,581, 0.010% - 7.510%, 03/25/2027 - 08/20/2054, with a total market value of $7,707,282)	$7,556,159	$7,556,159
TOTAL REPURCHASE AGREEMENTS (Cost $129,854,444)		129,854,444
TOTAL INVESTMENTS — 104.6% (Cost $2,807,717,032)		$2,777,893,345

Percentages are based on Net Assets of $2,654,784,309.

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts NASDAQ 100 Index E-MINI	20	Sep-2024	$7,980,877	$7,849,200	$(131,677)

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $143,986,789.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $129,854,444. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $19,323,538.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,643,989,134	$4,049,767	$—	$2,648,038,901
Repurchase Agreements	—	129,854,444	—	129,854,444
Total Investments in Securities	$2,643,989,134	$133,904,211	$—	$2,777,893,345

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(131,677)	$—	$—	$(131,677)
Total Other Financial Instruments	$(131,677)	$—	$—	$(131,677)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.6%
Financials — 1.3%
HUB24	63,561	$2,404,712
Zip *	836,180	1,361,635
		3,766,347
Information Technology — 0.3%
IRESS *	147,382	967,987

TOTAL AUSTRALIA		4,734,334
BRAZIL — 1.6%
Financials — 1.6%
Pagseguro Digital, Cl A *	160,260	1,774,078
StoneCo, Cl A *	222,642	2,952,233

TOTAL BRAZIL		4,726,311
CANADA — 1.0%
Financials — 0.6%
Nuvei	49,837	1,663,267

Information Technology — 0.4%
Bitfarms * (A)	239,006	516,253
Hut 8 *	69,128	700,641
		1,216,894
TOTAL CANADA		2,880,161
CHINA — 0.6%
Financials — 0.5%
Lufax Holding ADR (A)	453,797	1,030,119
OSL Group * (A)	495,500	355,726
		1,385,845
Information Technology — 0.1%
Linklogis, Cl B (A)	1,533,000	300,688

TOTAL CHINA		1,686,533

Schedule of Investments	August 31, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.6%
Financials — 0.6%
Hypoport *	5,395	$1,593,263

ISRAEL — 0.6%
Information Technology — 0.6%
Sapiens International	43,661	1,588,824

ITALY — 2.5%
Financials — 2.5%
Nexi *	1,037,807	7,253,230

JAPAN — 0.1%
Financials — 0.1%
WealthNavi * (A)	39,219	344,232

NETHERLANDS — 5.5%
Financials — 5.5%
Adyen *	10,760	15,828,784

NEW ZEALAND — 4.0%
Information Technology — 4.0%
Xero *	119,544	11,585,834

SOUTH KOREA — 0.7%
Financials — 0.7%
Kakaopay *	105,894	1,993,662

SWITZERLAND — 1.4%
Information Technology — 1.4%
Temenos	59,501	4,144,627

UNITED KINGDOM — 2.6%
Financials — 2.6%
Wise, Cl A *	809,535	7,495,399

Schedule of Investments	August 31, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 76.7%
Financials — 52.6%
Affirm Holdings, Cl A *	205,141	$9,028,255
AssetMark Financial Holdings *	58,349	2,050,967
Bakkt Holdings, Cl A * (A)	3,019	42,749
Block, Cl A *	213,831	14,129,953
Cantaloupe *	57,634	398,827
Coinbase Global, Cl A *	62,604	11,479,070
Fidelity National Information Services	245,608	20,250,380
Fiserv *	113,718	19,855,163
Flywire *	94,010	1,702,521
Galaxy Digital Holdings * (A)	83,674	917,605
Global Payments	98,258	10,907,621
I3 Verticals, Cl A *	18,421	417,420
Jack Henry & Associates	57,691	9,982,274
Lemonade * (A)	55,355	1,025,728
LendingClub *	87,422	1,062,177
LendingTree *	10,000	579,300
Moneylion *	7,932	368,203
Open Lending, Cl A *	94,820	546,163
Paymentus Holdings, Cl A *	14,918	339,086
Payoneer Global *	283,926	2,109,570
PayPal Holdings *	281,639	20,399,113
Paysafe *	47,795	1,070,608
Shift4 Payments, Cl A *	44,844	3,726,536
SoFi Technologies *	771,977	6,168,096
Toast, Cl A *	339,227	8,433,183
Upstart Holdings * (A)	67,933	2,887,153
Virtu Financial, Cl A	70,282	2,158,360
		152,036,081
Health Care — 1.8%
HealthEquity *	67,925	5,404,113

Industrials — 5.1%
SS&C Technologies Holdings	195,959	14,714,561

Information Technology — 17.2%
ACI Worldwide *	85,691	4,315,399
BILL Holdings *	83,246	4,541,902

Schedule of Investments	August 31, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Blend Labs, Cl A *	188,753	$692,723
Cipher Mining *	201,625	707,704
Envestnet *	43,125	2,706,094
Guidewire Software *	64,862	9,649,520
Intuit	25,640	16,159,866
Marathon Digital Holdings *	176,258	2,943,509
MeridianLink *	60,385	1,378,589
Mitek Systems * (A)	36,104	336,489
nCino *	89,033	2,667,429
Pagaya Technologies, Cl A *	37,062	558,154
Riot Platforms * (A)	162,351	1,222,503
Vertex, Cl A *	47,494	1,837,543
		49,717,424
TOTAL UNITED STATES		221,872,179
URUGUAY — 0.4%
Financials — 0.4%
Dlocal, Cl A * (A)	128,355	1,144,927

TOTAL COMMON STOCK (Cost $397,214,049)		288,872,300

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.8%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,232,386 (collateralized by various U.S. Government Obligations, ranging in par value $139 - $1,108,491, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $1,256,290)	$1,231,657	1,231,657
Citigroup Global Markets, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $314,654 (collateralized by various U.S. Government Obligations, ranging in par value $762 - $33,292, 2.000% - 7.000%, 09/01/2036 - 07/20/2074, with a total market value of $320,757)	314,468	314,468

Schedule of Investments	August 31, 2024 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,232,385 (collateralized by various U.S. Government Obligations, ranging in par value $13,019 - $469,141, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $1,256,290)	$1,231,657	$1,231,657
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,232,385 (collateralized by various U.S. Government Obligations, ranging in par value $1,339 - $670,428, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $1,256,618)	1,231,657	1,231,657
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,232,385 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $127 - $303,281, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $1,256,290)	1,231,657	1,231,657
TOTAL REPURCHASE AGREEMENTS (Cost $5,241,096)		5,241,096
TOTAL INVESTMENTS — 101.7% (Cost $402,455,145)		$294,113,396

Percentages are based on Net Assets of $289,119,348.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $5,250,709.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $5,241,096. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $260,082.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X FinTech ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$288,872,300	$—	$—	$288,872,300
Repurchase Agreements	—	5,241,096	—	5,241,096
Total Investments in Securities	$288,872,300	$5,241,096	$—	$294,113,396

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 1.0%
Information Technology — 1.0%
ams-OSRAM *	1,045,545	$1,286,521
Kontron (A)	69,292	1,300,826

TOTAL AUSTRIA		2,587,347
CANADA — 0.3%
Information Technology — 0.3%
BlackBerry *	267,832	629,405

CHINA — 2.0%
Information Technology — 2.0%
NXP Semiconductors	20,148	5,165,141

FRANCE — 1.4%
Industrials — 1.4%
Legrand	31,875	3,570,598

JAPAN — 6.6%
Information Technology — 6.6%
Nippon Ceramic	41,107	710,879
Renesas Electronics	922,162	15,921,948

TOTAL JAPAN		16,632,827
NORWAY — 1.1%
Information Technology — 1.1%
Nordic Semiconductor *	201,320	2,725,523

SINGAPORE — 4.2%
Information Technology — 4.2%
STMicroelectronics	334,942	10,666,447

SWITZERLAND — 3.5%
Industrials — 2.4%
ABB	108,502	6,218,931

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.1%
Landis+Gyr Group	30,387	$2,736,245

TOTAL SWITZERLAND		8,955,176
TAIWAN — 8.9%
Information Technology — 8.9%
Advantech	905,583	9,879,602
eMemory Technology	79,232	6,526,299
MediaTek	139,480	5,406,540
Sercomm	177,250	617,799

TOTAL TAIWAN		22,430,240
UNITED KINGDOM — 0.5%
Information Technology — 0.5%
Spirent Communications	566,958	1,324,087

UNITED STATES — 70.3%
Communication Services — 0.5%
Globalstar *	476,253	595,316
Iridium Communications	25,762	664,660
		1,259,976
Consumer Discretionary — 10.6%
ADT	914,856	6,669,300
Garmin	110,113	20,182,612
		26,851,912
Health Care — 3.6%
Dexcom *	131,426	9,113,079

Industrials — 12.9%
Emerson Electric	47,173	4,971,562
Honeywell International	25,331	5,266,568
Johnson Controls International	84,655	6,167,117
Resideo Technologies *	33,378	672,901
Rockwell Automation	13,928	3,788,834
Schneider Electric	22,090	5,616,516

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sensata Technologies Holding	159,554	$6,150,807
		32,634,305
Information Technology — 42.7%
Alarm.com Holdings *	52,564	3,129,660
Ambarella *	42,274	2,523,758
Analog Devices	26,234	6,160,792
Arlo Technologies *	99,313	1,165,935
Badger Meter	30,941	6,402,930
Belden	43,242	4,639,002
Cisco Systems	103,979	5,255,099
Digi International *	37,894	1,116,357
GLOBALFOUNDRIES * (A)	66,380	3,098,618
Impinj *	28,653	4,816,569
InterDigital	26,816	3,715,625
International Business Machines	27,177	5,493,287
Itron *	48,028	4,909,422
Lattice Semiconductor *	145,061	6,870,089
NETGEAR *	49,701	806,647
PTC *	14,496	2,596,089
Qorvo *	11,674	1,352,900
QUALCOMM	31,932	5,597,680
Rambus *	113,362	5,069,549
Samsara, Cl A *	199,140	8,178,680
Semtech *	35,462	1,553,945
Silicon Laboratories *	33,571	3,973,799
Skyworks Solutions	144,154	15,797,837
SmartRent, Cl A *	256,709	436,405
Synaptics *	41,335	3,365,496
		108,026,170
TOTAL UNITED STATES		177,885,442
TOTAL COMMON STOCK (Cost $222,694,168)		252,572,233

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.0%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $622,321 (collateralized by various U.S. Government Obligations, ranging in par value $70 - $559,758, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $634,392)	$621,953	$621,953
Citigroup Global Markets, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $158,890 (collateralized by various U.S. Government Obligations, ranging in par value $385 - $16,811, 2.000% - 7.000%, 09/01/2036 - 07/20/2074, with a total market value of $161,972)	158,796	158,796
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $622,321 (collateralized by various U.S. Government Obligations, ranging in par value $6,574 - $236,903, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $634,392)	621,953	621,953
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $622,321 (collateralized by various U.S. Government Obligations, ranging in par value $676 - $338,548, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $634,558)	621,953	621,953

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $622,321 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $64 - $153,148, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $634,392)	$621,953	$621,953
TOTAL REPURCHASE AGREEMENTS (Cost $2,646,608)		2,646,608
TOTAL INVESTMENTS — 100.8% (Cost $225,340,776)		$255,218,841

Percentages are based on Net Assets of $253,084,193.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $2,595,076.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $2,646,608. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$252,572,233	$—	$—	$252,572,233
Repurchase Agreements	—	2,646,608	—	2,646,608
Total Investments in Securities	$252,572,233	$2,646,608	$—	$255,218,841

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 1.0%
TopBuild *	197,905	$77,780,623
Industrials — 73.6%
Acuity Brands	191,693	48,824,207
Advanced Drainage Systems	485,066	76,038,946
AECOM	845,581	84,676,481
Arcosa	303,698	27,785,330
Argan	471,929	37,428,689
Astec Industries	594,169	20,100,737
Atkore	230,481	21,510,792
Builders FirstSource *	767,977	133,627,998
Carlisle	303,112	128,458,866
Columbus McKinnon	552,739	18,909,201
Construction Partners, Cl A *	494,331	32,615,959
Crane	353,559	55,996,674
CSW Industrials	97,630	32,962,817
CSX	5,949,922	203,903,827
Custom Truck One Source *	3,230,065	13,243,267
Deere	535,641	206,618,159
DNOW *	2,106,345	27,424,612
DXP Enterprises *	645,380	35,495,900
Dycom Industries *	182,651	32,139,270
Eaton PLC	853,404	261,935,290
EMCOR Group	292,730	115,060,454
Emerson Electric	2,167,488	228,431,560
Exponent	315,329	34,140,671
Fastenal	2,986,491	203,917,606
Fortive	2,187,988	162,786,307
Gibraltar Industries *	259,117	18,052,681
Gorman-Rupp	625,354	24,376,299
Graco	1,049,452	87,471,824
Granite Construction	457,767	34,405,768
Greenbrier	453,778	21,985,544
H&E Equipment Services	408,157	19,652,760
Herc Holdings	176,009	25,762,437
Howmet Aerospace	2,563,286	247,767,225
Hubbell, Cl B	333,673	133,442,506
IDEX	470,751	97,200,667
Insteel Industries	609,663	20,972,407
Jacobs Solutions	786,498	118,666,818

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lincoln Electric Holdings	356,270	$68,977,435
MasTec *	490,665	55,508,931
MDU Resources Group	1,267,623	32,565,235
MRC Global *	2,002,777	26,356,545
Mueller Industries	706,805	51,391,792
Mueller Water Products, Cl A	1,459,904	31,344,139
MYR Group *	150,628	15,183,302
Norfolk Southern	859,270	220,110,603
Northwest Pipe *	720,755	31,698,805
Parker-Hannifin	442,609	265,653,922
Pentair PLC	1,029,206	91,280,280
Powell Industries	264,772	44,333,424
Primoris Services	637,167	35,961,706
Quanta Services	904,655	248,897,730
RBC Bearings *	180,697	53,820,601
Regal Rexnord	413,171	69,334,226
Rockwell Automation	682,409	185,635,720
SPX Technologies *	284,190	46,362,757
Sterling Infrastructure *	287,881	34,410,416
Terex	417,436	23,697,842
Tetra Tech	331,384	78,783,232
Titan Machinery *	769,289	11,623,957
Trane Technologies PLC	819,902	296,525,757
Trinity Industries	812,203	26,810,821
Tutor Perini *	2,444,998	58,606,602
Union Pacific	853,129	218,477,806
United Rentals	359,227	266,280,606
Valmont Industries	129,912	37,123,653
Wabash National	820,144	15,960,002
WESCO International	318,102	52,607,709
Woodward	373,134	62,182,781
Zurn Elkay Water Solutions	1,075,645	34,883,167
		5,886,182,060
Information Technology — 2.0%
Badger Meter	182,705	37,808,973
Calix *	468,892	17,461,538
Crane NXT	353,502	20,768,242
Trimble *	1,548,639	87,792,345
		163,831,098

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — 20.2%
Alcoa	1,111,620	$35,683,002
ATI *	794,208	50,734,007
Carpenter Technology	308,167	44,613,337
Century Aluminum *	1,842,821	26,462,910
Cleveland-Cliffs *	3,134,526	40,936,910
Commercial Metals	722,271	38,706,503
Eagle Materials	217,301	56,009,333
Haynes International	391,717	23,557,860
Knife River *	352,039	27,765,316
Louisiana-Pacific	448,920	43,567,686
Martin Marietta Materials	414,757	221,546,599
Materion	174,207	20,214,980
Metallus *	1,020,988	16,601,265
Minerals Technologies	313,845	24,197,449
Nucor	1,208,939	183,649,923
Reliance	357,932	102,601,208
RPM International	802,493	93,289,811
Ryerson Holding	611,245	12,237,125
Steel Dynamics	1,007,549	120,412,181
Summit Materials, Cl A *	744,099	30,136,009
United States Lime & Minerals	452,975	37,021,647
United States Steel	1,389,011	52,657,407
Vulcan Materials	827,315	202,865,911
Westlake	797,558	115,996,836
		1,621,465,215
Utilities — 3.0%
Sempra	2,894,663	237,883,405
TOTAL COMMON STOCK (Cost $6,385,568,369)		7,987,142,401
TOTAL INVESTMENTS — 99.8% (Cost $6,385,568,369)		$7,987,142,401

Percentages are based on Net Assets of $8,001,159,379.

*	Non-income producing security.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 3.1%
Materials — 3.1%
IGO	1,302,768	$4,905,799
Liontown Resources * (A)	7,987,326	4,064,549
Pilbara Minerals (A)	2,679,076	5,398,724

TOTAL AUSTRALIA		14,369,072
CANADA — 2.8%
Industrials — 0.8%
Ballard Power Systems * (A)	2,048,567	3,769,363

Information Technology — 1.1%
BlackBerry *	2,091,126	4,914,146

Materials — 0.9%
Lithium Americas *	1,802,435	4,440,055

TOTAL CANADA		13,123,564
CHILE — 2.2%
Materials — 2.2%
Lundin Mining	483,562	5,015,913
Sociedad Quimica y Minera de Chile ADR (A)	131,435	5,099,678

TOTAL CHILE		10,115,591
CHINA — 9.2%
Communication Services — 1.3%
Baidu ADR * (A)	70,845	5,994,904

Consumer Discretionary — 4.3%
Geely Automobile Holdings	5,243,500	5,928,884
Nexteer Automotive Group (A)	11,075,700	3,904,694
NIO ADR * (A)	1,225,418	4,950,689
XPeng ADR, Cl A * (A)	659,669	5,310,335
		20,094,602
Information Technology — 2.4%
indie Semiconductor, Cl A * (A)	730,366	3,031,019

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NXP Semiconductors	31,827	$8,159,170
		11,190,189
Materials — 1.2%
Ganfeng Lithium Group, Cl H (A)	2,395,833	5,319,705

TOTAL CHINA		42,599,400
FRANCE — 2.0%
Consumer Discretionary — 2.0%
Forvia	432,090	4,420,287
Renault	104,350	4,960,962

TOTAL FRANCE		9,381,249
GERMANY — 2.8%
Consumer Discretionary — 1.2%
Continental	86,761	5,865,890

Information Technology — 1.6%
Infineon Technologies	201,760	7,369,861

TOTAL GERMANY		13,235,751
ISRAEL — 0.6%
Consumer Discretionary — 0.6%
Mobileye Global, Cl A *	196,606	2,807,534

JAPAN — 14.2%
Consumer Discretionary — 8.2%
Denso	411,184	6,327,102
Honda Motor	695,458	7,584,817
Koito Manufacturing	369,438	5,437,352
Nissan Motor (A)	1,580,724	4,619,334
Toyota Motor	736,508	13,958,269
		37,926,874
Industrials — 3.6%
GS Yuasa	283,129	5,348,349

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hitachi	454,740	$11,155,738
		16,504,087
Materials — 2.4%
Denki Kagaku Kogyo	380,792	5,922,211
Tokai Carbon	870,668	5,320,101
		11,242,312
TOTAL JAPAN		65,673,273
JERSEY — 0.9%
Materials — 0.9%
Arcadium Lithium *	1,494,700	4,050,637

LUXEMBOURG — 1.1%
Materials — 1.1%
APERAM	186,734	5,262,500

NETHERLANDS — 1.2%
Information Technology — 1.2%
TomTom * (A)	932,530	5,383,038

SINGAPORE — 1.1%
Information Technology — 1.1%
STMicroelectronics	155,173	4,941,585

SOUTH KOREA — 5.3%
Consumer Discretionary — 2.6%
Hyundai Motor	34,210	6,543,141
Kia	72,358	5,747,041
		12,290,182
Industrials — 1.4%
LG Energy Solution *	22,158	6,435,830

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.3%
Samsung SDI	21,933	$5,812,241

TOTAL SOUTH KOREA		24,538,253
TAIWAN — 1.0%
Industrials — 1.0%
Advanced Energy Solution Holding	285,400	4,594,592

UNITED KINGDOM — 1.1%
Materials — 1.1%
Johnson Matthey	246,024	5,286,562

UNITED STATES — 49.9%
Communication Services — 2.9%
Alphabet, Cl A	82,271	13,441,436

Consumer Discretionary — 15.6%
American Axle & Manufacturing Holdings *	733,540	4,716,662
Aptiv PLC *	86,231	6,168,103
Ford Motor	571,395	6,393,910
General Motors	165,434	8,235,305
Gentherm *	102,595	5,185,151
Lear	46,809	5,460,270
Lucid Group * (A)	1,486,567	5,975,999
Luminar Technologies, Cl A * (A)	2,647,651	2,700,604
QuantumScape, Cl A * (A)	617,750	3,589,128
Stellantis	363,306	6,087,674
Tesla *	60,735	13,003,971
Visteon *	48,229	4,882,222
		72,398,999
Industrials — 9.9%
Bloom Energy, Cl A * (A)	365,822	4,356,940
EnerSys	51,155	5,183,536
Honeywell International	58,333	12,128,014
Hyster-Yale	74,041	4,661,622
ITT	42,206	5,875,919
Nikola * (A)	538,170	3,568,067
Plug Power * (A)	1,645,853	3,094,204

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Westinghouse Air Brake Technologies	40,876	$6,931,343
		45,799,645
Information Technology — 17.7%
Allegro MicroSystems *	167,603	4,111,302
Ambarella *	82,412	4,919,996
CEVA *	250,479	5,996,467
Coherent *	73,342	5,717,009
Intel	374,768	8,259,887
Microsoft	33,795	14,097,246
NVIDIA	119,465	14,260,537
ON Semiconductor *	90,647	7,058,682
QUALCOMM	73,712	12,921,714
SiTime *	34,240	4,953,158
		82,295,998
Materials — 3.8%
Albemarle	60,640	5,472,760
ATI *	94,180	6,016,218
Cabot	56,662	5,955,743
		17,444,721
TOTAL UNITED STATES		231,380,799
TOTAL COMMON STOCK (Cost $657,188,779)		456,743,400

PREFERRED STOCK — 1.2%
GERMANY—1.2%
Consumer Discretionary — 1.2%
Volkswagen (B)	54,746	5,828,375
TOTAL PREFERRED STOCK (Cost $11,519,371)		5,828,375

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 9.0%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $9,762,334 (collateralized by various U.S. Government Obligations, ranging in par value $1,102 - $8,780,900, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $9,951,687)	$9,756,556	$9,756,556
Citigroup Global Markets, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $75,245 (collateralized by various U.S. Government Obligations, ranging in par value $182 - $7,961, 2.000% - 7.000%, 09/01/2036 - 07/20/2074, with a total market value of $76,704)	75,200	75,200
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $9,762,323 (collateralized by various U.S. Government Obligations, ranging in par value $103,134 - $3,716,293, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $9,951,687)	9,756,556	9,756,556
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $9,762,323 (collateralized by various U.S. Government Obligations, ranging in par value $10,607 - $5,310,786, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $9,954,286)	9,756,556	9,756,556
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $9,762,323 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,007 - $2,402,435, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $9,951,688)	9,756,556	9,756,556

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Santander US Capital Markets LLC 5.390%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,417,285 (collateralized by various U.S. Government Obligations, ranging in par value $2,416 - $579,194, 0.010% - 7.510%, 03/25/2027 - 08/20/2054, with a total market value of $2,464,155)	$2,415,838	$2,415,838
TOTAL REPURCHASE AGREEMENTS (Cost $41,517,262)		41,517,262
TOTAL INVESTMENTS — 108.7% (Cost $710,225,412)		$504,089,037

Percentages are based on Net Assets of $463,807,910.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $45,087,391.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $41,517,262. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $5,732,884.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$456,743,400	$—	$—	$456,743,400
Preferred Stock	5,828,375	—	—	5,828,375
Repurchase Agreements	—	41,517,262	—	41,517,262
Total Investments in Securities	$462,571,775	$41,517,262	$—	$504,089,037

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.3%
Financials — 0.3%
StoneCo, Cl A *	468,840	$6,216,819

CANADA — 3.0%
Industrials — 1.3%
Thomson Reuters	160,184	27,420,297

Information Technology — 1.7%
Celestica *	110,256	5,614,236
Shopify, Cl A *	430,083	31,856,248
		37,470,484
TOTAL CANADA		64,890,781
CHINA — 9.4%
Communication Services — 3.6%
Baidu ADR *	102,093	8,639,110
Tencent Holdings	1,371,043	67,142,509
		75,781,619
Consumer Discretionary — 4.7%
Alibaba Group Holding ADR	844,106	70,347,794
Meituan, Cl B *	1,968,415	29,827,528
		100,175,322
Information Technology — 1.1%
NXP Semiconductors	90,924	23,309,277

TOTAL CHINA		199,266,218
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	312,166	6,565,223

GERMANY — 3.3%
Industrials — 2.5%
Siemens	284,869	53,579,664

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.8%
Infineon Technologies	462,580	$16,897,058

TOTAL GERMANY		70,476,722
IRELAND — 3.1%
Information Technology — 3.1%
Accenture PLC, Cl A	194,474	66,500,384

ISRAEL — 0.3%
Information Technology — 0.3%
Wix.com *	37,740	6,288,239

ITALY — 0.3%
Health Care — 0.3%
Amplifon	197,842	6,379,245

JAPAN — 3.0%
Consumer Discretionary — 0.4%
Rakuten Group *	1,105,455	7,846,487

Industrials — 0.9%
FANUC	353,916	10,420,232
Fujikura	318,226	9,194,580
		19,614,812
Information Technology — 1.7%
Fujitsu	731,175	13,445,425
NEC	96,861	8,558,200
Socionext	305,336	6,779,652
Toshiba TEC	282,599	6,754,195
		35,537,472
TOTAL JAPAN		62,998,771
NETHERLANDS — 0.7%
Industrials — 0.7%
Wolters Kluwer	87,992	15,014,021

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 4.3%
Information Technology — 4.3%
Samsung Electronics	1,061,280	$59,028,412
SK Hynix	258,831	33,655,683

TOTAL SOUTH KOREA		92,684,095
SWEDEN — 0.4%
Information Technology — 0.4%
Telefonaktiebolaget LM Ericsson ADR (A)	1,101,529	8,206,391

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	87,915	6,123,845

TAIWAN — 1.1%
Information Technology — 1.1%
Acer	4,541,600	6,211,160
Advantech	562,957	6,141,669
Alchip Technologies	74,650	6,183,885
Global Unichip	147,865	5,153,782

TOTAL TAIWAN		23,690,496
UNITED STATES — 70.1%
Communication Services — 10.2%
Alphabet, Cl A	353,335	57,727,872
Meta Platforms, Cl A	131,436	68,518,901
Netflix *	99,916	70,076,087
Snap, Cl A *	495,185	4,625,028
Trade Desk, Cl A *	157,460	16,459,294
		217,407,182
Consumer Discretionary — 6.0%
Amazon.com *	344,606	61,512,171
eBay	177,293	10,478,016
Tesla *	260,734	55,825,757
		127,815,944

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.7%
GE HealthCare Technologies	161,467	$13,695,631

Industrials — 4.5%
Experian	325,274	15,748,786
Genpact	190,009	7,454,053
Hubbell, Cl B	19,181	7,670,866
Rockwell Automation	40,183	10,930,981
Uber Technologies *	743,036	54,338,223
		96,142,909
Information Technology — 48.7%
Adobe *	117,674	67,593,122
Ambarella *	110,179	6,577,686
Apple	285,501	65,379,729
Broadcom	392,238	63,864,191
C3.ai, Cl A * (A)	224,330	5,235,862
Cadence Design Systems *	96,786	26,028,659
CCC Intelligent Solutions Holdings *	570,620	6,151,284
Cisco Systems	1,385,590	70,027,719
CyberArk Software *	24,046	6,894,950
Datadog, Cl A *	109,695	12,753,141
DocuSign, Cl A *	113,483	6,719,328
DXC Technology *	322,325	6,662,458
Fortinet *	270,224	20,728,883
Hewlett Packard Enterprise	462,549	8,959,574
Informatica, Cl A *	255,572	6,366,298
Intel	1,513,772	33,363,535
International Business Machines	348,915	70,526,189
Micron Technology	394,319	37,949,261
Microsoft	144,398	60,234,182
NVIDIA	523,989	62,548,567
Okta, Cl A *	66,291	5,219,090
Oracle	448,884	63,422,820
Pegasystems	101,368	7,184,964
Procore Technologies *	90,991	5,393,037
QUALCOMM	332,234	58,240,620
Salesforce	250,844	63,438,448
Seagate Technology Holdings	74,114	7,378,049
ServiceNow *	83,908	71,741,340

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Smartsheet, Cl A *	131,852	$6,434,378
Super Micro Computer *	20,741	9,078,336
Synopsys *	54,369	28,249,045
Teradata *	197,152	5,567,572
Twilio, Cl A *	106,052	6,655,824
UiPath, Cl A *	517,272	6,662,463
Verint Systems *	183,576	5,791,823
Viasat *	368,169	5,780,253
Workday, Cl A *	75,454	19,858,738
Zebra Technologies, Cl A *	19,250	6,648,565
Zscaler *	53,376	10,674,132
		1,037,984,115
TOTAL UNITED STATES		1,493,045,781
TOTAL COMMON STOCK (Cost $1,947,091,065)		2,128,347,031

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.1%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $490,545 (collateralized by various U.S. Government Obligations, ranging in par value $55 - $441,230, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $500,060)	$490,255	490,255
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $490,545 (collateralized by various U.S. Government Obligations, ranging in par value $5,182 - $186,739, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $500,060)	490,255	490,255

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 5.340%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $125,246 (collateralized by various U.S. Government Obligations, ranging in par value $20 - $64,889, 1.500% - 7.500%, 06/01/2030 - 05/01/2058, with a total market value of $127,675)	$125,172	$125,172
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $490,545 (collateralized by various U.S. Government Obligations, ranging in par value $533 - $266,861, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $500,191)	490,255	490,255
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $490,545 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $51 - $120,719, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $500,060)	490,255	490,255
TOTAL REPURCHASE AGREEMENTS (Cost $2,086,192)		2,086,192
TOTAL INVESTMENTS — 100.0% (Cost $1,949,177,257)		$2,130,433,223

Percentages are based on Net Assets of $2,130,802,776.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $2,031,742.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $2,086,192. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Artificial Intelligence & Technology ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,128,347,031	$—	$—	$2,128,347,031
Repurchase Agreements	—	2,086,192	—	2,086,192
Total Investments in Securities	$2,128,347,031	$2,086,192	$—	$2,130,433,223

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.0%
CAYMAN ISLANDS — 4.5%
Health Care — 4.5%
Legend Biotech ADR *	65,662	$3,778,848

CHINA — 2.8%
Health Care — 2.8%
Genscript Biotech * (A)	1,585,818	2,403,001

GERMANY — 3.5%
Health Care — 3.5%
BioNTech ADR *	33,670	2,970,367

JAPAN — 0.6%
Health Care — 0.6%
Takara Bio	67,422	482,032

NETHERLANDS — 0.4%
Health Care — 0.4%
uniQure *	62,313	364,531

SWITZERLAND — 3.0%
Health Care — 3.0%
CRISPR Therapeutics * (A)	53,331	2,544,955

UNITED STATES — 85.2%
Health Care — 85.2%
10X Genomics, Cl A *	107,944	2,520,492
2seventy bio * (A)	68,907	335,577
Agilent Technologies	21,572	3,083,070
Allogene Therapeutics * (A)	152,703	401,609
Alnylam Pharmaceuticals *	20,615	5,415,354
Arrowhead Pharmaceuticals *	127,349	3,034,727
Avidity Biosciences *	104,477	4,596,988
Beam Therapeutics *	99,316	2,649,751
BioMarin Pharmaceutical *	32,532	2,967,244
Bio-Techne	46,731	3,457,627
Bluebird Bio *	273,223	153,415

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CareDx *	71,967	$2,211,546
Caribou Biosciences *	112,994	244,067
Editas Medicine, Cl A *	117,617	439,888
Fulgent Genetics *	29,085	656,158
Gilead Sciences	22,108	1,746,532
GRAIL *	4,099	57,835
Illumina *	24,139	3,171,865
Intellia Therapeutics *	137,972	3,096,092
Lyell Immunopharma *	170,718	247,541
Moderna *	27,232	2,107,757
Myriad Genetics *	125,960	3,568,447
Natera *	32,398	3,831,387
Pacific Biosciences of California * (A)	375,923	515,014
Poseida Therapeutics, Cl A *	105,577	301,950
QIAGEN	71,435	3,265,294
REGENXBIO *	64,458	787,677
Rocket Pharmaceuticals *	123,054	2,319,568
Sana Biotechnology *	175,293	1,060,523
Sarepta Therapeutics *	23,871	3,241,204
Scilex Holding *(B)	226,071	64,995
Ultragenyx Pharmaceutical *	66,982	3,803,238
Veracyte *	108,089	3,410,208
Vertex Pharmaceuticals *	3,681	1,825,371
Verve Therapeutics * (A)	79,195	530,606
Vir Biotechnology *	130,571	1,078,516

TOTAL UNITED STATES		72,199,133
TOTAL COMMON STOCK (Cost $126,153,043)		84,742,867

	Face Amount
REPURCHASE AGREEMENTS(C) — 4.8%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $960,591 (collateralized by various U.S. Government Obligations, ranging in par value $108 - $864,020, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $979,222)	$960,022	960,022

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citigroup Global Markets, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $245,259 (collateralized by various U.S. Government Obligations, ranging in par value $594 - $25,950, 2.000% - 7.000%, 09/01/2036 - 07/20/2074, with a total market value of $250,016)	$245,114	$245,114
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $960,589 (collateralized by various U.S. Government Obligations, ranging in par value $10,148 - $365,674, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $979,222)	960,022	960,022
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $960,589 (collateralized by various U.S. Government Obligations, ranging in par value $1,044 - $522,569, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $979,478)	960,022	960,022
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $960,589 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $99 - $236,394, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $979,223)	960,022	960,022
TOTAL REPURCHASE AGREEMENTS (Cost $4,085,202)		4,085,202
TOTAL INVESTMENTS — 104.8% (Cost $130,238,245)		$88,828,069

Percentages are based on Net Assets of $84,796,595.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Genomics & Biotechnology ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $3,876,132.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $4,085,202. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $169,788.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$84,677,872	$—	$64,995	$84,742,867
Repurchase Agreements	—	4,085,202	—	4,085,202
Total Investments in Securities	$84,677,872	$4,085,202	$64,995	$88,828,069

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 4.2%
Information Technology — 4.2%
Shopify, Cl A *	215,749	$15,980,528

CHINA — 1.4%
Consumer Discretionary — 0.3%
Alibaba Group Holding ADR	16,448	1,370,776

Information Technology — 1.1%
Kingsoft Cloud Holdings ADR * (A)	329,167	766,959
Vnet Group ADR *	1,188,916	3,305,187
		4,072,146
TOTAL CHINA		5,442,922
ISRAEL — 5.7%
Information Technology — 5.7%
Wix.com *	129,924	21,647,937

SINGAPORE — 0.3%
Real Estate — 0.3%
Digital Core Management Pte ‡	1,888,325	1,151,878

SWEDEN — 3.0%
Information Technology — 3.0%
Sinch *	3,985,666	11,574,710

UNITED STATES — 85.4%
Communication Services — 3.5%
Alphabet, Cl A	38,119	6,227,882
PubMatic, Cl A *	196,135	3,059,706
Vimeo *	748,297	4,003,389
		13,290,977
Consumer Discretionary — 2.0%
Amazon.com *	42,070	7,509,495

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.1%
HealthStream	143,597	$4,170,057

Industrials — 4.0%
Paycom Software	93,220	15,174,352

Information Technology — 70.4%
Akamai Technologies *	155,596	15,845,897
Box, Cl A *	592,555	19,317,293
C3.ai, Cl A * (A)	560,929	13,092,083
DigitalOcean Holdings *	429,637	16,081,313
Dropbox, Cl A *	658,310	16,549,913
Fastly, Cl A *	645,382	3,885,200
Five9 *	273,720	8,827,470
Freshworks, Cl A *	1,039,246	12,138,393
International Business Machines	6,957	1,406,218
Microsoft	19,580	8,167,601
Procore Technologies *	224,302	13,294,380
Qualys *	93,458	11,698,138
Salesforce	57,120	14,445,648
Snowflake, Cl A *	98,466	11,247,771
SPS Commerce *	85,347	17,047,210
Twilio, Cl A *	252,387	15,839,808
Workday, Cl A *	61,867	16,282,776
Workiva, Cl A *	193,983	15,163,651
Yext *	594,457	3,025,786
Zoom Video Communications, Cl A *	247,173	17,074,711
Zscaler *	87,994	17,597,040
		268,028,300
Real Estate — 4.4%
Digital Realty Trust ‡	110,763	16,792,778

TOTAL UNITED STATES		324,965,959
TOTAL COMMON STOCK (Cost $581,901,735)		380,763,934

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.250% (Cost $393,925)	393,925	$393,925

	Face Amount
REPURCHASE AGREEMENT(C) — 0.3%
RBC Capital Markets 5.240%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,084,169 (collateralized by U.S. Treasury Obligations, ranging in par value $117,661 - $1,140,566, 1.625%, 05/15/2031, with a total market value of $1,111,681) (Cost $1,083,538)	$1,083,538	1,083,538
TOTAL INVESTMENTS — 100.4% (Cost $583,379,198)		$382,241,397

Percentages are based on Net Assets of $380,771,948.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $1,429,308.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $1,477,463. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Cloud Computing ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$380,763,934	$—	$—	$380,763,934
Short-Term Investment	393,925	—	—	393,925
Repurchase Agreement	—	1,083,538	—	1,083,538
Total Investments in Securities	$381,157,859	$1,083,538	$—	$382,241,397

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X Data Center & Digital Infrastructure ETF(A)	123,098	$1,975,723
Global X Disruptive Materials ETF(A)	139,746	1,921,507
Global X E-Commerce ETF(A)	78,291	1,917,347
Global X FinTech ETF(A)	71,575	1,965,449
Global X Genomics & Biotechnology ETF*(A)	168,014	1,911,999
Global X Lithium & Battery Tech ETF(A)	52,511	1,990,692
Global X Renewable Energy Producers ETF(A)	183,508	1,928,669
Global X Solar ETF(A)	194,139	1,964,687
Global X Video Games & Esports ETF (A)	87,671	1,965,584
TOTAL EXCHANGE TRADED FUNDS (Cost $25,271,414)		17,541,657

	Face Amount
REPURCHASE AGREEMENT(B) — 0.0%
Mizuho Securities USA 5.310%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $414 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $55, 0.000% - 6.000%, 12/31/2024 - 05/15/2054, with a total market value of $0,422) (Cost $414)	$414	414
TOTAL INVESTMENTS — 100.0% (Cost $25,271,828)		$17,542,071

Percentages are based on Net Assets of $17,535,129.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $414. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Thematic Growth ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,541,657	$—	$—	$17,541,657
Repurchase Agreement	—	414	—	414
Total Investments in Securities	$17,541,657	$414	$—	$17,542,071

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2024	Income	Capital Gains
Global X Data Center & Digital Infrastructure ETF
$4,264,049	$341,154	$(2,970,338)	$181,819	$159,039	$1,975,723	$42,760	$—
Global X Disruptive Materials ETF
3,261,090	845,652	(2,295,847)	217,480	(106,868)	1,921,507	35,887	—
Global X E-Commerce ETF
—	1,917,922	—	(575)	—	1,917,347	—	—
Global X FinTech ETF
4,106,456	363,962	(3,281,387)	2,214,675	(1,438,257)	1,965,449	5,250	(167)
Global X Genomics & Biotechnology ETF
3,701,656	312,578	(2,393,675)	1,571,761	(1,280,321)	1,911,999	—	—
Global X Lithium & Battery Tech ETF
3,189,028	1,119,796	(1,762,962)	(154,206)	(400,964)	1,990,692	35,479	—
Global X Renewable Energy Producers ETF
3,671,894	447,258	(2,218,194)	906,930	(879,219)	1,928,669	41,978	—
Global X Solar ETF
3,017,274	918,939	(1,641,923)	(58,552)	(271,051)	1,964,687	5,867	—
Global X Video Games & Esports ETF
3,982,988	327,340	(2,671,074)	232,819	93,511	1,965,584	26,808	—
Totals:
$29,194,435	$6,594,601	$(19,235,400)	$5,112,151	$(4,124,130)	$17,541,657	$194,029	$(167)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 11.6%
Communication Services — 11.6%
Bilibili ADR *	329,340	$4,735,909
DouYu International Holdings ADR * (A)	48,305	910,066
HUYA ADR	116,336	485,121
iDreamSky Technology Holdings * (A)	1,335,000	378,231
NetEase ADR	73,262	5,893,195
XD *	399,500	1,016,112

TOTAL CHINA		13,418,634
FRANCE — 2.3%
Communication Services — 2.3%
Ubisoft Entertainment *	139,306	2,650,672

IRELAND — 3.2%
Information Technology — 3.2%
Keywords Studios	116,270	3,707,120

JAPAN — 29.6%
Communication Services — 29.6%
Capcom	243,722	5,311,149
DeNA	110,187	1,255,831
GungHo Online Entertainment	60,529	1,259,592
Koei Tecmo Holdings (A)	167,261	1,871,283
Konami Group	66,653	6,017,333
MIXI	52,856	1,000,817
Nexon	312,545	6,139,066
Nintendo	121,811	6,610,697
Square Enix Holdings	124,316	4,599,363

TOTAL JAPAN		34,065,131
POLAND — 4.0%
Communication Services — 4.0%
CD Projekt (A)	98,184	4,654,848

SOUTH KOREA — 14.7%
Communication Services — 14.7%
Com2uSCorp	11,848	363,196

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Devsisters *	9,505	$286,747
Gravity ADR *	10,498	662,634
Kakao Games *	55,545	759,671
Krafton *	25,508	6,244,051
NCSoft	26,367	3,702,848
Neowiz	22,537	358,507
Netmarble *	39,157	1,785,127
Nexon Games *	31,181	445,826
Pearl Abyss *	49,929	1,270,791
Wemade *	29,248	729,093
Wemade Max *	45,842	299,585

TOTAL SOUTH KOREA		16,908,076
SWEDEN — 3.6%
Communication Services — 3.6%
Embracer Group, Cl B * (A)	1,124,223	2,652,270
Modern Times Group MTG, Cl B *	136,121	1,025,485
Stillfront Group *	682,735	504,680

TOTAL SWEDEN		4,182,435
TAIWAN — 5.8%
Communication Services — 5.8%
Gamania Digital Entertainment	213,600	528,826
International Games System	230,300	5,608,118
Soft-World International	125,100	512,288

TOTAL TAIWAN		6,649,232
UNITED STATES — 25.1%
Communication Services — 19.6%
Electronic Arts	46,320	7,032,302
Playtika Holding	101,707	769,922
ROBLOX, Cl A *	170,226	7,488,242
Take-Two Interactive Software *	45,433	7,346,971
		22,637,437
Consumer Discretionary — 0.8%
Accel Entertainment, Cl A *	75,903	885,029

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 4.7%
Corsair Gaming *	66,370	$462,599
Turtle Beach *	21,518	336,111
Unity Software *	282,711	4,627,979
		5,426,689
TOTAL UNITED STATES		28,949,155
TOTAL COMMON STOCK (Cost $169,545,061)		115,185,303

	Face Amount
REPURCHASE AGREEMENTS(B) — 5.5%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,494,578 (collateralized by various U.S. Government Obligations, ranging in par value $169 - $1,344,324, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $1,523,567)	$1,493,693	1,493,693
Citigroup Global Markets, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $381,596 (collateralized by various U.S. Government Obligations, ranging in par value $924 - $40,375, 2.000% - 7.000%, 09/01/2036 - 07/20/2074, with a total market value of $388,997)	381,370	381,370
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,494,576 (collateralized by various U.S. Government Obligations, ranging in par value $15,789 - $568,951, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $1,523,567)	1,493,693	1,493,693

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,494,576 (collateralized by various U.S. Government Obligations, ranging in par value $1,624 - $813,062, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $1,523,965)	$1,493,693	$1,493,693
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,494,576 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $154 - $367,804, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $1,523,567)	1,493,693	1,493,693
TOTAL REPURCHASE AGREEMENTS (Cost $6,356,142)		6,356,142
TOTAL INVESTMENTS — 105.4% (Cost $175,901,203)		$121,541,445

Percentages are based on Net Assets of $115,264,709.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $6,106,611.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $6,356,142. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Video Games & Esports ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$115,185,303	$—	$—	$115,185,303
Repurchase Agreements	—	6,356,142	—	6,356,142
Total Investments in Securities	$115,185,303	$6,356,142	$—	$121,541,445

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 3.4%
Information Technology — 3.4%
BlackBerry * (A)	11,377,795	$26,737,818

ISRAEL — 12.2%
Information Technology — 12.2%
Check Point Software Technologies *	296,451	57,066,818
Radware *	1,835,788	40,020,178

TOTAL ISRAEL		97,086,996
JAPAN — 8.6%
Information Technology — 8.6%
Digital Arts	613,710	18,819,513
Hennge * (A)	1,411,382	10,846,719
Trend Micro	648,975	38,914,877

TOTAL JAPAN		68,581,109
SOUTH KOREA — 2.3%
Information Technology — 2.3%
Ahnlab	440,278	17,863,583

UNITED KINGDOM — 4.3%
Information Technology — 4.3%
Darktrace *	4,427,655	34,076,342

UNITED STATES — 69.2%
Information Technology — 69.2%
A10 Networks	2,167,281	29,843,459
Crowdstrike Holdings, Cl A *	145,935	40,464,857
CyberArk Software *	142,320	40,808,837
Fortinet *	679,419	52,118,231
Gen Digital	1,688,256	44,671,254
Okta, Cl A *	463,948	36,526,626
OneSpan *	1,655,644	26,688,981
Palo Alto Networks *	150,068	54,432,665
Qualys *	200,136	25,051,023
Rapid7 *	743,322	28,105,005
SentinelOne, Cl A *	1,545,267	36,406,490

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Telos * (A)	3,207,234	$11,706,404
Tenable Holdings *	734,911	30,337,126
Varonis Systems, Cl B *	751,841	42,554,201
Zscaler *	251,166	50,228,177

TOTAL UNITED STATES		549,943,336
TOTAL COMMON STOCK (Cost $787,381,827)		794,289,184

	Face Amount
U.S. TREASURY OBLIGATION — 2.5%
U.S. Treasury Bills 5.191%, 10/01/2024(B)	$20,000,000	19,919,481
TOTAL U.S. TREASURY OBLIGATION (Cost $19,919,578)		19,919,481

REPURCHASE AGREEMENTS(C) — 0.6%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,045,364 (collateralized by various U.S. Government Obligations, ranging in par value $118 - $940,271, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $1,065,640)	1,044,745	1,044,745
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,045,363 (collateralized by various U.S. Government Obligations, ranging in par value $11,044 - $397,946, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $1,065,640)	1,044,745	1,044,745

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 5.340%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $266,903 (collateralized by various U.S. Government Obligations, ranging in par value $43 - $138,281, 1.500% - 7.500%, 06/01/2030 - 05/01/2058, with a total market value of $272,080)	$266,745	$266,745
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,045,363 (collateralized by various U.S. Government Obligations, ranging in par value $1,136 - $568,686, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $1,065,918)	1,044,745	1,044,745
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,045,363 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $108 - $257,256, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $1,065,640)	1,044,745	1,044,745
TOTAL REPURCHASE AGREEMENTS (Cost $4,445,725)		4,445,725
TOTAL INVESTMENTS — 103.1% (Cost $811,747,130)		$818,654,390

Percentages are based on Net Assets of $794,405,882.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $4,789,133.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $4,445,725. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $614,814.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Cybersecurity ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$794,289,184	$—	$—	$794,289,184
U.S. Treasury Obligation	—	19,919,481	—	19,919,481
Repurchase Agreements	—	4,445,725	—	4,445,725
Total Investments in Securities	$794,289,184	$24,365,206	$—	$818,654,390

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 7.4%
Consumer Staples — 7.4%
Alibaba Health Information Technology *	3,253,000	$1,255,260
JD Health International *	528,900	1,596,789
Ping An Healthcare and Technology *	336,100	436,046

TOTAL CHINA		3,288,095
GERMANY — 0.6%
Health Care — 0.6%
CompuGroup Medical	17,029	293,864

JAPAN — 1.6%
Health Care — 1.6%
JMDC	13,160	397,588
Medley *	12,905	307,547

TOTAL JAPAN		705,135
SOUTH KOREA — 0.3%
Health Care — 0.3%
Genomictree *	10,963	143,782

UNITED STATES — 90.0%
Financials — 3.9%
Oscar Health, Cl A *	95,600	1,749,480

Health Care — 86.1%
Agilent Technologies	12,226	1,747,340
AMN Healthcare Services *	24,299	1,288,576
Definitive Healthcare, Cl A *	73,965	346,896
Dexcom *	12,188	845,116
DocGo *	53,846	203,538
Doximity, Cl A *	70,323	2,586,480
Evolent Health, Cl A *	57,482	1,838,274
Fulgent Genetics *	12,807	288,926
GoodRx Holdings, Cl A *	49,025	387,297
GRAIL *	2,276	32,107
Hims & Hers Health *	90,009	1,325,833
Illumina *	13,686	1,798,340

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Insulet *	10,072	$2,042,299
IQVIA Holdings *	6,971	1,753,555
iRhythm Technologies *	14,444	1,023,791
Labcorp Holdings	8,095	1,860,960
LifeMD *	19,831	103,320
LifeStance Health Group *	55,150	347,996
Masimo *	12,384	1,455,368
Omnicell *	28,741	1,278,400
Pacific Biosciences of California * (A)	165,659	226,953
Phreesia *	33,939	872,572
Privia Health Group *	65,783	1,324,870
QIAGEN	40,491	1,850,844
Quest Diagnostics	12,220	1,918,173
R1 RCM *	97,313	1,373,086
ResMed	9,172	2,247,323
Senseonics Holdings *	296,279	115,282
Talkspace *	77,576	155,152
Tandem Diabetes Care *	41,399	1,800,857
Teladoc Health *	108,083	774,955
Twist Bioscience *	35,692	1,543,322
Veracyte *	47,309	1,492,599
		38,250,400
TOTAL UNITED STATES		39,999,880
TOTAL COMMON STOCK (Cost $95,575,172)		44,430,756

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.250% (Cost $43,513)	43,513	43,513

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.3%
RBC Capital Markets 5.240%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $119,757 (collateralized by U.S. Treasury Obligations, ranging in par value $12,997 - $125,986, 1.625%, 05/15/2031, with a total market value of $122,796) (Cost $119,687)	$119,687	$119,687
TOTAL INVESTMENTS — 100.3% (Cost $95,738,372)		$44,593,956

Percentages are based on Net Assets of $44,447,319.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $149,056.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $163,200. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,430,756	$—	$—	$44,430,756
Short-Term Investment	43,513	—	—	43,513
Repurchase Agreement	—	119,687	—	119,687
Total Investments in Securities	$44,474,269	$119,687	$—	$44,593,956

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 2.1%
Industrials — 0.8%
Ballard Power Systems * (A)	183,061	$336,832

Information Technology — 1.3%
Canadian Solar * (A)	39,616	500,350

TOTAL CANADA		837,182
CHINA — 14.0%
Industrials — 5.7%
China Everbright Environment Group (A)	3,786,300	1,737,725
Dongfang Electric, Cl H	208,600	241,482
Goldwind Science & Technology, Cl H (A)	468,800	271,650
		2,250,857
Information Technology — 8.3%
Daqo New Energy ADR * (A)	45,951	676,858
Flat Glass Group, Cl H (A)	273,200	371,253
JinkoSolar Holding ADR (A)	31,609	604,996
Xinyi Solar Holdings (A)	4,173,200	1,631,745
		3,284,852
TOTAL CHINA		5,535,709
DENMARK — 5.8%
Industrials — 5.8%
Vestas Wind Systems *	99,779	2,293,617

GERMANY — 7.1%
Industrials — 5.9%
Nordex *	144,781	2,309,329

Information Technology — 1.2%
SMA Solar Technology	21,086	489,678

TOTAL GERMANY		2,799,007

Schedule of Investments	August 31, 2024 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.6%
Industrials — 0.6%
Alfen NorthV. * (A)	13,281	$219,557

NORWAY — 1.4%
Industrials — 1.4%
Cavendish Hydrogen * (A)	20,425	21,211
NEL * (A)	1,021,386	516,855

TOTAL NORWAY		538,066
SOUTH KOREA — 10.8%
Industrials — 4.6%
CS Wind	25,901	1,248,661
Doosan Fuel Cell *	40,222	563,051
		1,811,712
Information Technology — 6.2%
Samsung SDI	9,274	2,457,608

TOTAL SOUTH KOREA		4,269,320
SWITZERLAND — 4.1%
Information Technology — 4.1%
Landis+Gyr Group	17,724	1,595,985
Meyer Burger Technology * (A)	18,455	40,240

TOTAL SWITZERLAND		1,636,225
TAIWAN — 4.4%
Information Technology — 4.4%
Simplo Technology	117,864	1,366,913
United Renewable Energy *	997,700	374,254

TOTAL TAIWAN		1,741,167
UNITED KINGDOM — 6.8%
Industrials — 1.4%
Ceres Power Holdings *	117,933	288,753
ITM Power * (A)	376,904	247,277
		536,030

Schedule of Investments	August 31, 2024 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.4%
Johnson Matthey	100,159	$2,152,216

TOTAL UNITED KINGDOM		2,688,246
UNITED STATES — 42.6%
Consumer Discretionary — 4.0%
QuantumScape, Cl A * (A)	271,930	1,579,913

Industrials — 19.8%
Ameresco, Cl A *	21,011	639,785
Array Technologies *	92,710	622,084
Bloom Energy, Cl A * (A)	138,678	1,651,655
Fluence Energy, Cl A * (A)	77,913	1,431,262
FuelCell Energy * (A)	276,198	111,805
NEXTracker, Cl A *	48,432	1,969,730
Plug Power * (A)	419,333	788,346
Shoals Technologies Group, Cl A *	103,759	559,261
Stem *	96,684	56,376
		7,830,304
Information Technology — 18.8%
Enphase Energy *	22,141	2,679,947
First Solar *	17,966	4,084,929
SolarEdge Technologies *	28,550	694,622
		7,459,498
TOTAL UNITED STATES		16,869,715
TOTAL COMMON STOCK (Cost $109,550,742)		39,427,811

	Face Amount
REPURCHASE AGREEMENTS(B) — 15.2%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,414,266 (collateralized by various U.S. Government Obligations, ranging in par value $160 - $1,272,086, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $1,441,698)	$1,413,429	1,413,429

Schedule of Investments	August 31, 2024 (Unaudited)
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,414,264 (collateralized by various U.S. Government Obligations, ranging in par value $14,941 - $538,378, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $1,441,698)	$1,413,429	$1,413,429
HSBC Securities USA, Inc. 5.340%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $361,089 (collateralized by various U.S. Government Obligations, ranging in par value $58 - $187,078, 1.500% - 7.500%, 06/01/2030 - 05/01/2058, with a total market value of $368,093)	360,875	360,875
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,414,264 (collateralized by various U.S. Government Obligations, ranging in par value $1,537 - $769,372, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $1,442,074)	1,413,429	1,413,429
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $1,414,264 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $146 - $348,040, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $1,441,698)	1,413,429	1,413,429
TOTAL REPURCHASE AGREEMENTS (Cost $6,014,591)		6,014,591
TOTAL INVESTMENTS — 114.9% (Cost $115,565,333)		$45,442,402

Percentages are based on Net Assets of $39,554,773.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X CleanTech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $6,936,797.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $6,014,591. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $1,224,698.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,427,811	$—	$—	$39,427,811
Repurchase Agreements	—	6,014,591	—	6,014,591
Total Investments in Securities	$39,427,811	$6,014,591	$—	$45,442,402

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 4.2%
Information Technology — 4.2%
NEXTDC *	339,105	$3,899,901

CHINA — 13.1%
Communication Services — 4.2%
China Tower, Cl H	31,592,300	3,888,083

Information Technology — 8.9%
GDS Holdings ADR *	360,283	6,135,620
Vnet Group ADR *	778,835	2,165,161
		8,300,781
TOTAL CHINA		12,188,864
INDONESIA — 5.4%
Communication Services — 5.4%
Dayamitra Telekomunikasi	41,034,400	1,765,634
Sarana Menara Nusantara	61,375,161	3,315,966

TOTAL INDONESIA		5,081,600
NIGERIA — 1.7%
Communication Services — 1.7%
IHS Holding *	481,782	1,585,063

SINGAPORE — 5.0%
Real Estate — 5.0%
Keppel ‡	2,868,956	4,688,232

SOUTH KOREA — 0.5%
Communication Services — 0.5%
KINX	9,104	478,423

TAIWAN — 3.5%
Information Technology — 3.5%
Winbond Electronics	2,369,719	1,781,549
Wiwynn	25,000	1,484,839

TOTAL TAIWAN		3,266,388

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 66.4%
Industrials — 1.9%
Vertiv Holdings, Cl A	20,971	$1,741,222

Information Technology — 10.2%
Advanced Micro Devices *	10,249	1,522,592
Applied Digital *	333,971	1,218,994
Intel	53,549	1,180,220
Microchip Technology	20,015	1,644,432
Micron Technology	14,097	1,356,695
NVIDIA	14,359	1,714,034
Super Micro Computer *	2,055	899,474
		9,536,441
Real Estate — 54.3%
American Tower ‡	53,227	11,926,042
Crown Castle ‡	80,847	9,056,481
Digital Realty Trust ‡	69,692	10,566,004
Equinix ‡	13,814	11,525,849
SBA Communications, Cl A ‡	19,825	4,493,534
Uniti Group ‡	724,928	3,160,686
		50,728,596
TOTAL UNITED STATES		62,006,259
TOTAL COMMON STOCK (Cost $88,668,180)		93,194,730

	Face Amount
U.S. TREASURY OBLIGATION — 5.3%
U.S. Treasury Bill 5.191%, 10/01/2024(A)	$5,000,000	4,979,870
TOTAL U.S. TREASURY OBLIGATION (Cost $4,979,895)		4,979,870
TOTAL INVESTMENTS — 105.1% (Cost $93,648,075)		$98,174,600

Percentages are based on Net Assets of $93,386,365.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$93,194,730	$—	$—	$93,194,730
U.S. Treasury Obligation	—	4,979,870	—	4,979,870
Total Investments in Securities	$93,194,730	$4,979,870	$—	$98,174,600

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 3.6%
Utilities — 3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	19,594	$327,749
Cia de Saneamento de Minas Gerais Copasa MG	10,885	45,590

TOTAL BRAZIL		373,339
CHINA — 3.5%
Industrials — 0.5%
Beijing Originwater Technology, Cl A	111,300	54,810

Utilities — 3.0%
Beijing Capital Eco-Environment Protection Group, Cl A	221,600	86,926
Beijing Enterprises Water Group	223,740	65,397
Chengdu Xingrong Environment, Cl A	71,200	67,312
Guangdong Investment	163,100	92,419
		312,054
TOTAL CHINA		366,864
JAPAN — 3.1%
Industrials — 3.1%
Kurita Water Industries	5,699	228,304
Nomura Micro Science	1,336	25,811
Organo	1,436	65,486

TOTAL JAPAN		319,601
MALAYSIA — 0.3%
Utilities — 0.3%
Ranhill Utilities *	119,084	35,815

SAUDI ARABIA — 0.4%
Utilities — 0.4%
AlKhorayef Water & Power Technologies *	819	39,896

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.9%
Materials — 0.9%
Keppel Infrastructure Trust	269,318	$95,045

SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Coway	3,102	156,046

UNITED KINGDOM — 8.6%
Utilities — 8.6%
Severn Trent	13,675	462,070
United Utilities Group	33,204	444,893

TOTAL UNITED KINGDOM		906,963
UNITED STATES — 77.9%
Industrials — 46.8%
A O Smith	5,295	443,297
Advanced Drainage Systems	2,632	412,592
Core & Main, Cl A *	9,692	465,507
Energy Recovery *	3,144	51,059
Ferguson Enterprises	3,845	790,955
Franklin Electric	2,275	236,282
Mueller Water Products, Cl A	8,816	189,280
Pentair PLC	8,558	759,009
Reliance Worldwide	38,655	140,579
Watts Water Technologies, Cl A	1,552	305,278
Xylem	6,146	845,259
Zurn Elkay Water Solutions	8,226	266,769
		4,905,866
Information Technology — 3.3%
Badger Meter	1,680	347,659

Materials — 9.1%
Ecolab	3,769	954,235

Utilities — 18.7%
American States Water	2,108	171,633
American Water Works	6,252	894,786

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Artesian Resources, Cl A	786	$28,383
California Water Service Group	3,293	182,202
Consolidated Water	947	26,289
Essential Utilities	12,081	471,038
Middlesex Water	995	62,695
SJW Group	1,670	98,513
York Water	813	31,691
		1,967,230
TOTAL UNITED STATES		8,174,990
TOTAL COMMON STOCK (Cost $9,014,875)		10,468,559
TOTAL INVESTMENTS — 99.8% (Cost $9,014,875)		$10,468,559

Percentages are based on Net Assets of $10,489,069.

*	Non-income producing security.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,428,663	$39,896	$—	$10,468,559
Total Investments in Securities	$10,428,663	$39,896	$—	$10,468,559

Amounts designated as “ —” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA — 1.2%
Materials — 1.2%
Bioceres Crop Solutions *	5,112	$54,392

AUSTRALIA — 3.1%
Materials — 3.1%
Nufarm	52,536	141,513

CANADA — 13.5%
Consumer Staples — 2.6%
Maple Leaf Foods	835	13,680
SunOpta *	17,751	102,068
		115,748
Materials — 10.9%
Nutrien	10,299	498,678

TOTAL CANADA		614,426
CHINA — 9.3%
Consumer Staples — 9.3%
Cheng De Lolo, Cl A	87,580	89,842
Hebei Yangyuan Zhihui Beverage, Cl A	57,500	150,504
Yuan Longping High-tech Agriculture, Cl A	131,300	175,079
Zhe Jiang Li Zi Yuan Food, Cl A	8,400	10,430

TOTAL CHINA		425,855
GERMANY — 2.9%
Health Care — 2.9%
Bayer	4,315	133,091

JAPAN — 12.0%
Industrials — 12.0%
Kubota	39,125	546,818

PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	72,905	12,270

Schedule of Investments	August 31, 2024 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 0.1%
Consumer Staples — 0.1%
NR Instant Produce NVDR *	106,500	$5,349

UNITED KINGDOM — 5.5%
Consumer Staples — 5.5%
Barr	1,985	17,374
Unilever	3,604	232,376

TOTAL UNITED KINGDOM		249,750
UNITED STATES — 51.8%
Consumer Discretionary — 0.4%
GrowGeneration *	9,162	17,866

Consumer Staples — 9.5%
Archer-Daniels-Midland	2,136	130,275
Beyond Meat *	11,062	67,257
Hain Celestial Group *	1,971	15,768
Kellanova	1,274	102,697
Oatly Group ADR *	86,007	75,041
Sprouts Farmers Market *	420	43,701
		434,739
Industrials — 22.1%
AGCO	2,020	183,901
CNH Industrial	19,407	200,668
Deere	1,498	577,839
Titan Machinery *	3,092	46,720
		1,009,128
Information Technology — 1.3%
Trimble *	1,077	61,055

Materials — 18.5%
Corteva	10,538	603,827
FMC	3,473	224,286

Schedule of Investments	August 31, 2024 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	214	$15,190
		843,303
TOTAL UNITED STATES		2,366,091
TOTAL COMMON STOCK (Cost $5,064,716)		4,549,555

	Face Amount
U.S. TREASURY OBLIGATION — 4.3%
U.S. Treasury Bills 5.191%, 10/01/2024(A)	$200,000	199,195
TOTAL U.S. TREASURY OBLIGATION (Cost $199,196)		199,195
TOTAL INVESTMENTS — 104.0% (Cost $5,263,912)		$4,748,750

Percentages are based on Net Assets of $4,564,095.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,549,555	$—	$—	$4,549,555
U.S. Treasury Obligation	—	199,195	—	199,195
Total Investments in Securities	$4,549,555	$199,195	$—	$4,748,750

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 9.0%
Information Technology — 9.0%
Iris Energy *	1,557,097	$12,316,637

CANADA — 11.8%
Information Technology — 11.8%
Bitfarms * (A)	2,766,164	5,972,575
DMG Blockchain Solutions *	1,894,923	674,875
Hive Digital Technologies *	1,457,469	4,585,174
Hut 8 *	491,747	4,984,058

TOTAL CANADA		16,216,682
CHINA — 5.0%
Financials — 1.0%
OSL Group * (A)	1,879,900	1,349,602

Information Technology — 4.0%
Canaan ADR *	5,999,926	5,533,132

TOTAL CHINA		6,882,734
GERMANY — 4.7%
Financials — 2.4%
Bitcoin Group	57,180	3,291,227

Information Technology — 2.3%
Northern Data * (A)	103,180	3,112,234

TOTAL GERMANY		6,403,461
HONG KONG — 0.5%
Information Technology — 0.5%
Sinohope Technology Holdings *	3,154,821	740,132

THAILAND — 2.4%
Communication Services — 2.4%
Jasmine Technology Solution NVDR *	1,548,800	3,237,631

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.7%
Information Technology — 0.7%
Argo Blockchain * (A)	7,721,027	$994,442

UNITED STATES — 65.8%
Financials — 20.3%
Bakkt Holdings, Cl A * (A)	144,593	2,047,437
Block, Cl A *	51,003	3,370,278
Coinbase Global, Cl A *	62,081	11,383,172
Galaxy Digital Holdings * (A)	641,260	7,032,330
Robinhood Markets, Cl A *	195,514	3,933,742
		27,766,959
Information Technology — 45.5%
Applied Digital * (A)	1,683,713	6,145,552
Bit Digital * (A)	2,053,462	6,612,148
Cipher Mining *	1,284,138	4,507,324
Cleanspark *	786,863	8,411,565
Marathon Digital Holdings *	810,210	13,530,507
NVIDIA	43,367	5,176,719
Riot Platforms * (A)	667,279	5,024,611
Terawulf *	2,981,502	12,999,349
		62,407,775
TOTAL UNITED STATES		90,174,734
TOTAL COMMON STOCK (Cost $109,293,979)		136,966,453

	Face Amount
REPURCHASE AGREEMENTS(B) — 6.3%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,015,105 (collateralized by various U.S. Government Obligations, ranging in par value $228 - $1,812,521, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $2,054,190)	$2,013,912	2,013,912

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,015,102 (collateralized by various U.S. Government Obligations, ranging in par value $21,288 - $767,103, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $2,054,190)	$2,013,912	$2,013,912
HSBC Securities USA, Inc. 5.340%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $514,499 (collateralized by various U.S. Government Obligations, ranging in par value $82 - $266,558, 1.500% - 7.500%, 06/01/2030 - 05/01/2058, with a total market value of $524,478)	514,194	514,194
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,015,102 (collateralized by various U.S. Government Obligations, ranging in par value $2,190 - $1,096,233, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $2,054,727)	2,013,912	2,013,912
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,015,102 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $208 - $495,902, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $2,054,190)	2,013,912	2,013,912
TOTAL REPURCHASE AGREEMENTS (Cost $8,569,842)		8,569,842
TOTAL INVESTMENTS — 106.2% (Cost $117,863,821)		$145,536,295

Percentages are based on Net Assets of $137,004,467.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Blockchain ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $8,457,360.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $8,569,842. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $422,586.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$136,966,453	$—	$—	$136,966,453
Repurchase Agreements	—	8,569,842	—	8,569,842
Total Investments in Securities	$136,966,453	$8,569,842	$—	$145,536,295

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 7.7%
Industrials — 7.7%
Ballard Power Systems *	1,379,231	$2,537,785
NFI Group *	28,324	405,814

TOTAL CANADA		2,943,599
CHINA — 3.2%
Industrials — 3.2%
Beijing Sinohytec, Cl H *	401,590	1,235,598

DENMARK — 2.9%
Industrials — 2.9%
Green Hydrogen Systems, Cl A * (A)	1,276,280	1,109,875

FRANCE — 1.6%
Consumer Discretionary — 0.4%
Opmobility	15,685	151,134

Industrials — 1.2%
McPhy Energy * (A)	185,856	442,309

TOTAL FRANCE		593,443
GERMANY — 4.7%
Industrials — 4.7%
SFC Energy *	78,600	1,805,307

JAPAN — 2.1%
Consumer Discretionary — 2.1%
Toyota Motor	42,549	806,387

NORWAY — 16.4%
Industrials — 16.4%
Cavendish Hydrogen * (A)	202,928	210,741
Hexagon Purus *	969,940	923,037
NEL *	10,146,413	5,134,417

TOTAL NORWAY		6,268,195

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 10.4%
Consumer Discretionary — 4.9%
Iljin Hysolus ltd *	120,464	$1,866,680

Industrials — 5.5%
Doosan	1,937	216,777
Doosan Fuel Cell *	134,284	1,879,785
		2,096,562
TOTAL SOUTH KOREA		3,963,242
SWEDEN — 3.4%
Industrials — 3.4%
PowerCell Sweden * (A)	554,917	1,290,738

UNITED KINGDOM — 15.9%
Industrials — 13.6%
AFC Energy * (A)	6,729,202	1,146,164
Ceres Power Holdings *	863,362	2,113,897
ITM Power * (A)	2,962,285	1,943,478
		5,203,539
Materials — 2.3%
Johnson Matthey	40,194	863,688

TOTAL UNITED KINGDOM		6,067,227
UNITED STATES — 31.6%
Industrials — 29.0%
Bloom Energy, Cl A * (A)	458,009	5,454,887
Cummins	3,292	1,029,902
FuelCell Energy *	2,636,343	1,067,192
Hyster-Yale	2,090	131,586
Hyzon Motors *	1,911,571	120,429
Plug Power * (A)	1,737,458	3,266,421
		11,070,417

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.6%
Air Products & Chemicals .	3,601	$1,004,139

TOTAL UNITED STATES		12,074,556
TOTAL COMMON STOCK (Cost $75,160,904)		38,158,167

	Face Amount
U.S. TREASURY OBLIGATION — 4.6%
U.S. Treasury Bills
5.191%, 10/01/2024(B)	$1,750,000	1,742,955
TOTAL U.S. TREASURY OBLIGATION (Cost $1,742,963)		1,742,955

REPURCHASE AGREEMENTS(C) — 27.0%
Bank of America Securities, Inc. 5.330%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,424,914 (collateralized by various U.S. Government Obligations, ranging in par value $274 - $2,181,131, 1.500% - 7.500%, 04/01/2028 - 05/20/2064, with a total market value of $2,471,949)	2,423,479	2,423,479
Deutsche Bank Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,424,912 (collateralized by various U.S. Government Obligations, ranging in par value $25,618 - $923,108, 2.000% - 6.500%, 10/01/2035 - 09/01/2054, with a total market value of $2,471,949)	2,423,479	2,423,479
HSBC Securities USA, Inc. 5.340%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $619,129 (collateralized by various U.S. Government Obligations, ranging in par value $99 - $320,766, 1.500% - 7.500%, 06/01/2030 - 05/01/2058, with a total market value of $631,137)	618,762	618,762

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Nomura Securities International, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,424,912 (collateralized by various U.S. Government Obligations, ranging in par value $2,635 - $1,319,172, 2.000% - 7.618%, 02/01/2032 - 09/01/2054, with a total market value of $2,472,594)	$2,423,479	$2,423,479
RBC Dominion Securities, Inc. 5.320%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $2,424,912 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $250 - $596,753, 2.000% - 6.500%, 12/01/2026 - 02/01/2054, with a total market value of $2,471,949)	2,423,479	2,423,479
TOTAL REPURCHASE AGREEMENTS (Cost $10,312,678)		10,312,678
TOTAL INVESTMENTS — 131.5% (Cost $87,216,545)		$50,213,800

Percentages are based on Net Assets of $38,189,853.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $9,182,418.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $10,312,678. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Hydrogen ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$38,158,167	$—	$—	$38,158,167
U.S. Treasury Obligation	—	1,742,955	—	1,742,955
Repurchase Agreements	—	10,312,678	—	10,312,678
Total Investments in Securities	$38,158,167	$12,055,633	$—	$50,213,800

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.7%
Information Technology — 0.7%
Canadian Solar *	4,123	$52,073

CHINA — 50.8%
Industrials — 20.2%
Ginlong Technologies, Cl A	21,350	179,549
GoodWe Technologies, Cl A	2,288	15,481
Ningbo Deye Technology, Cl A	38,820	496,712
Sineng Electric, Cl A	19,161	97,873
Sungrow Power Supply, Cl A	63,240	687,100
		1,476,715
Information Technology — 27.9%
Changzhou Almaden Stock, Cl A	10,300	21,742
EGing Photovoltaic Technology, Cl A *	74,800	24,275
Flat Glass Group, Cl H (A)	40,800	55,443
GCL System Integration Technology, Cl A *	322,300	84,134
Hainan Drinda New Energy Technology, Cl A	11,000	60,254
Hangzhou First Applied Material, Cl A	83,344	180,988
JA Solar Technology, Cl A	124,204	173,328
Jolywood Suzhou Sunwatt, Cl A	73,400	56,963
LONGi Green Energy Technology, Cl A	246,160	479,677
Risen Energy, Cl A	85,600	117,403
Shanghai Aiko Solar Energy, Cl A *	99,840	114,393
Shenzhen SC New Energy Technology, Cl A	25,000	163,010
Shenzhen Topraysolar, Cl A	77,000	31,400
TCL Zhonghuan Renewable Energy Technology, Cl A	231,200	268,488
Xinyi Solar Holdings	407,800	159,452
Zhejiang Akcome New Energy Technology, Cl A *(B)	280,500	—
Zhejiang Sunoren Solar Technology, Cl A	39,300	41,868
		2,032,818
Materials — 0.7%
Henan Yicheng New Energy, Cl A *	132,600	50,892

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.0%
CECEP Solar Energy, Cl A	149,600	$88,869
Jinko Power Technology, Cl A	167,100	57,767
		146,636
TOTAL CHINA		3,707,061
GERMANY — 3.3%
Information Technology — 0.8%
SMA Solar Technology	2,384	55,363

Utilities — 2.5%
Encavis *	9,738	186,478

TOTAL GERMANY		241,841
JAPAN — 0.7%
Industrials — 0.5%
West Holdings	1,799	33,496

Information Technology — 0.2%
Abalance	1,706	14,833

TOTAL JAPAN		48,329
SOUTH KOREA — 2.3%
Information Technology — 0.3%
HD Hyundai Energy Solutions *	1,198	24,214

Materials — 2.0%
Hanwha Solutions	7,452	143,924

TOTAL SOUTH KOREA		168,138
SPAIN — 2.5%
Utilities — 2.5%
Atlantica Sustainable Infrastructure	5,358	116,858
Solaria Energia y Medio Ambiente *	5,168	64,355

TOTAL SPAIN		181,213

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 0.1%
Information Technology — 0.1%
Meyer Burger Technology * (A)	2,839	$6,190

TAIWAN — 1.3%
Information Technology — 1.3%
Motech Industries	27,090	22,695
TSEC	41,277	31,548
United Renewable Energy *	110,218	41,345

TOTAL TAIWAN		95,588
TURKEY — 0.5%
Utilities — 0.5%
Esenboga Elektrik Uretim *	36,902	21,068
Margun Enerji Uretim Sanayi VE Ticaret *	29,304	19,491

TOTAL TURKEY		40,559
UNITED STATES — 37.6%
Industrials — 14.2%
Array Technologies *	15,471	103,810
NEXTracker, Cl A *	11,208	455,829
Shoals Technologies Group, Cl A *	19,463	104,906
Sunrun *	18,150	372,438
		1,036,983
Information Technology — 21.2%
Enphase Energy *	5,545	671,167
First Solar *	3,208	729,403
SolarEdge Technologies *	5,988	145,688
		1,546,258
Utilities — 2.2%
Altus Power, Cl A *	8,883	27,715
Sunnova Energy International *	11,616	129,054
		156,769
TOTAL UNITED STATES		2,740,010
TOTAL COMMON STOCK (Cost $9,788,875)		7,281,002

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Solar ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 5.5%
U.S. Treasury Bills 5.191%, 10/01/2024(C)	$400,000	$398,390
TOTAL U.S. TREASURY OBLIGATION (Cost $398,392)		398,390

REPURCHASE AGREEMENT(D) — 0.5%
Mizuho Securities USA 5.310%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $38,351 (collateralized by various U.S. Treasury Obligations, ranging in par value $3 - $5,083, 0.000% - 6.000%, 12/31/2024 - 05/15/2054, with a total market value of $39,095) (Cost $38,328)	$38,328	38,328
TOTAL INVESTMENTS — 105.8% (Cost $10,225,595)		$7,717,720

Percentages are based on Net Assets of $7,294,922.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $38,815.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $38,328. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $2,617.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$7,240,443	$40,559	$—	^	$7,281,002
U.S. Treasury Obligation	—	398,390	—		398,390
Repurchase Agreement	—	38,328	—		38,328
Total Investments in Securities	$7,240,443	$477,277	$—		$7,717,720

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Solar ETF

the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 18.0%
Utilities — 18.0%
Boralex, Cl A	4,473	$107,100
Innergex Renewable Energy	9,744	65,792
Northland Power	14,363	219,854

TOTAL CANADA		392,746
CHINA — 30.5%
Industrials — 17.7%
Dajin Heavy Industry, Cl A	23,550	67,689
Jiangsu Haili Wind Power Equipment
Technology, Cl A *	4,100	23,644
Jinlei Technology, Cl A	19,350	44,832
Ming Yang Smart Energy Group, Cl A	72,100	92,885
Qingdao Tianneng Heavy Industries, Cl A	47,300	27,765
Shanghai Taisheng Wind Power Equipment, Cl A	38,100	36,235
Titan Wind Energy Suzhou, Cl A	55,200	55,846
Windey Energy Technology Group, Cl A	26,500	36,794
		385,690
Utilities — 12.8%
CECEP Wind-Power, Cl A	236,360	93,383
China Datang Renewable Power, Cl H (A)	143,300	36,191
China Longyuan Power Group, Cl H	171,500	134,115
Jiangsu New Energy Development, Cl A	12,600	16,179
		279,868
TOTAL CHINA		665,558
DENMARK — 26.7%
Industrials — 14.5%
Cadeler *	12,769	84,747
Vestas Wind Systems *	10,093	232,008
		316,755
Utilities — 12.2%
Orsted *	4,611	267,274

TOTAL DENMARK		584,029

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 4.9%
Industrials — 4.9%
Nordex *	6,760	$107,825

GREECE — 3.6%
Utilities — 3.6%
Terna Energy	3,704	78,351

INDIA — 2.7%
Utilities — 2.7%
ReNew Energy Global, Cl A *	10,460	58,785

SOUTH KOREA — 3.9%
Industrials — 3.9%
CS Bearing *	1,161	5,024
CS Wind	1,689	81,425

TOTAL SOUTH KOREA		86,449
SPAIN — 3.6%
Utilities — 3.6%
ACCIONA Energias Renovables	3,365	77,921

SWEDEN — 1.4%
Industrials — 1.4%
OX2, Cl B *	5,129	29,925

TAIWAN — 3.6%
Materials — 3.6%
Century Iron & Steel Industrial	10,565	78,437

TURKEY — 0.7%
Industrials — 0.3%
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret *	3,460	5,393

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
Galata Wind Enerji	10,909	$9,523

TOTAL TURKEY		14,916
TOTAL COMMON STOCK (Cost $3,378,511)		2,174,942

	Face Amount
REPURCHASE AGREEMENT(B) — 0.6%
Mizuho Securities USA 5.310%, dated 08/30/2024, to be repurchased on 09/03/2024, repurchase price $12,956 (collateralized by various U.S. Treasury Obligations, ranging in par value $1 - $1,717, 0.000% - 6.000%, 12/31/2024 - 05/15/2054, with a total market value of $13,207) (Cost $12,948)	$12,948	12,948
TOTAL INVESTMENTS — 100.2% (Cost $3,391,459)		$2,187,890

Percentages are based on Net Assets of $2,182,664.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2024. The total market value of securities on loan at August 31, 2024 was $10,853.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $12,948. The total value of non-cash collateral held from securities on loan as of August 31, 2024 was $–.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Wind Energy ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,160,026	$14,916	$—	$2,174,942
Repurchase Agreement	—	12,948	—	12,948
Total Investments in Securities	$2,160,026	$27,864	$—	$2,187,890

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 6.5%
Communication Services — 5.2%
Domain Holdings Australia	10,269	$19,718
REA Group	968	143,836
		163,554
Real Estate — 1.3%
PEXA Group *	4,706	42,691

TOTAL AUSTRALIA		206,245
CHINA — 8.0%
Information Technology — 0.3%
Ming Yuan Cloud Group Holdings	33,490	8,243

Real Estate — 7.7%
KE Holdings ADR	16,392	243,257

TOTAL CHINA		251,500
GERMANY — 10.8%
Communication Services — 4.6%
Scout24	1,886	144,255

Financials — 1.6%
Hypoport *	167	49,319

Information Technology — 4.6%
Nemetschek	1,404	146,473

TOTAL GERMANY		340,047
JAPAN — 0.6%
Communication Services — 0.2%
GA Technologies *	762	6,154

Real Estate — 0.4%
SRE Holdings *	405	13,310

TOTAL JAPAN		19,464

Schedule of Investments	August 31, 2024 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 3.8%
Communication Services — 3.8%
Hemnet Group	3,243	$119,070

SWITZERLAND — 2.4%
Real Estate — 2.4%
International Workplace Group	31,354	74,214

UNITED KINGDOM — 4.6%
Communication Services — 4.6%
Rightmove	19,997	146,018

UNITED STATES — 63.0%
Communication Services — 0.2%
Angi, Cl A *	2,782	7,511

Consumer Discretionary — 11.8%
ADT	17,306	126,161
Airbnb, Cl A *	2,097	245,999
		372,160
Financials — 4.5%
Hippo Holdings *	542	10,759
Rocket, Cl A *	4,983	97,916
UWM Holdings	3,564	33,501
		142,176
Industrials — 3.8%
Resideo Technologies *	5,954	120,033

Information Technology — 25.0%
Alarm.com Holdings *	1,968	117,175
Appfolio, Cl A *	624	144,762
Arlo Technologies *	3,808	44,706
Blend Labs, Cl A *	7,584	27,833
Guidewire Software *	1,650	245,470
Matterport *	11,270	51,053
Porch Group *	3,046	4,386
Procore Technologies *	2,384	141,300

Schedule of Investments	August 31, 2024 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SmartRent, Cl A *	7,150	$12,155
		788,840
Real Estate — 17.7%
CoStar Group *	3,294	254,626
Opendoor Technologies *	23,215	49,912
Zillow Group, Cl C *	4,551	251,671
		556,209
TOTAL UNITED STATES		1,986,929
TOTAL COMMON STOCK (Cost $2,607,696)		3,143,487
TOTAL INVESTMENTS — 99.7% (Cost $2,607,696)		$3,143,487

Percentages are based on Net Assets of $3,151,517.

*	Non-income producing security.

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 0.2%
Industrials — 0.2%
DroneShield *	1,014,318	$911,884

FRANCE — 5.1%
Industrials — 5.1%
Dassault Aviation	32,714	7,053,958
Thales	118,754	19,980,306

TOTAL FRANCE		27,034,264
GERMANY — 5.2%
Industrials — 5.2%
Hensoldt	122,149	4,580,824
Rheinmetall	38,689	23,211,173

TOTAL GERMANY		27,791,997
ISRAEL — 1.9%
Industrials — 1.9%
Elbit Systems	48,245	9,933,616

ITALY — 3.7%
Industrials — 3.7%
Leonardo	771,564	19,608,941

SOUTH KOREA — 4.3%
Industrials — 4.3%
Hanwha Aerospace (A)	56,104	12,179,631
Hanwha Systems	125,866	1,755,349
Korea Aerospace Industries	135,450	5,505,809
LIG Nex1	23,011	3,359,019

TOTAL SOUTH KOREA		22,799,808
SWEDEN — 3.0%
Industrials — 3.0%
Saab, Cl B	669,975	15,855,132

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.7%
Industrials — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret	2,248,810	$3,854,895

UNITED KINGDOM — 10.3%
Industrials — 10.3%
Babcock International Group	918,434	6,324,954
BAE Systems	2,219,057	39,750,486
Chemring Group	514,195	2,750,429
QinetiQ Group	975,635	6,175,213

TOTAL UNITED KINGDOM		55,001,082
UNITED STATES — 65.2%
Industrials — 58.4%
AeroVironment *	53,988	11,000,595
BWX Technologies	175,827	18,110,181
General Dynamics	128,315	38,412,378
Huntington Ingalls Industries	75,804	21,435,097
Kratos Defense & Security Solutions *	282,258	6,474,999
L3Harris Technologies	96,593	22,860,665
Leidos Holdings	145,332	23,036,575
Lockheed Martin	82,390	46,805,759
Mercury Systems *	107,766	4,084,331
Moog, Cl A	54,352	10,729,085
National Presto Industries	10,107	791,277
Northrop Grumman	81,550	42,667,776
Parsons *	203,659	19,441,288
RTX	368,216	45,415,762
Terran Orbital *	284,689	69,749
		311,335,517
Information Technology — 6.8%
BigBear.ai Holdings *	184,187	292,857
OSI Systems *	30,355	4,549,304

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palantir Technologies, Cl A *	991,466	$31,211,350
		36,053,511
TOTAL UNITED STATES		347,389,028
TOTAL COMMON STOCK (Cost $482,475,647)		530,180,647
TOTAL INVESTMENTS — 99.6% (Cost $482,475,647)		$530,180,647

Percentages are based on Net Assets of $532,571,434.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$504,212,505	$13,788,511	$12,179,631	$530,180,647
Total Investments in Securities	$504,212,505	$13,788,511	$12,179,631	$530,180,647

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in Common Stock
Beginning Balance as of November 30, 2023	$-
Transfers out of Level 3	-
Transfers into Level 3	12,179,631
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of August 31, 2024	$12,179,631

For the period ended August 31, 2024, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Defense Tech ETF

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.9%
Industrials — 0.9%
Aurizon Holdings	10,210	$23,415

AUSTRIA — 0.6%
Materials — 0.6%
voestalpine	560	13,687

BRAZIL — 1.3%
Materials — 1.3%
Cia Siderurgica Nacional	3,500	7,330
Gerdau ADR	7,540	24,580

TOTAL BRAZIL		31,910
CANADA — 7.6%
Industrials — 7.6%
AtkinsRealis Group, Cl Common Subs. Receipt	1,080	42,294
Canadian National Railway	590	69,513
Canadian Pacific Kansas City	920	76,365

TOTAL CANADA		188,172
CHINA — 2.9%
Communication Services — 1.3%
China Tower, Cl H	262,000	32,244

Industrials — 0.8%
China Communications Services, Cl H	14,000	7,161
China Railway Group, Cl H	20,000	9,282
Zoomlion Heavy Industry Science and Technology, Cl H	8,000	4,174
		20,617
Materials — 0.8%
Anhui Conch Cement, Cl H	6,000	12,984
China National Building Material, Cl H	22,000	6,346
		19,330
TOTAL CHINA		72,191

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 1.1%
Industrials — 1.1%
NKT *	290	$27,629

FINLAND — 0.3%
Materials — 0.3%
Outokumpu	1,760	6,555

FRANCE — 7.5%
Industrials — 7.5%
Bouygues	970	34,799
Eiffage	530	55,615
Nexans	178	22,993
Vinci	603	72,186

TOTAL FRANCE		185,593
GERMANY — 3.0%
Materials — 3.0%
Heidelberg Materials	708	74,968

INDIA — 21.9%
Communication Services — 1.0%
Indus Towers *	4,580	25,037

Industrials — 7.9%
Action Construction Equipment	180	2,770
IRB Infrastructure Developers	7,590	5,733
IRCON International	1,600	4,981
Kalpataru Projects International	520	8,355
KEC International	640	7,229
KEI Industries	300	16,489
Larsen & Toubro	1,820	80,391
NBCC India	3,670	8,155
NCC	2,010	7,646
Polycab India	315	25,589
Rail Vikas Nigam	2,900	21,002
RITES	350	2,710

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sterling and Wilson Renewable *	550	$4,415
		195,465
Materials — 13.0%
Ambuja Cements	3,480	25,603
Dalmia Bharat	400	9,019
Jindal Stainless	1,540	14,568
Jindal Steel & Power	1,920	22,215
JK Cement	190	10,090
JSW Steel	4,790	53,747
Ramco Cements	690	6,839
Shree Cement	55	16,710
Steel Authority of India	7,740	12,337
Tata Steel	37,620	68,520
UltraTech Cement	627	84,490
		324,138
TOTAL INDIA		544,640
INDONESIA — 0.2%
Materials — 0.2%
Semen Indonesia Persero	21,000	5,449

ISRAEL — 0.2%
Industrials — 0.2%
Shapir Engineering and Industry *	840	4,905

ITALY — 6.1%
Communication Services — 0.9%
Infrastrutture Wireless Italiane	1,880	22,516

Energy — 0.5%
Saipem *	5,680	12,763

Industrials — 4.0%
Maire	820	7,125
Prysmian	1,225	85,968

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Webuild	2,060	$5,691
		98,784
Materials — 0.7%
Buzzi	440	17,261

TOTAL ITALY		151,324
JAPAN — 14.5%
Industrials — 5.1%
COMSYS Holdings	630	13,872
EXEO Group	1,050	11,293
Hitachi Construction Machinery	590	14,385
INFRONEER Holdings	910	7,637
Komatsu	2,550	71,033
SHO-BOND Holdings	190	7,319
		125,539
Materials — 9.4%
JFE Holdings	3,100	42,900
Maruichi Steel Tube	300	7,197
Nippon Steel	3,580	81,383
Shin-Etsu Chemical	2,010	88,652
Taiheiyo Cement	590	13,433
		233,565
TOTAL JAPAN		359,104
LUXEMBOURG — 2.4%
Materials — 2.4%
ArcelorMittal	2,533	59,356

MALAYSIA — 1.1%
Industrials — 1.1%
Gamuda	11,400	19,780
IJM	13,000	8,632

TOTAL MALAYSIA		28,412

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 2.1%
Materials — 2.1%
Cemex ADR	8,460	$51,860

NETHERLANDS — 0.8%
Industrials — 0.8%
Aalberts	540	21,052

POLAND — 0.4%
Industrials — 0.4%
Budimex	70	10,911

SOUTH KOREA — 2.2%
Industrials — 1.8%
Doosan Bobcat	300	8,938
KEPCO Engineering & Construction	96	4,822
LS Electric	77	9,620
Samsung E&A *	920	17,459
Taihan Electric Wire *	480	4,420
		45,259
Materials — 0.4%
Hyundai Steel	460	8,746

TOTAL SOUTH KOREA		54,005
SPAIN — 7.7%
Communication Services — 3.1%
Cellnex Telecom	1,970	76,168

Industrials — 3.5%
Ferrovial	1,890	78,954
Sacyr	2,290	8,233
		87,187
Materials — 0.4%
Acerinox	940	9,906

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.7%
Acciona	133	$18,005

TOTAL SPAIN		191,266
SWEDEN — 4.0%
Industrials — 3.3%
AFRY	510	9,164
Epiroc, Cl A	3,420	66,057
Peab, Cl B	860	6,584
		81,805
Materials — 0.7%
SSAB, Cl B	3,450	16,470

TOTAL SWEDEN		98,275
SWITZERLAND — 1.9%
Industrials — 1.4%
Georg Fischer	430	34,032

Information Technology — 0.5%
Landis+Gyr Group	150	13,507

TOTAL SWITZERLAND		47,539
TAIWAN — 2.8%
Materials — 2.8%
Asia Cement	14,400	20,301
EVERGREEN Steel	1,110	4,303
Goldsun Building Materials	3,580	6,133
TCC Group Holdings	37,600	38,728

TOTAL TAIWAN		69,465
TURKEY — 0.9%
Industrials — 0.7%
Enka Insaat ve Sanayi	12,060	17,275

Materials — 0.2%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret *	220	2,444

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Oyak Cimento Fabrikalari *	1,630	$3,282
		5,726
TOTAL TURKEY		23,001
UNITED ARAB EMIRATES — 0.3%
Industrials — 0.3%
NMDC Group PJSC	1,160	8,218

UNITED KINGDOM — 0.3%
Materials — 0.3%
Breedon Group	1,550	8,556

UNITED STATES — 4.9%
Energy — 1.5%
Tenaris ADR	1,290	38,300

Materials — 3.4%
Holcim	870	83,796

TOTAL UNITED STATES		122,096
TOTAL COMMON STOCK (Cost $2,482,622)		2,483,554
TOTAL INVESTMENTS — 99.9% (Cost $2,482,622)		$2,483,554

Percentages are based on Net Assets of $2,485,171.

*	Non-income producing security.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,455,648	$27,906	$—	$2,483,554
Total Investments in Securities	$2,455,648	$27,906	$—	$2,483,554

Amounts designated as ” —” are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

GLX-QH-008-1700

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 99.3%
BRAZIL — 8.4%
Consumer Discretionary — 3.4%
Arcos Dorados Holdings, Cl A	31,000	$272,800
MercadoLibre *	140	288,632
Vivara Participacoes	81,300	379,275
		940,707
Energy — 0.6%
PRIO	19,400	160,453

Financials — 2.0%
Itau Unibanco Holding ADR	46,285	301,778
NU Holdings, Cl A *	17,278	258,652
		560,430
Industrials — 2.4%
Localiza Rent a Car	38,000	277,587
WEG	38,300	366,208
		643,795
TOTAL BRAZIL		2,305,385
CHILE — 1.5%
Materials — 1.5%
Antofagasta PLC	16,742	407,719

GREECE — 2.0%
Financials — 1.5%
Alpha Services and Holdings	242,690	415,443

Industrials — 0.5%
Metlen Energy & Metals	3,294	124,115

TOTAL GREECE		539,558
INDIA — 30.5%
Consumer Discretionary — 12.7%
Eicher Motors	6,000	354,865
Lemon Tree Hotels *	163,273	261,774
Mahindra & Mahindra	13,143	439,619
MakeMyTrip *	3,777	363,234

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tata Motors	34,430	$456,221
Titan	12,042	511,874
TVS Motor	14,000	469,603
Zomato *	206,698	617,423
		3,474,613
Energy — 1.0%
Reliance Industries GDR	3,888	274,493

Financials — 5.3%
HDFC Bank ADR	9,188	561,478
ICICI Bank ADR	30,774	901,986
		1,463,464
Health Care — 3.4%
Apollo Hospitals Enterprise	6,648	549,104
Max Healthcare Institute	38,000	390,755
		939,859
Industrials — 4.7%
ABB India	3,362	318,118
Larsen & Toubro	13,000	574,219
Siemens	4,867	400,003
		1,292,340
Materials — 0.9%
Hindalco Industries	30,000	250,867

Real Estate — 2.0%
Godrej Properties *	7,500	260,153
Prestige Estates Projects	13,600	294,008
		554,161
Utilities — 0.5%
Power Grid Corp of India	35,600	143,213

TOTAL INDIA		8,393,010

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 3.1%
Consumer Staples — 1.0%
Sumber Alfaria Trijaya	1,491,000	$279,773

Financials — 2.1%
Bank Central Asia	442,700	295,754
Bank Mandiri Persero	627,100	289,103
		584,857
TOTAL INDONESIA		864,630
MEXICO — 2.5%
Consumer Staples — 1.2%
Wal-Mart de Mexico	101,000	322,725

Financials — 0.9%
Grupo Financiero Banorte, Cl O	35,900	248,922

Real Estate — 0.4%
Inmobiliaria Vesta	46,400	127,547

TOTAL MEXICO		699,194
POLAND — 1.2%
Consumer Staples — 0.7%
Dino Polska *	2,233	186,464

Financials — 0.5%
Bank Polska Kasa Opieki	3,300	135,389

TOTAL POLAND		321,853
SAUDI ARABIA — 3.4%
Consumer Staples — 0.5%
Nahdi Medical	3,793	134,432

Financials — 2.0%
Al Rajhi Bank	16,397	384,953
Saudi National Bank	18,090	168,723
		553,676

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.9%
United International Transportation	9,918	$240,510

TOTAL SAUDI ARABIA		928,618
SOUTH AFRICA — 3.9%
Consumer Staples — 0.6%
Clicks Group	7,906	166,398

Financials — 2.4%
Capitec Bank Holdings	1,787	294,489
FirstRand	74,766	362,060
		656,549
Materials — 0.9%
Gold Fields ADR	18,550	254,877

TOTAL SOUTH AFRICA		1,077,824
SOUTH KOREA — 14.5%
Communication Services — 0.8%
HYBE	1,619	223,486

Consumer Discretionary — 2.2%
Hyundai Motor	2,381	455,400
Kia	2,000	158,850
		614,250
Financials — 1.8%
Shinhan Financial Group	11,700	491,350

Industrials — 0.6%
HD Hyundai Electric	700	160,085

Information Technology — 9.1%
Samsung Electronics GDR	1,065	1,481,415
SK Hynix	7,900	1,027,234
		2,508,649
TOTAL SOUTH KOREA		3,997,820

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 23.4%
Industrials — 1.4%
Fortune Electric	19,000	$396,155

Information Technology — 22.0%
Alchip Technologies	2,000	165,677
ASE Technology Holding	25,000	119,959
ASPEED Technology	6,000	924,664
Hon Hai Precision Industry	96,000	553,673
MediaTek	24,500	949,672
Quanta Computer	76,000	636,699
Taiwan Semiconductor Manufacturing ADR	15,674	2,691,226
		6,041,570
TOTAL TAIWAN		6,437,725
THAILAND — 0.6%
Health Care — 0.6%
Bangkok Dusit Medical Services NVDR	198,412	162,681

TÜRKIYE — 0.8%
Financials — 0.8%
Haci Omer Sabanci Holding	81,100	209,484

UNITED ARAB EMIRATES — 3.0%
Consumer Discretionary — 0.8%
Americana Restaurants International PLC	297,000	226,355

Energy — 1.3%
ADNOC Drilling PJSC	295,400	353,879

Industrials — 0.9%
Salik PJSC	243,782	244,253

TOTAL UNITED ARAB EMIRATES		824,487

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
VIETNAM — 0.5%
Consumer Discretionary — 0.5%
Phu Nhuan Jewelry JSC	35,600	$146,264

TOTAL COMMON STOCK (Cost $22,706,131)		27,316,252

PREFERRED STOCK — 0.3%
BRAZIL— 0.3%
Industrials — 0.3%
Randon Implementos e Participacoes, 0.611%	47,200	91,762
TOTAL PREFERRED STOCK (Cost $113,265)		91,762
TOTAL INVESTMENTS — 99.6% (Cost $22,819,396)		$27,408,014

Percentages are based on Net Assets of $27,514,039.

*	Non-income producing security.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,951,795	$1,364,457	$—	$27,316,252
Preferred Stock	91,762	—	—	91,762
Total Investments in Securities	$26,043,557	$1,364,457	$—	$27,408,014

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 98.8%
BRAZIL — 7.0%
Consumer Discretionary — 2.2%
Arcos Dorados Holdings, Cl A	78,000	$686,400
MercadoLibre *	581	1,197,825
Vivara Participacoes	269,700	1,258,184
		3,142,409
Consumer Staples — 0.8%
Raia Drogasil	238,816	1,162,179

Financials — 2.4%
Itau Unibanco Holding ADR	276,104	1,800,198
NU Holdings, Cl A *	105,602	1,580,862
		3,381,060
Industrials — 1.6%
Localiza Rent a Car	154,200	1,126,420
WEG	109,100	1,043,166
		2,169,586
TOTAL BRAZIL		9,855,234
CHILE — 0.9%
Materials — 0.9%
Antofagasta PLC	51,816	1,261,878

CHINA — 16.4%
Communication Services — 7.8%
NetEase	211,800	3,467,368
Tencent Holdings	114,000	5,582,791
Tencent Music Entertainment Group ADR	189,338	1,976,689
		11,026,848
Consumer Discretionary — 6.1%
Alibaba Group Holding	210,900	2,202,170
ANTA Sports Products	53,200	523,789
New Oriental Education & Technology Group ADR *	14,552	894,657
PDD Holdings ADR *	9,466	909,777
Trip.com Group ADR *	76,021	3,583,630

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum China Holdings	15,529	$525,035
		8,639,058
Consumer Staples — 2.1%
Eastroc Beverage Group, Cl A	42,318	1,361,078
Nongfu Spring, Cl H	139,500	507,897
Proya Cosmetics, Cl A	81,400	1,096,896
		2,965,871
Information Technology — 0.4%
Xiaomi, Cl B *	239,100	597,719

TOTAL CHINA		23,229,496
GREECE — 1.1%
Financials — 0.6%
Alpha Services and Holdings	527,639	903,227

Industrials — 0.5%
Metlen Energy & Metals	18,178	684,930

TOTAL GREECE		1,588,157
INDIA — 26.7%
Consumer Discretionary — 9.7%
Eicher Motors	24,378	1,441,818
Indian Hotels, Cl A	180,000	1,389,630
Mahindra & Mahindra	28,854	965,134
MakeMyTrip *	14,700	1,413,699
Tata Motors	94,849	1,256,812
Titan	69,150	2,939,388
TVS Motor	61,591	2,065,952
Zomato *	744,964	2,225,266
		13,697,699
Consumer Staples — 1.9%
Avenue Supermarts *	35,600	2,091,506
Godrej Consumer Products	34,237	604,639
		2,696,145

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — 6.8%
HDFC Bank ADR	69,214	$4,229,667
ICICI Bank ADR	183,054	5,365,313
		9,594,980
Health Care — 4.2%
Apollo Hospitals Enterprise	39,247	3,241,678
Max Healthcare Institute	269,600	2,772,303
		6,013,981
Industrials — 1.0%
Havells India	64,100	1,451,610

Real Estate — 3.1%
Godrej Properties *	62,882	2,181,194
Prestige Estates Projects	98,847	2,136,900
		4,318,094
TOTAL INDIA		37,772,509
INDONESIA — 5.1%
Consumer Staples — 0.6%
Sumber Alfaria Trijaya	4,523,900	848,871

Financials — 4.5%
Bank Central Asia	6,173,800	4,124,522
Bank Mandiri Persero	4,747,600	2,188,719
		6,313,241
TOTAL INDONESIA		7,162,112
MEXICO — 2.3%
Consumer Staples — 1.5%
Gruma, Cl B	43,120	793,345
Wal-Mart de Mexico	418,500	1,337,231
		2,130,576
Financials — 0.8%
Grupo Financiero Banorte, Cl O	167,043	1,158,234

TOTAL MEXICO		3,288,810

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 1.2%
Consumer Staples — 0.7%
Dino Polska *	11,175	$933,155

Financials — 0.5%
Bank Polska Kasa Opieki	17,745	728,022

TOTAL POLAND		1,661,177
SAUDI ARABIA — 3.6%
Consumer Staples — 0.6%
Nahdi Medical	22,820	808,789

Financials — 2.1%
Al Rajhi Bank	78,392	1,840,414
Saudi National Bank	122,785	1,145,199
		2,985,613
Industrials — 0.9%
United International Transportation	56,342	1,366,285

TOTAL SAUDI ARABIA		5,160,687
SOUTH AFRICA — 2.7%
Consumer Staples — 0.7%
Clicks Group	47,862	1,007,353

Financials — 1.6%
Capitec Bank Holdings	5,630	927,797
FirstRand	264,452	1,280,630
		2,208,427
Materials — 0.4%
Gold Fields ADR	42,043	577,671

TOTAL SOUTH AFRICA		3,793,451
SOUTH KOREA — 8.6%
Communication Services — 0.7%
HYBE	7,514	1,037,228

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.0%
Kia	17,803	$1,414,005

Information Technology — 6.9%
Samsung Electronics	90,028	5,007,359
SK Hynix	36,712	4,773,646
		9,781,005
TOTAL SOUTH KOREA		12,232,238
TAIWAN — 18.8%
Information Technology — 18.8%
Alchip Technologies	25,000	2,070,960
ASPEED Technology	10,000	1,541,106
Hon Hai Precision Industry	150,000	865,114
MediaTek	154,000	5,969,365
Quanta Computer	383,000	3,208,628
Taiwan Semiconductor Manufacturing ADR	75,548	12,971,592

TOTAL TAIWAN		26,626,765
THAILAND — 1.0%
Health Care — 1.0%
Bangkok Dusit Medical Services NVDR	1,813,300	1,486,751

TÜRKIYE — 0.8%
Financials — 0.8%
Haci Omer Sabanci Holding	419,326	1,083,132

UNITED ARAB EMIRATES — 2.6%
Consumer Discretionary — 0.6%
Americana Restaurants International PLC	1,059,119	807,195

Energy — 1.0%
ADNOC Drilling PJSC	1,133,795	1,358,245

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.0%
Salik PJSC	1,448,140	$1,450,940

TOTAL UNITED ARAB EMIRATES		3,616,380
TOTAL COMMON STOCK (Cost $123,705,051)		139,818,777

PREFERRED STOCK — 0.5%
BRAZIL—0.5%
Industrials — 0.5%
Randon Implementos e Participacoes, 0.611%	344,800	670,324
TOTAL PREFERRED STOCK (Cost $806,057)		670,324
TOTAL INVESTMENTS — 99.3% (Cost $124,511,108)		$140,489,101

Percentages are based on Net Assets of $141,465,145.

*	Non-income producing security.

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$132,767,763	$7,051,014	$—	$139,818,777
Preferred Stock	670,324	—	—	670,324
Total Investments in Securities	$133,438,087	$7,051,014	$—	$140,489,101

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Great Consumer ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,841,929	$—	$(1,836,616)	$(5,313)	$—	$—	$8,202	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 64.0%
Angola — 1.0%
Angolan Government International Bond 8.750%, 04/14/32	$2,000,000	$1,812,360
Argentina — 2.2%
Argentine Republic Government International Bond
5.000%, 01/09/38(A)	3,500,000	1,699,896
4.125%, 07/09/35(A)	2,600,000	1,153,766
3.500%, 07/09/41(A)	1,900,000	790,847
		3,644,509
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	600,000	534,391
Bahrain — 0.8%
Bahrain Government International Bond 6.750%, 09/20/29	1,000,000	1,034,448
Bahrain Government International Bond MTN
5.250%, 01/25/33	300,000	277,779
		1,312,227
Brazil — 2.6%
Brazilian Government International Bond
7.125%, 05/13/54	1,300,000	1,333,770
6.125%, 01/22/32	600,000	608,738
6.000%, 10/20/33	1,200,000	1,202,703
4.500%, 05/30/29	1,200,000	1,166,047
3.750%, 09/12/31	200,000	177,943
		4,489,201
Bulgaria — 0.1%
Bulgaria Government International Bond 5.000%, 03/05/37	200,000	198,470
Chile — 1.1%
Chile Government International Bond
4.000%, 01/31/52	1,200,000	974,052
3.860%, 06/21/47	200,000	162,249
3.240%, 02/06/28	800,000	766,146
		1,902,447

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 2.3%
Colombia Government International Bond
5.200%, 05/15/49	$1,000,000	$732,177
4.500%, 03/15/29	800,000	749,903
3.875%, 04/25/27	1,000,000	957,000
3.250%, 04/22/32	1,300,000	1,033,092
3.125%, 04/15/31	800,000	652,829
		4,125,001
Costa Rica — 0.9%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	420,880
6.125%, 02/19/31	1,200,000	1,236,197
		1,657,077
Cote d’Ivoire — 0.9%
Ivory Coast Government International Bond 6.125%, 06/15/33	1,800,000	1,644,658
Dominican Republic — 3.1%
Dominican Republic International Bond
7.050%, 02/03/31	700,000	750,219
6.400%, 06/05/49	200,000	199,521
6.000%, 07/19/28	1,400,000	1,421,420
5.950%, 01/25/27	500,000	503,050
4.875%, 09/23/32	1,200,000	1,127,625
4.500%, 01/30/30	1,600,000	1,511,038
		5,512,873
Ecuador — 0.9%
Ecuador Government International Bond
6.900%, 07/31/30(A)	200,000	141,860
5.500%, 07/31/35(A)	1,700,000	935,000
5.000%, 07/31/40(A)	1,200,000	603,600
		1,680,460
Egypt — 2.9%
Egypt Government International Bond
8.875%, 05/29/50	200,000	158,402
8.700%, 03/01/49	500,000	390,000
7.903%, 02/21/48	400,000	293,487
7.625%, 05/29/32	1,400,000	1,198,932
7.500%, 01/31/27	700,000	684,040
5.800%, 09/30/27	1,400,000	1,284,500

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Egypt — continued
Egypt Government International Bond MTN 5.875%, 02/16/31	$1,400,000	$1,127,000
		5,136,361
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	200,000	138,404
Ghana — 0.7%
Ghana Government International Bond
25.722%, 02/11/27	800,000	411,692
8.950%, 03/26/51	400,000	210,570
8.125%, 03/26/32	200,000	104,990
7.750%, 04/07/29	1,000,000	522,500
		1,249,752
Hungary — 3.7%
Hungary Government International Bond
6.750%, 09/25/52	800,000	900,472
6.250%, 09/22/32	1,900,000	2,032,145
6.125%, 05/22/28	1,200,000	1,244,400
5.500%, 03/26/36	500,000	503,300
5.500%, 06/16/34	700,000	707,910
5.250%, 06/16/29	1,000,000	1,010,270
		6,398,497
India — 0.6%
Export-Import Bank of India 3.875%, 02/01/28	1,000,000	974,664
Indonesia — 0.9%
Indonesia Government International Bond
5.650%, 01/11/53	600,000	641,265
4.550%, 01/11/28	800,000	802,640
		1,443,905
Jordan — 0.2%
Jordan Government International Bond 5.750%, 01/31/27	400,000	388,648

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Kenya — 0.6%
Republic of Kenya Government International Bond
9.750%, 02/16/31	$500,000	$485,000
8.250%, 02/28/48	600,000	474,420
		959,420
Mexico — 3.1%
Mexico Government International Bond
6.400%, 05/07/54	1,300,000	1,284,555
6.350%, 02/09/35	1,900,000	1,973,586
4.750%, 04/27/32	1,400,000	1,332,593
4.400%, 02/12/52	200,000	151,929
4.150%, 03/28/27	200,000	197,000
2.659%, 05/24/31	600,000	509,162
		5,448,825
Morocco — 1.1%
Morocco Government International Bond
6.500%, 09/08/33	200,000	213,531
4.000%, 12/15/50	200,000	145,394
2.375%, 12/15/27	1,800,000	1,656,126
		2,015,051
Nigeria — 1.2%
Nigeria Government International Bond
9.248%, 01/21/49	600,000	536,206
7.696%, 02/23/38	900,000	722,102
7.143%, 02/23/30	400,000	361,940
Nigeria Government International Bond MTN 7.625%, 11/28/47	800,000	603,821
		2,224,069
Oman — 3.0%
Oman Government International Bond
6.250%, 01/25/31	1,600,000	1,698,806
5.625%, 01/17/28	700,000	714,248
5.375%, 03/08/27	1,200,000	1,208,004
4.750%, 06/15/26	700,000	694,785
Oman Government International Bond MTN 6.000%, 08/01/29	800,000	833,084
		5,148,927

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Pakistan — 0.1%
Pakistan Government International Bond MTN 7.375%, 04/08/31	$200,000	$159,512
Panama — 2.4%
Panama Government International Bond
7.500%, 03/01/31	1,500,000	1,604,137
6.400%, 02/14/35	300,000	298,843
4.500%, 04/01/56	200,000	138,819
3.875%, 03/17/28	1,000,000	943,074
3.870%, 07/23/60	1,400,000	849,971
3.750%, 03/16/25	400,000	395,001
		4,229,845
Paraguay — 0.5%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	314,000
4.950%, 04/28/31	600,000	591,445
		905,445
Peru — 2.8%
Peruvian Government International Bond
8.750%, 11/21/33	2,000,000	2,492,485
5.875%, 08/08/54	1,200,000	1,250,615
3.000%, 01/15/34	400,000	338,358
2.783%, 01/23/31	700,000	616,858
2.392%, 01/23/26	200,000	192,400
		4,890,716
Philippines — 1.5%
Philippine Government International Bond
6.375%, 10/23/34	1,300,000	1,464,102
5.950%, 10/13/47	200,000	221,232
5.500%, 01/17/48	600,000	628,275
3.700%, 02/02/42	400,000	339,192
		2,652,801
Poland — 1.8%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	1,000,000	1,022,434
Republic of Poland Government International Bond 5.500%, 04/04/53	2,100,000	2,150,400
		3,172,834

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 1.5%
Qatar Government International Bond
4.817%, 03/14/49	$600,000	$589,516
4.625%, 06/02/46	200,000	192,025
4.400%, 04/16/50	1,200,000	1,107,628
3.750%, 04/16/30	600,000	589,590
3.400%, 04/16/25	400,000	396,606
		2,875,365
Romania — 2.0%
Romanian Government International Bond
5.250%, 11/25/27	600,000	601,134
4.000%, 02/14/51	1,000,000	713,155
3.625%, 03/27/32	300,000	263,373
3.000%, 02/14/31	600,000	515,863
3.000%, 02/27/27	1,600,000	1,516,896
		3,610,421
Saudi Arabia — 1.8%
Saudi Government International Bond MTN
5.750%, 01/16/54	2,000,000	2,047,148
4.500%, 04/17/30	600,000	597,750
2.250%, 02/02/33	600,000	496,500
		3,141,398
Senegal — 0.2%
Senegal Government International Bond 6.750%, 03/13/48	400,000	297,154
Serbia — 0.7%
Serbia International Bond 6.500%, 09/26/33	1,100,000	1,150,078
South Africa — 5.5%
Republic of South Africa Government International Bond
7.300%, 04/20/52	2,400,000	2,317,200
5.875%, 09/16/25	600,000	601,920
5.875%, 04/20/32	2,600,000	2,531,841
4.875%, 04/14/26	1,000,000	990,676
4.850%, 09/27/27	800,000	790,512
4.850%, 09/30/29	1,600,000	1,528,288
4.300%, 10/12/28	1,000,000	951,550
		9,711,987

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.4%
Sri Lanka Government International Bond
7.550%, 03/28/30	$600,000	$319,301
6.750%, 04/18/28	600,000	319,502
		638,803
Trinidad & Tobago — 0.7%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	1,200,000	1,224,000
Türkiye — 2.7%
Türkiye Government International Bond
6.625%, 02/17/45	400,000	354,000
6.125%, 10/24/28	1,800,000	1,804,244
5.750%, 05/11/47	600,000	472,367
4.750%, 01/26/26	1,000,000	991,300
4.250%, 04/14/26	1,000,000	981,516
		4,603,427
Ukraine — 0.9%
Ukraine Government International Bond
7.750%, 09/01/28	400,000	127,716
7.375%, 09/25/34	1,400,000	428,400
7.253%, 03/15/35	2,000,000	610,502
6.876%, 05/21/31	1,600,000	489,798
		1,656,416
United Arab Emirates — 3.8%
Abu Dhabi Government International Bond
5.500%, 04/30/54	1,000,000	1,075,000
3.125%, 09/30/49	800,000	590,000
2.125%, 09/30/24	1,000,000	997,600
Abu Dhabi Government International Bond MTN
4.875%, 04/30/29	1,000,000	1,026,140
3.125%, 10/11/27	800,000	777,920
2.500%, 04/16/25	1,200,000	1,182,186
Finance Department Government of Sharjah 6.500%, 11/23/32	800,000	852,971
Finance Department Government of Sharjah MTN 4.375%, 03/10/51	200,000	144,502
		6,646,319

Schedule of Investments	August 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Uruguay — 0.4%
Uruguay Government International Bond
5.100%, 06/18/50	$400,000	$397,306
4.375%, 01/23/31	400,000	401,148
		798,454
TOTAL SOVEREIGN DEBT (Cost $112,051,935)		112,405,172

CORPORATE OBLIGATIONS — 28.4%
Azerbaijan — 0.7%
Energy — 0.7%
Southern Gas Corridor CJSC 6.875%, 03/24/26	1,200,000	1,219,308
Brazil — 1.8%
Energy — 0.6%
Raizen Fuels Finance 6.450%, 03/05/34	1,000,000	1,054,047
Industrials — 0.4%
Rumo Luxembourg Sarl 4.200%, 01/18/32	800,000	709,701
Materials — 0.8%
GUSAP III 7.250%, 04/16/44	600,000	683,465
Vale Overseas 3.750%, 07/08/30	700,000	653,790
		1,337,255
		3,101,003
Chile — 5.5%
Consumer Staples — 0.7%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,400,000	1,235,292
Energy — 1.8%
Empresa Nacional del Petroleo
6.150%, 05/10/33	1,800,000	1,888,162
5.250%, 11/06/29	1,200,000	1,201,758
		3,089,920

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 2.4%
Corp Nacional del Cobre de Chile
5.950%, 01/08/34	$1,100,000	$1,143,385
3.625%, 08/01/27	1,300,000	1,250,751
3.000%, 09/30/29	2,000,000	1,820,939
		4,215,075
Utilities — 0.6%
Chile Electricity Lux MPC Sarl 6.010%, 01/20/33	965,000	998,775
		9,539,062
China — 0.2%
Communication Services — 0.2%
Prosus 4.987%, 01/19/52	500,000	401,654
Colombia — 0.5%
Energy — 0.5%
Ecopetrol 5.875%, 05/28/45	1,100,000	817,708
Hungary — 0.4%
Utilities — 0.4%
MVM Energetika Zrt 6.500%, 03/13/31	650,000	667,016
Indonesia — 1.9%
Energy — 0.1%
Pertamina Persero MTN 6.450%, 05/30/44	200,000	218,500
Materials — 1.6%
Freeport Indonesia 6.200%, 04/14/52	200,000	207,938
Freeport Indonesia MTN 5.315%, 04/14/32	1,400,000	1,403,620
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	1,200,000	1,262,566
		2,874,124
Utilities — 0.2%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN 4.125%, 05/15/27	400,000	393,672
		3,486,296

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Kazakhstan — 0.9%
Energy — 0.9%
KazMunayGas National JSC 6.375%, 10/24/48	$1,000,000	$978,556
Tengizchevroil Finance International 4.000%, 08/15/26	600,000	580,932
		1,559,488
Kuwait — 1.0%
Financials — 1.0%
NBK SPC
5.500%, SOFRRATE + 1.160%, 06/06/30(C)	800,000	825,160
1.625%, SOFRRATE + 1.050%, 09/15/27(C)	1,000,000	937,094
		1,762,254
Malaysia — 1.6%
Energy — 1.6%
Petronas Capital MTN
4.550%, 04/21/50	1,400,000	1,277,268
3.500%, 04/21/30	1,100,000	1,044,054
3.500%, 03/18/25	600,000	595,439
		2,916,761
Mexico — 5.3%
Consumer Staples — 1.0%
Becle 2.500%, 10/14/31	900,000	737,535
Bimbo Bakeries USA 6.050%, 01/15/29	1,000,000	1,050,360
		1,787,895
Energy — 3.5%
Petroleos Mexicanos
10.000%, 02/07/33	800,000	821,836
7.690%, 01/23/50	1,800,000	1,339,208
6.840%, 01/23/30	1,500,000	1,353,177
6.500%, 01/23/29	1,000,000	918,214
5.950%, 01/28/31	2,000,000	1,662,990
		6,095,425
Financials — 0.4%
Banco Nacional de Comercio Exterior SNC 2.720%, H15T5Y + 2.000%, 08/11/31(C)	800,000	728,984
Materials — 0.4%
Orbia Advance 2.875%, 05/11/31	800,000	679,749
		9,292,053

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Peru — 0.1%
Energy — 0.1%
Transportadora de Gas del Peru 4.250%, 04/30/28	$160,000	$156,313
Saudi Arabia — 1.9%
Energy — 1.6%
EIG Pearl Holdings Sarl
4.387%, 11/30/46	600,000	485,988
3.545%, 08/31/36	400,000	351,032
Saudi Arabian Oil MTN
5.750%, 07/17/54	1,200,000	1,211,076
3.500%, 04/16/29	800,000	765,123
		2,813,219
Utilities — 0.3%
Acwa Power Management And Investments One 5.950%, 12/15/39	579,636	573,028
		3,386,247
South Africa — 1.3%
Materials — 0.2%
Sasol Financing USA 5.500%, 03/18/31	400,000	351,732
Utilities — 1.1%
Eskom Holdings SOC MTN 6.350%, 08/10/28	2,000,000	2,001,120
		2,352,852
South Korea — 0.1%
Information Technology — 0.1%
SK Hynix 2.375%, 01/19/31	200,000	170,637
Thailand — 0.6%
Materials — 0.6%
GC Treasury Center MTN 2.980%, 03/18/31	1,200,000	1,040,429
United Arab Emirates — 1.1%
Energy — 0.3%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	600,000	555,594

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 0.3%
DP World Crescent 5.500%, 09/13/33	$200,000	$208,190
DP World Crescent MTN 4.848%, 09/26/28	200,000	201,860
DP World MTN 4.700%, 09/30/49	200,000	176,000
		586,050
Utilities — 0.5%
National Central Cooling PJSC 2.500%, 10/21/27	1,000,000	928,252
		2,069,896
United Kingdom — 0.3%
Consumer Staples — 0.3%
CK Hutchison International 23 4.750%, 04/21/28	500,000	503,970
United States — 3.2%
Energy — 0.6%
Pluspetrol Camisea 6.240%, 07/03/36	1,000,000	1,046,767
Financials — 1.8%
Bank of America MTN 4.948%, SOFRRATE + 2.040%, 07/22/28(C)	800,000	808,226
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/27(C)	1,100,000	1,088,348
1.578%, SOFRRATE + 0.885%, 04/22/27(C)	1,200,000	1,141,811
		3,038,385
Materials — 0.8%
GCC 3.614%, 04/20/32	1,500,000	1,330,965
		5,416,117
TOTAL CORPORATE OBLIGATIONS (Cost $50,082,718)		49,859,064

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bond
4.500%, 02/15/44	1,000,000	1,025,000
4.250%, 02/15/54	1,000,000	1,003,906
U.S. Treasury Notes
5.000%, 10/31/25	4,000,000	4,030,938

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
4.125%, 03/31/29	$1,000,000	$1,015,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,869,535)		7,075,625

	Shares
EXCHANGE TRADED FUND — 0.7%
Global X 1-3 Month T-Bill ETF (D)	12,500	1,256,250

TOTAL EXCHANGE TRADED FUND (Cost $1,256,772)		1,256,250
TOTAL INVESTMENTS — 97.1% (Cost $170,260,960)		$170,596,111

Percentages are based on Net Assets of $175,650,228.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $559,284, representing 0.3% of the Net Assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Affiliated investment.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Emerging Markets Bond ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$112,405,172	$—	$112,405,172
Corporate Obligations	—	49,859,064	—	49,859,064
U.S. Treasury Obligations	—	7,075,625	—	7,075,625
Exchange Traded Fund	1,256,250	—	—	1,256,250
Total Investments in Securities	$1,256,250	$169,339,861	$—	$170,596,111

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,256,500	$—	$—	$(250)	$—	$1,256,250	$49,940	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	August 31, 2024 (Unaudited)

Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 94.2%
BRAZIL — 92.6%
Consumer Discretionary — 6.2%
Arcos Dorados Holdings, Cl A	7,667	$67,470
MercadoLibre *	37	76,281
Vivara Participacoes	16,200	75,575
		219,326
Consumer Staples — 5.1%
AMBEV ADR	27,633	62,727
Raia Drogasil	23,800	115,821
		178,548
Energy — 19.4%
3R PETROLEUM OLEO E GAS	24,400	113,613
Petroleo Brasileiro ADR	23,742	361,591
PRIO	25,200	208,424
		683,628
Financials — 26.8%
Banco Bradesco ADR	63,717	177,133
Banco BTG Pactual	16,400	102,976
Banco do Brasil	13,500	67,032
Itau Unibanco Holding ADR	46,133	300,787
NU Holdings, Cl A *	19,597	293,367
		941,295
Health Care — 2.3%
Hypera	16,300	82,143

Industrials — 10.7%
Localiza Rent a Car	17,400	127,106
Rumo	18,200	70,219
WEG	18,800	179,757
		377,082
Materials — 14.5%
ERO Copper *	4,324	88,902
Suzano ADR	10,667	103,897

Schedules of Investments	August 31, 2024 (Unaudited)

Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vale ADR, Cl B	30,147	$317,146
		509,945
Real Estate — 1.6%
Multiplan Empreendimentos Imobiliarios	12,000	54,329

Utilities — 6.0%
Centrais Eletricas Brasileiras ADR	17,465	129,765
Equatorial Energia	13,500	81,525
		211,290
TOTAL BRAZIL		3,257,586
UNITED STATES — 1.6%
Consumer Staples — 1.6%
JBS	9,000	55,621

TOTAL COMMON STOCK (Cost $3,345,430)		3,313,207

PREFERRED STOCK — 4.9%
BRAZIL—4.9%
Financials — 3.0%
Itausa (A)	54,465	105,404
Industrials — 1.9%
Randon Implementos e Participacoes, 0.611%	35,000	68,044
TOTAL BRAZIL		173,448
TOTAL PREFERRED STOCK (Cost $176,558)		173,448
TOTAL INVESTMENTS — 99.1% (Cost $3,521,988)		$3,486,655

Percentages are based on Net Assets of $3,517,764.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Schedules of Investments	August 31, 2024 (Unaudited)

Global X Brazil Active ETF

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$82,527	$55,916	$(138,008)	$(67)	$(368)	$—	$1,612	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	August 31, 2024 (Unaudited)

Global X India Active ETF

	Shares	Value
COMMON STOCK — 99.9%
INDIA — 99.9%
Communication Services — 3.3%
Bharti Airtel	39,421	$746,882

Consumer Discretionary — 13.2%
FSN E-Commerce Ventures *	240,245	594,946
Maruti Suzuki India	4,338	641,510
Tata Motors	44,396	588,277
Titan	16,777	713,147
Zomato *	141,429	422,459
		2,960,339
Consumer Staples — 8.8%
Avenue Supermarts *	7,310	429,464
Dabur India	98,258	746,443
United Spirits	44,885	789,021
		1,964,928
Energy — 10.6%
Bharat Petroleum	118,606	505,768
Reliance Industries GDR	26,386	1,862,852
		2,368,620
Financials — 28.1%
Axis Bank	71,603	1,003,341
Federal Bank	211,919	491,952
General Insurance Corp of India	96,337	469,560
Go Digit General Insurance *	113,220	517,967
HDFC Bank	55,932	1,091,615
ICICI Bank ADR	52,895	1,550,352
SBI Life Insurance	28,588	630,685
Shriram Finance	13,536	517,175
		6,272,647
Health Care — 3.0%
Apollo Hospitals Enterprise	8,028	663,087

Industrials — 8.5%
Kajaria Ceramics	35,637	573,978

Schedules of Investments	August 31, 2024 (Unaudited)

Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Larsen & Toubro	29,872	$1,319,466
		1,893,444
Information Technology — 11.8%
Infosys ADR	46,104	1,073,301
LTIMindtree	7,011	514,599
Tata Consultancy Services	19,199	1,042,401
		2,630,301
Materials — 6.5%
Tata Steel	423,149	770,708
UltraTech Cement	5,033	678,212
		1,448,920
Real Estate — 3.7%
Prestige Estates Projects	38,692	836,454

Utilities — 2.4%
NTPC	108,648	539,151

TOTAL INDIA		22,324,773
TOTAL COMMON STOCK (Cost $19,460,702)		22,324,773
TOTAL INVESTMENTS — 99.9% (Cost $19,460,702)		$22,324,773

Percentages are based on Net Assets of $22,354,057.

*	Non-income producing security.

As of August 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedules of Investments	August 31, 2024 (Unaudited)

Global X India Active ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$257,934	$238,954	$(495,590)	$(695)	$(603)	$—	$8,153	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

SOC — State Owned Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

GLX-QH-009-0900

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Interest Rate Hedge ETF

	Shares	Value
EXCHANGE TRADED FUND — 89.0%
Global X 1-3 Month T-Bill ETF (A)(B)	16,150	$1,623,075
TOTAL EXCHANGE TRADED FUND (Cost $1,619,690)		1,623,075

PURCHASED SWAPTIONS — 10.8% (Cost $483,700)		196,829
TOTAL INVESTMENTS — 99.8% (Cost $2,103,390)		$1,819,904

Percentages are based on Net Assets of $1,823,611.

(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.

A list of the open OTC interest rate swaptions purchased by the Fund at August 31, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Put Swaptions
10-Year SOFR Interest Rate Swap	UBS	8,000,000	3.600%	02/20/25	$126,381
10-Year SOFR Interest Rate Swap	UBS	8,000,000	3.950%	01/17/25	51,457
10-Year SOFR Interest Rate Swap	Barclays	8,000,000	4.150%	12/04/24	18,877
10-Year SOFR Interest Rate Swap	Barclays	10,000,000	4.150%	09/18/24	114

Total Purchased Swaptions					$196,829

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Interest Rate Hedge ETF

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,623,075	$—	$—	$1,623,075
Purchased Swaptions	—	196,829	—	196,829
Total Investments in Securities	$1,623,075	$196,829	$—	$1,819,904

 The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$2,362,220	$137,925	$(873,212)	$(112)	$(3,746)	$1,623,075	$72,823	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 91.6%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/29	$47,778	$52,328
3.625%, 04/15/28	38,849	41,295
3.375%, 04/15/32	44,250	49,438
2.500%, 01/15/29	102,432	105,883
2.375%, 01/15/27	31,158	31,428
2.375%, 10/15/28	87,187	89,713
2.125%, 04/15/29	71,102	72,408
2.125%, 02/15/54	20,474	20,791
2.125%, 02/15/40	14,536	14,881
1.750%, 01/15/34	102,207	101,856
1.750%, 01/15/28	37,492	37,450
1.625%, 10/15/27	21,212	21,165
1.500%, 02/15/53	31,708	27,943
1.375%, 07/15/33	124,135	120,553
1.375%, 02/15/44	60,662	54,102
1.250%, 04/15/28	52,372	51,365
1.125%, 01/15/33	116,019	110,345
1.000%, 02/15/49	49,941	39,751
1.000%, 02/15/46	39,778	32,402
1.000%, 02/15/48	38,221	30,601
0.875%, 02/15/47	39,045	30,625
0.875%, 01/15/29	99,540	96,145
0.750%, 02/15/42	41,712	33,938
0.750%, 02/15/45	13,342	10,421
0.625%, 02/15/43	40,995	32,039
0.625%, 07/15/32	81,099	74,831
0.500%, 01/15/28	50,948	48,832
0.375%, 01/15/27	39,018	37,567
0.375%, 07/15/27	38,531	37,096
0.250%, 07/15/29	116,683	109,481
0.250%, 02/15/50	24,430	15,742
0.125%, 01/15/30	30,528	28,153
0.125%, 04/15/26	59,900	57,752
0.125%, 10/15/26	68,984	66,475
0.125%, 07/15/31	93,776	84,649
0.125%, 04/15/27	111,273	106,161
0.125%, 01/15/31	60,345	54,772
0.125%, 07/15/26	52,428	50,677
0.125%, 01/15/32	28,335	25,249
0.125%, 07/15/30	36,761	33,767

Schedule of Investments	August 31, 2024 (Unaudited)

Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.125%, 02/15/52	$5,643	$3,401
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,161,024)		2,143,471

PURCHASED OPTIONS — 8.0% (Cost $213,000)		186,809
TOTAL INVESTMENTS — 99.6% (Cost $2,374,024)		$2,330,280

Percentages are based on Net Assets of $2,340,279.

A list of the OTC interest rate options purchased by the Fund at August 31, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options

U.S. 2Yr/10Yr SOFR Spread Swap	UBS	15,000,000	0.270%	07/23/26	$55,541

U.S. 2Yr/10Yr SOFR Spread Swap	Bank of America	18,000,000	0.200%	02/13/26	65,222

U.S. 2Yr/10Yr SOFR Spread Swap	Barclays	10,000,000	0.200%	03/13/26	37,309

U.S. 2Yr/10Yr SOFR Spread Swap	Barclays	12,000,000	0.000%	02/27/25	28,737

Total Purchased Options					$186,809

As of August 31, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2024 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange Traded Fund

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

GLX-QH-011-0500